Document And Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	SEITEL INC
Entity Central Index Key	0000750813
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Mar 31, 2013
Amendment Flag	false

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 25,544	$ 61,891	$ 74,894
Receivables
Trade, less allowance for doubtful accounts	43,595	61,195	51,306
Notes and other, less allowance for doubtful accounts	2,101	2,143	4,322
Due from Seitel Holdings, Inc.	1,120	874	861
Seismic data library		1,069,921	872,674
Less: Accumulated amortization	(911,781)	(889,804)	(751,980)
Net seismic data library	197,221	180,117	120,694
Property and equipment		18,279	16,921
Less: Accumulated depreciation and amortization	(13,755)	(13,461)	(11,882)
Net property and equipment	4,651	4,818	5,039
Investment in marketable securities		0	262
Prepaid expenses, deferred charges and other	11,040	10,774	10,244
Intangible assets, net	19,255	20,828	26,814
Goodwill	205,974	208,020	205,838
Deferred income taxes	84	84	56
TOTAL ASSETS	510,585	550,744	500,330
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable		37,521	36,593
Accrued liabilities		19,569	16,856
Employee compensation payable		5,693	7,101
Accounts payable and accrued liabilities	53,122	62,783	60,550
Income taxes payable	972	4,134	1,464
Debt
Senior Notes	250,000	275,000	275,000
Notes payable	12	29	95
Obligations under capital leases	2,990	3,113	3,161
Deferred revenue	51,348	52,857	48,845
Deferred income taxes	2,896	2,470	1,375
TOTAL LIABILITIES	361,340	400,386	390,490
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER’S EQUITY
Common stock, par value $.001 per share; 100 shares authorized, issued and outstanding	0	0	0
Additional paid-in capital	398,998	398,772	398,011
Retained deficit	(270,397)	(272,135)	(309,185)
Accumulated other comprehensive income	20,644	23,721	21,014
TOTAL STOCKHOLDER’S EQUITY	149,245	150,358	109,840
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ 510,585	$ 550,744	$ 500,330

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Trade, allowance for doubtful accounts	$ 352	$ 737	$ 1,043
Notes and other, allowance for doubtful accounts	988	988	1,501
Seismic Data Library Accumulated Amortization	911,781	889,804	751,980
Property and equipment, accumulated depreciation and amortization	13,755	13,461	11,882
Intangible assets, accumulated amortization	$ 35,214	$ 34,087	$ 29,378
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100	100	100
Common stock, shares issued	100	100	100
Common stock, shares outstanding	100	100	100

Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUE	$ 51,351	$ 72,547	$ 240,458	$ 218,008	$ 175,556
EXPENSES:
Depreciation and amortization	29,338	39,384	139,754	142,963	175,592
Cost of sales	39	97	464	100	97
Selling, general and administrative	7,387	8,092	29,088	31,649	31,831
Total operating expenses	36,764	47,573	169,306	174,712	207,520
INCOME (LOSS) FROM OPERATIONS	14,587	24,974	71,152	43,296	(31,964)
Interest expense			(29,143)	(35,246)	(41,094)
Interest income			132	479	558
Interest expense, net	(9,315)	(7,219)	(29,011)	(34,767)	(40,536)
Foreign currency exchange gains (losses)	(647)	411	681	(726)	441
Loss on early extinguishment of debt	(1,504)	0	0	(7,912)	0
Gain on sale of marketable securities			230	2,467	4,188
Other income	1	81	780	250	446
Income (loss) before income taxes	3,122	18,247	43,832	2,608	(67,425)
Provision (benefit) for income taxes	1,384	3,541	6,782	392	(4,008)
NET INCOME (LOSS)	$ 1,738	$ 14,706	$ 37,050	$ 2,216	$ (63,417)

Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income (loss)	$ 1,738	$ 19,945	$ 1,129	$ 1,270	$ 14,706	$ 11,842	$ (5,111)	$ (5,026)	$ 511	$ 37,050	$ 2,216	$ (63,417)
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period	0				85					(32)	(373)	4,117
Less: Reclassification adjustment for realized gains included in earnings										(230)	(2,467)	(4,188)
Foreign currency translation adjustments	(3,077)				2,556					2,969	(3,037)	6,948
Comprehensive income (loss)	$ (1,339)				$ 17,347					$ 39,757	$ (3,661)	$ (56,540)

Consolidated Statement Of Stockholder's Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Balance at Dec. 31, 2009		$ 0	$ 274,331	$ (247,984)	$ 20,014
Balance, shares at Dec. 31, 2009		100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			3,157
Net income (loss)	(63,417)			(63,417)
Foreign currency translation adjustments	6,948				6,948
Unrealized gains (losses) on securities held as available for sale, net of tax	4,117				4,117
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax	(4,188)				(4,188)
Balance at Dec. 31, 2010		0	277,488	(311,401)	26,891
Balance, shares at Dec. 31, 2010		100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			453
Investment by Parent, net			120,070
Net income (loss)	2,216			2,216
Foreign currency translation adjustments	(3,037)				(3,037)
Unrealized gains (losses) on securities held as available for sale, net of tax	(373)				(373)
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax	(2,467)				(2,467)
Balance at Dec. 31, 2011	109,840	0	398,011	(309,185)	21,014
Balance, shares at Dec. 31, 2011	100	100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			761
Net income (loss)	37,050			37,050
Foreign currency translation adjustments	2,969				2,969
Unrealized gains (losses) on securities held as available for sale, net of tax	(32)				(32)
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax	(230)				(230)
Balance at Dec. 31, 2012	150,358	0	398,772	(272,135)	23,721
Balance, shares at Dec. 31, 2012	100	100
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Amortization of stock-based compensation costs			226
Net income (loss)	1,738			1,738
Foreign currency translation adjustments	(3,077)				(3,077)
Unrealized gains (losses) on securities held as available for sale, net of tax	0
Reclassification adjustment for realized gains on securities held as available for sale included in earnings, net of tax
Balance at Mar. 31, 2013	$ 149,245	$ 0	$ 398,998	$ (270,397)	$ 20,644
Balance, shares at Mar. 31, 2013	100	100

Consolidated Statements Of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of net income (loss) to net cash provided by operating activities:
Net income (loss)	$ 1,738,000	$ 14,706,000	$ 37,050,000	$ 2,216,000	$ (63,417,000)
Depreciation and amortization	29,338,000	39,384,000	139,754,000	142,963,000	175,592,000
Loss on early extinguishment of debt	1,504,000	0	0	7,912,000	0
Deferred income tax provision (benefit)	523,000	1,065,000	1,222,000	(289,000)	(4,053,000)
Foreign currency exchange losses (gains)	647,000	(411,000)	(681,000)	726,000	(441,000)
Amortization of deferred financing costs	502,000	492,000	2,044,000	1,999,000	1,753,000
Amortization of debt premium			0	(56,000)	(98,000)
Amortization of stock-based compensation	226,000	73,000	761,000	453,000	3,157,000
Amortization of favorable facility lease	0	72,000	393,000	290,000	276,000
Increase (decrease) in allowance for doubtful accounts			(461,000)	12,000	1,524,000
Non-cash other income			(208,000)	(98,000)	(124,000)
Non-cash revenue	(635,000)	(2,115,000)	(8,518,000)	(9,514,000)	(9,864,000)
Gain on sale of marketable securities			(230,000)	(2,467,000)	(4,188,000)
Decrease (increase) in receivables	17,520,000	(1,092,000)	(8,365,000)	(20,277,000)	(7,285,000)
Decrease (increase) in other assets	287,000	(543,000)	(43,000)	(471,000)	(156,000)
Increase (decrease) in deferred revenue	(1,146,000)	985,000	6,520,000	11,108,000	12,811,000
Increase (decrease) in accounts payable and other liabilities	(15,092,000)	(7,534,000)	2,243,000	(7,684,000)	3,393,000
Net cash provided by operating activities	35,412,000	45,082,000	171,481,000	126,823,000	108,880,000
Cash flows from investing activities:
Cash invested in seismic data	(40,132,000)	(56,420,000)	(183,244,000)	(126,979,000)	(49,465,000)
Cash paid to acquire property, equipment and other	(336,000)	(250,000)	(1,422,000)	(2,121,000)	(527,000)
Net proceeds from sale of marketable securities			230,000	2,467,000	4,188,000
Cash from sale of property, equipment and other			90,000	122,000	86,000
Advances to Seitel Holdings, Inc.	(246,000)	(4,000)	(13,000)	(755,000)	(9,000)
Repayment from Seitel Holdings, Inc.	0	0	0	50,000	0
Net cash used in investing activities	(40,714,000)	(56,674,000)	(184,359,000)	(127,216,000)	(45,727,000)
Cash flows from financing activities:
Contributed capital			0	125,000,000	0
Issuance of 9½% Senior Notes	250,000,000	0
Principal payments on notes payable	(17,000)	(16,000)	(66,000)	(59,000)	(54,000)
Principal payments on capital lease obligations	(62,000)	(42,000)	(212,000)	(164,000)	(146,000)
Borrowings on line of credit			0	737,000	10,000
Payments on line of credit			0	(737,000)	(10,000)
Costs of debt and equity transactions	(5,822,000)	0	0	(6,338,000)	(65,000)
Net cash used in financing activities	(30,901,000)	(58,000)	(278,000)	(14,655,000)	(265,000)
Effect of exchange rate changes	(144,000)	171,000	153,000	(29,000)	813,000
Net increase (decrease) in cash and cash equivalents	(36,347,000)	(11,479,000)	(13,003,000)	(15,077,000)	63,701,000
Cash and cash equivalents at beginning of period	61,891,000	74,894,000	74,894,000	89,971,000	26,270,000
Cash and cash equivalents at end of period	25,544,000	63,415,000	61,891,000	74,894,000	89,971,000
Supplemental disclosure of cash flow information:
Interest	18,253,000	13,475,000	27,099,000	37,981,000	39,440,000
Income taxes, net of refunds received	3,770,000	1,462,000	2,258,000	7,979,000	(53,000)
Supplemental schedule of non-cash investing and financing activities:
Additions to seismic data library	2,716,000	709,000	3,376,000	10,215,000	10,545,000
Capital lease obligations incurred		0	95,000	0	0
9.75% Senior Notes [Member]
Cash flows from financing activities:
Repayment of Senior Notes	(275,000,000)	0	0	(131,094,000)	0
11.75% Senior Notes [Member]
Cash flows from financing activities:
Repayment of Senior Notes			$ 0	$ (2,000,000)	$ 0

Consolidated Statements Of Cash Flows (Parenthetical) (Senior Notes [Member])(11.75% Senior Notes [Member])	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate of senior notes	11.75%	11.75%	11.75%

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Significant Accounting Policies
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization: On February 14, 2007, Seitel Acquisition Corp. (“Acquisition Corp.”) was merged with and into Seitel, Inc. (the "Company"), pursuant to a merger agreement between the Company, Acquisition Corp. and Seitel Holdings, Inc. (“Holdings”) dated October 31, 2006 (the "Merger"). Pursuant to the merger agreement, the Company continued as the surviving corporation and became a privately owned corporation and wholly-owned subsidiary of Holdings. Holdings is an investment entity in which ValueAct Capital Master Fund, L.P. (“ValueAct Capital”) owns a majority interest. In May 2011, Centerbridge Capital Partners II, L.P. and Centerbridge Capital Partners SBS II, L.P. (together with Centerbridge Capital Partners II, L.P., “Centerbridge”) purchased a minority interest in Holdings.
Nature of Operations: The Company owns an extensive library of proprietary onshore and offshore seismic data that it offers for license to oil and gas companies. The Company’s library includes a vast amount of data across both unconventional plays and conventional oil and gas basins. Unconventional plays are those that cannot be produced at economic flow rates, nor in economic volumes without the use of advanced stimulation techniques, usually for reasons of low permeability. The more common of these advanced stimulation techniques are horizontal drilling and hydraulic fracturing or any others that would enhance recovery rates. Included in these unconventional resources are heavy oil, tar sands, shale gas and oil, gas hydrates and coalbed methane. The Company has leading seismic market positions in key North American unconventional plays, including oil and liquids-rich plays such as the Eagle Ford/Woodbine, Utica/Marcellus and Niobrara/Bakken in the United States and Montney and Cardium in Canada. The majority of the Company's conventional seismic data covers onshore regions within North America with the remainder covering offshore United States. To support its seismic data licensing business and its clients, the Company maintains warehouse and electronic storage facilities in Houston, Texas and Calgary, Alberta, Canada and offers, through its Seitel Solutions business unit ("Solutions"), the ability to access and interact, via a standard web browser and the Internet, with the seismic data library owned and marketed by the Company.
Basis of Presentation: The accompanying consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Certain reclassifications have been made to the amounts in the prior year’s financial statements to conform to the current year’s presentation.
The Company presents its consolidated balance sheets on an unclassified basis. The portion of seismic data library costs to be amortized during the next year cannot be classified as a current asset due to Securities and Exchange Commission ("SEC") guidance. Classification of all of these costs as noncurrent would be misleading to the reader because it would not indicate the level of assets expected to be converted into cash in the next year.
Use of Estimates and Assumptions: The preparation of the Company's financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the accounting for and recognition of assets, liabilities, revenues and expenses. These estimates and assumptions must be made because certain information that is used in the preparation of the Company's financial statements is dependent on future events, cannot be calculated with a high degree of precision from data available or is not otherwise capable of being readily calculated based on generally accepted methodologies. In some cases, these estimates are particularly difficult to determine and the Company must exercise significant judgment.
The most difficult, subjective and complex estimates and assumptions that deal with the greatest amount of uncertainty are related to the Company's accounting for its seismic data library and goodwill.

The Company's accounting for its seismic data library requires it to make significant subjective estimates and assumptions relative to future sales and cash flows from such library. These cash flows impact amortization rates, as well as potential impairment charges. Any changes in the Company's estimates or underlying assumptions will impact the Company's income from operations prospectively from the date changes are made. To the extent that such estimates, or the assumptions used to make those estimates, prove to be significantly different than actual results, the carrying value of the seismic data library may be subject to higher prospective amortization rates, additional straight-line amortization or impairment losses.
In a portion of its seismic data library activities, the Company engages in certain non-monetary exchanges and records a data library asset for the seismic data received and recognizes revenue on the transaction in accordance with its policies on revenue recognition. These transactions are valued at the fair value of the data received by the Company or licenses or services granted by the Company, whichever is more readily determinable. The Company's estimate of the value of these transactions is highly subjective and based, in large part, on data sales transactions between the Company and a limited number of customers over a limited time period.
When required to perform the two-step goodwill impairment test, the Company estimates the fair value of the reporting unit using discounted cash flow analysis which requires significant judgments and estimates about the future performance of the Company. If these projected cash flows change materially, the Company may be required to record impairment losses relative to goodwill.
Actual results could differ materially from the estimates and assumptions that the Company uses in the preparation of its financial statements. To the extent management's estimates and assumptions change in the future, the effect on the Company’s reported results could be significant to any particular reporting period.
Revenue Recognition:
Revenue from Data Acquisition
The Company generates revenue when it creates a new seismic survey that is initially licensed by one or more of its customers to use the resulting data. The payments for the initial licenses are sometimes referred to as underwriting or prefunding. Customers make periodic payments throughout the creation period, which generally correspond to costs incurred and work performed. These payments are non-refundable. The Company considers the contracts signed up to the time the Company makes a firm commitment to create the new seismic survey as underwriting. Any subsequent licensing of the data while it is in progress is considered a resale license (see “Revenue from Non-Exclusive Data Licenses”).
Underwriting revenue is recognized throughout the creation period using the proportional performance method based upon costs incurred and work performed to date as a percentage of total estimated costs and work required. Management believes that this method is the most reliable and representative measure of progress for its data creation projects. On average, the duration of the data creation process is approximately one year. Under these contracts, the Company creates new seismic data designed in conjunction with its customers and specifically suited to the geology of the area using the most appropriate technology available.
The Company outsources the substantial majority of the work required to complete data acquisition projects to third party contractors. The Company’s payments to these third party contractors comprise the substantial majority of the total estimated costs of the project and are paid throughout the creation period. A typical survey includes specific activities required to complete the survey, each of which has value to the customers. Typical activities, that often occur concurrently, include:

•	permitting for land access, mineral rights, and regulatory approval;

•	surveying;

•	drilling for the placement of energy sources;

•	recording the data in the field; and

•	processing the data.
The customers paying for the initial licenses receive legally enforceable rights to any resulting product of each activity described above. The customers also receive access to and use of the newly acquired, processed data.
The customers’ access to and use of the results of the work performed and of the newly acquired, processed data is governed by a license agreement, which is a separate agreement from the acquisition contract. The Company’s acquisition contracts require the customer either to have a license agreement in place or to execute one at the time the acquisition contract is signed. The Company maintains sole ownership of the newly acquired data, which is added to its library, and is free to license the data to other customers.
Revenue from Non-Exclusive Data Licenses
The Company recognizes a substantial portion of its revenue from licensing of data once it is available for delivery. These are sometimes referred to as resale licensing revenue, post-acquisition license sales or shelf sales.
These sales fall under the following four basic forms of non-exclusive license contracts.

•
Specific license contract—The customer licenses and selects data from the data library, including data currently in progress, at the time the contract is entered into and holds this license for a long-term period.

•
Library card license contract—The customer initially receives only access to data. The customer may then select specific data, from the collection of data to which it has access, to hold long-term under its license agreement. The length of the selection periods under the library card contracts is limited in time and varies from customer to customer.

•
Review and possession license contract—The customer obtains the right to review a certain quantity of data for a limited period of time. During the review period, the customer may select specific data from that available for review to hold long-term under its license agreement. Any data not selected for long-term licensing must be returned to the Company at the end of the review period.

•	Review only license contract—The customer obtains rights to review a certain quantity of data for a limited period of time, but does not obtain the right to select specific data to hold long-term.
The Company’s non-exclusive license contracts specify the following:

•	that all customers must also execute a master license agreement that governs the use of all data received under the Company’s non-exclusive license contracts;

•	the specific payment terms, generally ranging from 30 days to 12 months, and that such payments are non-cancelable and non-refundable;

•	the actual data that is accessible to the customer; and

•
that the data is licensed in its present form, where is and as is and the Company is under no obligation to make any enhancements, modifications or additions to the data unless specific terms to the contrary are included.

Revenue from the non-exclusive licensing of seismic data is recognized when the following criteria are met:

•	the Company has an arrangement with the customer that is validated by a signed contract;

•	the sales price is fixed and determinable;

•	collection is reasonably assured;

•	the customer has selected the specific data or the contract has expired without full selection;

•	the data is currently available for delivery; and

•	the license term has begun.
Copies of the data are available to the customer immediately upon request.
For licenses that have been invoiced for which payment is due or has been received, but have not met the aforementioned criteria, the revenue is deferred along with the related direct costs (primarily sales commissions). This normally occurs under the library card, review and possession or review only license contracts because the data selection may occur over time. Additionally, if the contract allows licensing of data that is not currently available or enhancements, modifications or additions to the data are required per the contract, revenue is deferred until such time that the data is available.

Revenue from Non-Monetary Exchanges
In certain cases, the Company will take ownership of a customer’s seismic data or revenue interest (collectively referred to as “data”) in exchange for a non-exclusive license to selected seismic data from the Company’s library and, in some cases, services provided by Solutions. In connection with specific data acquisition contracts, the Company may choose to receive both cash and ownership of seismic data from the customer as consideration for the underwriting of new data acquisition. In addition, the Company may receive advanced data processing services on selected existing data in exchange for a non-exclusive license to selected data from the Company’s library. These exchanges are referred to as non-monetary exchanges. A non-monetary exchange for data always complies with the following criteria:

•	the data license delivered is always distinct from the data received;

•	the customer forfeits ownership of its data; and

•	the Company retains ownership in its data.
In non-monetary exchange transactions, the Company records a data library asset for the seismic data received or processed at the time the contract is entered into or the data is completed, as applicable, and recognizes revenue on the transaction in equal value in accordance with its policy on revenue from data licenses, which is, when the data is selected by the customer, or revenue from data acquisition, as applicable, or as services are provided by Solutions. The data license to the customer is in the form of one of the four basic forms of contracts discussed above. These transactions are valued at the fair value of the data received or delivered, whichever is more readily determinable.
Fair value of the data exchanged is determined using a multi-step process as follows:

•
First, the Company considers the value of the data or services received from the customer. In determining the value of the data received, the Company considers the age, quality, current demand and future marketability of the data and, in the case of 3D seismic data, the cost that would be required to create the data. In addition, the Company applies a limitation on the value it assigns per square mile on the data received. In determining the value of the services received, the Company considers the cost of such similar services that it could obtain from a third party provider.

•
Second, the Company determines the value of the license granted to the customer. Typically, the range of cash transactions by the Company for licenses of similar data during the prior six months are evaluated. In evaluating the range of cash transactions, the Company does not consider transactions that are disproportionately high or low.

Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Seismic data library additions	$3,376	$10,215	$10,545
Revenue recognized on specific data licenses or selections of data	3,046	7,169	7,187
Revenue recognized related to acquisition contracts	5,452	2,274	2,677
Revenue recognized related to Solutions	20	71	—

Revenue from Solutions
Revenue from Solutions is recognized as the services for reproduction and delivery of seismic data are provided to customers.
Trade Receivables: The Company extends credit to various companies in the oil and gas industry for the licensing of seismic data, which results in a concentration of credit risk. This concentration of credit risk may be affected by changes in economic or other conditions and may accordingly impact the Company’s overall credit risk. However, management believes that the risk is mitigated by the number, size, reputation, and diversified nature of the companies to which they extend credit. Historical credit losses incurred on receivables by the Company have not been significant relative to sales. The Company determines the adequacy of its allowance for doubtful accounts based on a periodic review of specific receivables for which revenue has been recognized.
In certain transactions, the Company may permit a customer to make payments on receivables over a period of time. If such payments extend beyond one year from the transaction date, the Company discounts such receivable and recognizes interest income over the term of the payments.
The Company includes taxes, such as sales tax or goods and services tax, as required, on certain invoices to its customers in order to remit payment to applicable governmental authorities. Tax amounts charged to our customers are excluded from revenues.
Major Customers: No single customer accounted for 10% or more of revenue for the years ended December 31, 2012 and 2010. One customer accounted for approximately 11% of revenue for the year ended December 31, 2011.
Property and Equipment: Property and equipment consists primarily of computer equipment, leasehold improvements and furniture and fixtures stated at historical cost through February 13, 2007, at which time the Company adjusted its property and equipment to fair value in accordance with purchase accounting. Subsequent additions are stated at historical cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, the majority of which are three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the term of the underlying lease. Depreciation expense for the years ended December 31, 2012, 2011 and 2010 was $1.1 million, $2.2 million, and $2.1 million, respectively.
Marketable Equity Securities: Management determines the appropriate classification of marketable securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company’s marketable securities are categorized as available-for-sale and are carried at fair value, with unrealized holding gains and losses, net of taxes, reflected in accumulated other comprehensive income included in stockholder’s equity until realized. Due to the Company having a full valuation allowance on its deferred tax asset, no income tax expense (benefit) was recognized and recorded to comprehensive income (loss) in the three years ended December 31, 2012. For the purpose of computing realized gains and losses, cost is identified on a specific identification basis.
During the three years ended 2012, the Company sold its marketable equity securities through a series of transactions. Proceeds from the sales were $0.2 million, $2.5 million and $4.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. Total realized gains were equal to proceeds received. As of December 31, 2011, total unrealized gains on marketable securities were $0.3 million.
Debt Issue Costs: Debt issue costs related to the Company’s senior notes and revolving credit facility are included in prepaid expenses, deferred charges and other assets in the consolidated balance sheets. Such costs are amortized over the scheduled maturities of the debt. As of December 31, 2012 and 2011, unamortized debt issue costs were $2.4 million and $4.4 million, respectively.
Goodwill and Other Intangible Assets: Goodwill is the excess of purchase price over the fair value of the net assets of acquired businesses. The Company does not amortize goodwill and indefinite-lived intangibles but, at least annually, evaluates whether goodwill and indefinite-lived intangibles are impaired. Goodwill is considered impaired if the carrying amount of the reporting unit exceeds its estimated fair value. The Company conducts a qualitative goodwill impairment assessment as of October 1 of each year by examining relevant events and circumstances which could have a negative impact on its goodwill such as macroeconomic conditions, industry and market conditions, cost factors that have a negative effect on earnings and cash flows, overall financial performance, and other relevant entity-specific events. If after assessing the totality of events or circumstances described above, the Company determines that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the two-step goodwill test is performed. The two-step goodwill impairment test is also performed whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If it is necessary to perform an analysis to determine if the Company’s goodwill is impaired, the Company utilizes discounted cash flow analysis, which requires significant judgments and estimates about future operations, to develop the Company’s estimates of fair value.
The cost of intangible assets with determinable lives is amortized to reflect the pattern of economic benefits consumed, on a straight-line basis, over the estimated periods benefited, ranging from 6 to 10 years.
Income Taxes: The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recorded for the future income consequences of temporary differences between the financial reporting and income tax bases of assets and liabilities, and are measured using enacted tax rates and laws.
The Company regularly evaluates valuation allowances established for deferred tax assets for which future realization is uncertain. In assessing the realizability of deferred tax assets at December 31, 2012 and 2011, the Company considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The Company considers the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment.
The Company and all of its U.S. subsidiaries file a consolidated federal income tax return. The Company does not provide U.S. taxes on the undistributed earnings of its foreign subsidiaries whose earnings are intended to be permanently reinvested in foreign operations. At December 31, 2012, there were no accumulated net earnings of non-U.S. subsidiaries.
Foreign Currency Translation: For subsidiaries that have functional currency which is deemed to be other than the U.S. dollar, asset and liability accounts are translated at period-end exchange rates and revenue and expenses are translated at the current exchange rates as of the dates on which they are recognized. Resulting translation adjustments are included in accumulated other comprehensive income in stockholder's equity. Accumulated translation gains were $23.7 million and $20.8 million at December 31, 2012 and 2011, respectively. Cumulative translation adjustments are not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries. Any gains or losses realized on transactions or monetary assets or liabilities in currencies other than the functional currency are included in net income (loss) in the current period. Transaction gains (losses) totaled $0.7 million, $(0.7) million and $0.4 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Stock-Based Compensation: The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award.
Employee Benefit Plans: The Company maintains savings plans in the United States and Canada that allow employees to contribute a portion of their compensation on a pre-tax and/or after-tax basis in accordance with specified guidelines. The Company matches a percentage of the employee contributions up to certain limits. Savings plan expense amounted to $0.5 million, $0.5 million and $0.4 million and for the years ended December 31, 2012, 2011 and 2010, respectively.
Recent Accounting Pronouncements: In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-05, “Presentation of Comprehensive Income” requiring entities to report components of other comprehensive income in either a single continuous statement or in two separate but consecutive statements of net income and other comprehensive income. This ASU does not change the items that must be reported in comprehensive income, how these items are measured, or when these items must be classified to net income. The Company has provided the required financial reporting presentation pursuant to ASU 2011-05 herein.
In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” The ASU was issued to simplify the testing of indefinite-lived intangible assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The standard permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Accounting Standards Codification Subtopic 350-30, “Intangibles-Goodwill and Other-General Intangibles Other than Goodwill.” An entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. This ASU is effective for the Company beginning in fiscal year 2013. The Company does not expect the standard to have a significant impact on its financial statements or financial statement disclosures.
In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard is effective prospectively for the Company beginning January 1, 2013. The Company is evaluating the effect, if any, the adoption of ASU 2013-02 will have on its consolidated financial statements.

Basis Of Presentation	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis Of Presentation
BASIS OF PRESENTATION
The accompanying condensed consolidated financial statements of Seitel, Inc. and its subsidiaries (the “Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions of Regulation S-X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Certain reclassifications have been made to the amounts in the prior year's financial statements to conform to the current year's presentation. In preparing the Company’s financial statements, a number of estimates and assumptions are made by management that affect the accounting for and recognition of assets, liabilities, revenues and expenses. Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for any other quarter of 2013 or for the year ending December 31, 2013. The condensed consolidated balance sheet of the Company as of December 31, 2012 has been derived from the audited balance sheet of the Company as of that date. These financial statements should be read in conjunction with the financial statements and notes thereto contained in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

Revenue Recognition	3 Months Ended
Mar. 31, 2013
Revenue Recognition [Abstract]
Revenue Recognition
REVENUE RECOGNITION
Revenue from Data Acquisition
The Company generates revenue when it creates a new seismic survey that is initially licensed by one or more of its customers to use the resulting data. The payments for the initial licenses are sometimes referred to as underwriting or prefunding. Customers make periodic payments throughout the creation period, which generally correspond to costs incurred and work performed. These payments are non-refundable. The Company considers the contracts signed up to the time the Company makes a firm commitment to create the new seismic survey as underwriting. Any subsequent licensing of the data while it is in progress is considered a resale license (see “Revenue from Non-Exclusive Data Licenses”).
Underwriting revenue is recognized throughout the creation period using the proportional performance method based upon costs incurred and work performed to date as a percentage of total estimated costs and work required. Management believes that this method is the most reliable and representative measure of progress for its data creation projects. On average, the duration of the data creation process is approximately one year. Under these contracts, the Company creates new seismic data designed in conjunction with its customers and specifically suited to the geology of the area using the most appropriate technology available.
The Company outsources the substantial majority of the work required to complete data acquisition projects to third party contractors. The Company’s payments to these third party contractors comprise the substantial majority of the total estimated costs of the project and are paid throughout the creation period. A typical survey includes specific activities required to complete the survey, each of which has value to the customers. Typical activities, that often occur concurrently, include:

•	permitting for land access, mineral rights, and regulatory approval;

•	surveying;

•	drilling for the placement of energy sources;

•	recording the data in the field; and

•	processing the data.
The customers paying for the initial licenses receive legally enforceable rights to any resulting product of each activity described above. The customers also receive access to and use of the newly acquired, processed data.
The customers’ access to and use of the results of the work performed and of the newly acquired, processed data is governed by a license agreement, which is a separate agreement from the acquisition contract. The Company’s acquisition contracts require the customer either to have a license agreement in place or to execute one at the time the acquisition contract is signed. The Company maintains sole ownership of the newly acquired data, which is added to its library, and is free to license the data to other customers.
Revenue from Non-Exclusive Data Licenses
The Company recognizes a substantial portion of its revenue from licensing of data once it is available for delivery. These are sometimes referred to as resale licensing revenue, post-acquisition license sales or shelf sales.
These sales fall under the following four basic forms of non-exclusive license contracts.

•
Specific license contract—The customer licenses and selects data from the data library, including data currently in progress, at the time the contract is entered into and holds this license for a long-term period.

•
Library card license contract—The customer initially receives only access to data. The customer may then select specific data, from the collection of data to which it has access, to hold long-term under its license agreement. The length of the selection periods under the library card contracts is limited in time and varies from customer to customer.

•
Review and possession license contract—The customer obtains the right to review a certain quantity of data for a limited period of time. During the review period, the customer may select specific data from that available for review to hold long-term under its license agreement. Any data not selected for long-term licensing must be returned to the Company at the end of the review period.

•	Review only license contract—The customer obtains rights to review a certain quantity of data for a limited period of time, but does not obtain the right to select specific data to hold long-term.
The Company’s non-exclusive license contracts specify the following:

•	that all customers must also execute a master license agreement that governs the use of all data received under the Company’s non-exclusive license contracts;

•	the specific payment terms, generally ranging from 30 days to 12 months, and that such payments are non-cancelable and non-refundable;

•	the actual data that is accessible to the customer; and

•
that the data is licensed in its present form, where is and as is and the Company is under no obligation to make any enhancements, modifications or additions to the data unless specific terms to the contrary are included.

Revenue from the non-exclusive licensing of seismic data is recognized when the following criteria are met:

•	the Company has an arrangement with the customer that is validated by a signed contract;

•	the sales price is fixed and determinable;

•	collection is reasonably assured;

•	the customer has selected the specific data or the contract has expired without full selection;

•	the data is currently available for delivery; and

•	the license term has begun.
Copies of the data are available to the customer immediately upon request.
For licenses that have been invoiced for which payment is due or has been received, but have not met the aforementioned criteria, the revenue is deferred along with the related direct costs (primarily sales commissions). This normally occurs under the library card, review and possession or review only license contracts because the data selection may occur over time. Additionally, if the contract allows licensing of data that is not currently available or enhancements, modifications or additions to the data are required per the contract, revenue is deferred until such time that the data is available.

Revenue from Non-Monetary Exchanges
In certain cases, the Company will take ownership of a customer’s seismic data or revenue interest (collectively referred to as “data”) in exchange for a non-exclusive license to selected seismic data from the Company’s library and, in some cases, services provided by Seitel Solutions (“Solutions”). In connection with specific data acquisition contracts, the Company may choose to receive both cash and ownership of seismic data from the customer as consideration for the underwriting of new data acquisition. In addition, the Company may receive advanced data processing services on selected existing data in exchange for a non-exclusive license to selected data from the Company’s library. These exchanges are referred to as non-monetary exchanges. A non-monetary exchange for data always complies with the following criteria:

•	the data license delivered is always distinct from the data received;

•	the customer forfeits ownership of its data; and

•	the Company retains ownership in its data.
In non-monetary exchange transactions, the Company records a data library asset for the seismic data received or processed at the time the contract is entered into or the data is completed, as applicable, and recognizes revenue on the transaction in equal value in accordance with its policy on revenue from data licenses, which is, when the data is selected by the customer, or revenue from data acquisition, as applicable, or as services are provided by Solutions. The data license to the customer is in the form of one of the four basic forms of contracts discussed above. These transactions are valued at the fair value of the data received or delivered, whichever is more readily determinable.
Fair value of the data exchanged is determined using a multi-step process as follows:

•
First, the Company considers the value of the data or services received from the customer. In determining the value of the data received, the Company considers the age, quality, current demand and future marketability of the data and, in the case of 3D seismic data, the cost that would be required to create the data. In addition, the Company applies a limitation on the value it assigns per square mile on the data received. In determining the value of the services received, the Company considers the cost of such similar services that it could obtain from a third party provider.

•
Second, the Company determines the value of the license granted to the customer. Typically, the range of cash transactions by the Company for licenses of similar data during the prior six months are evaluated. In evaluating the range of cash transactions, the Company does not consider transactions that are disproportionately high or low.

Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Seismic data library additions	$2,716	$709
Revenue recognized on specific data licenses or selections of data	578	827
Revenue recognized related to acquisition contracts	57	1,268
Revenue recognized related to Solutions	—	20

Revenue from Solutions
Revenue from Solutions is recognized as the services for reproduction and delivery of seismic data are provided to customers.

Seismic Data Library	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Seismic Data Library [Abstract]
Seismic Data Library
SEISMIC DATA LIBRARY
The Company’s seismic data library consists of seismic surveys that are offered for license to customers on a non-exclusive basis. Costs associated with creating, acquiring or purchasing the seismic data library are capitalized and amortized principally on the income forecast method subject to a straight-line amortization period of four years, applied on a quarterly basis at the individual survey level.
Costs of Seismic Data Library
For purchased seismic data, the Company capitalizes the purchase price of the acquired data.
For data received through a non-monetary exchange, the Company capitalizes an amount equal to the fair value of the data received by the Company or the fair value of the license granted to the customer, whichever is more readily determinable. See Note B – Revenue Recognition – Revenue from Non-Monetary Exchanges for discussion of the process used to determine fair value.
For newly created data, the capitalized costs include costs paid to third parties for the acquisition of data and related permitting, surveying and other activities associated with the data creation activity. In addition, the Company capitalizes certain internal costs related to processing the created data. Such costs include salaries and benefits of the Company’s processing personnel and certain other costs incurred for the benefit of the processing activity. The Company believes that the internal processing costs capitalized are not greater than, and generally are less than, those that would be incurred and capitalized if such activity were performed by a third party. Capitalized costs for internal data processing were $0.9 million and $0.6 million for the three months ended March 31, 2013 and 2012, respectively.
Data Library Amortization
The Company amortizes its seismic data library investment using the greater of the amortization that would result from the application of the income forecast method subject to a minimum amortization rate or a straight-line basis over the useful life of the data. With respect to each survey in the data library, the straight-line policy is applied from the time such survey is available for licensing to customers on a non-exclusive basis.
The Company applies the income forecast method by forecasting the ultimate revenue expected to be derived from a particular data library component over the estimated useful life of each survey comprising part of such component. This forecast is made by the Company annually and reviewed quarterly. If, during any such review, the Company determines that the ultimate revenue for a library component is expected to be significantly different than the original estimate of total revenue for such library component, the Company revises the amortization rate attributable to future revenue from each survey in such component. The lowest amortization rate the Company applies using the income forecast method is 70%. In addition, in connection with the forecast reviews and updates, the Company evaluates the recoverability of its seismic data library investment, and if required, records an impairment charge with respect to such investment. See discussion on “Seismic Data Library Impairment” below.
The actual aggregate rate of amortization depends on the specific seismic surveys licensed and selected by the Company’s customers during the period and the amount of straight-line amortization recorded. The income forecast amortization rates can vary by component and, as of April 1, 2013, is 70% for all components. For those seismic surveys which have been fully amortized, no amortization expense is required on revenue recorded.
The greater of the income forecast or straight-line amortization policy is applied quarterly on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the income forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. This requirement is applied regardless of future-year revenue estimates for the library component of which the survey is a part and does not consider the existence of deferred revenue with respect to the library component or to any survey.

Seismic Data Library Impairment
The Company evaluates its seismic data library investment by grouping individual surveys into components based on its operations and geological and geographical trends, resulting in the following data library segments for purposes of evaluating impairments: (I) North America 3D onshore comprised of the following components: (a) Texas Gulf Coast, (b) Eastern Texas, (c) Southern Louisiana/Mississippi, (d) Northern Louisiana, (e) Rocky Mountains, (f) Utica/Marcellus in Pennsylvania, Ohio and West Virginia, (g) Panhandle Plays in North Texas/Oklahoma, (h) other United States, (i) Montney in British Columbia and Alberta, (j) Horn River in British Columbia, (k) Cardium in Alberta and (l) other Canada; (II) United States 2D; (III) Canada 2D; (IV) Gulf of Mexico offshore; and (V) international data outside North America. The Company believes that these library components constitute the lowest levels of independently identifiable cash flows.
The Company evaluates its seismic data library investment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company considers the level of sales performance in each component compared to projected sales, as well as industry conditions, among others, to be key factors in determining when its seismic data investment should be evaluated for impairment. In evaluating sales performance of each component, the Company generally considers five consecutive quarters of actual performance below forecasted sales to be an indicator of potential impairment.
The impairment evaluation is based first on a comparison of the undiscounted future cash flows over each component’s remaining estimated useful life with the carrying value of each library component. If the undiscounted cash flows are equal to or greater than the carrying value of such component, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any component, the forecast of future cash flows related to such component is discounted to fair value and compared with such component’s carrying amount. The difference between the library component’s carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge.
For purposes of evaluating potential impairment losses, the Company estimates the future cash flows attributable to a library component by evaluating, among other factors, historical and recent revenue trends, oil and gas prospectivity in particular regions, general economic conditions affecting its customer base and expected changes in technology and other factors that the Company deems relevant. The cash flow estimates exclude expected future revenues attributable to non-monetary data exchanges and future data creation projects.
The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors, including those described in the preceding paragraph. Accordingly, if conditions change in the future, the Company may record impairment losses relative to its seismic data library investment, which could be material to any particular reporting period.
The Company did not have any impairment charges during the three months ended March 31, 2013 or 2012.

SEISMIC DATA LIBRARY
The Company’s seismic data library consists of seismic surveys that are offered for license to customers on a non-exclusive basis. Costs associated with creating, acquiring or purchasing the seismic data library are capitalized and amortized principally on the income forecast method subject to a straight-line amortization period of four years, applied on a quarterly basis at the individual survey level.
The following table sets forth a summary of the net book value of the Company’s seismic data library (in thousands):

	As of December 31,
	2012	2011
U.S. Onshore:
Unconventional 3D	$94,553	$43,106
Conventional 3D	8,628	21,166
Canadian:
Unconventional 3D	76,335	55,738
Conventional 3D	294	513
2D	126	171
U.S. Offshore	181	—
Total	$180,117	$120,694

At December 31, 2012 and 2011, approximately 26% and 34%, respectively, of the net book value of the seismic data library were projects in progress.
Costs of Seismic Data Library
For purchased seismic data, the Company capitalizes the purchase price of the acquired data.
For data received through a non-monetary exchange, the Company capitalizes an amount equal to the fair value of the data received by the Company or the fair value of the license granted to the customer, whichever is more readily determinable. See Note A for discussion of the process used to determine fair value.
For newly created data, the capitalized costs include costs paid to third parties for the acquisition of data and related permitting, surveying and other activities associated with the data creation activity. In addition, the Company capitalizes certain internal costs related to processing the created data. Such costs include salaries and benefits of the Company’s processing personnel and certain other costs incurred for the benefit of the processing activity. The Company believes that the internal processing costs capitalized are not greater than, and generally are less than, those that would be incurred and capitalized if such activity were performed by a third party. Capitalized costs for internal data processing were $3.0 million, $1.9 million and $1.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Data Library Amortization
The Company amortizes its seismic data library investment using the greater of the amortization that would result from the application of the income forecast method subject to a minimum amortization rate or a straight-line basis over the useful life of the data. With respect to each survey in the data library, the straight-line policy is applied from the time such survey is available for licensing to customers on a non-exclusive basis.
The Company applies the income forecast method by forecasting the ultimate revenue expected to be derived from a particular data library component over the estimated useful life of each survey comprising part of such component. This forecast is made by the Company annually and reviewed quarterly. If, during any such review, the Company determines that the ultimate revenue for a library component is expected to be significantly different than the original estimate of total revenue for such library component, the Company revises the amortization rate attributable to future revenue from each survey in such component. The lowest amortization rate the Company applies using the income forecast method is 70%. In addition, in connection with the forecast reviews and updates, the Company evaluates the recoverability of its seismic data library investment, and if required, records an impairment charge with respect to such investment. See discussion on “Seismic Data Library Impairment” below.
Amortization expense totaled $132.8 million, $135.0 million and $167.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The actual aggregate rate of amortization as a percentage of total seismic revenue was 57%, 63% and 98% for the same periods, respectively. The actual aggregate rate of amortization depends on the specific seismic surveys licensed and selected by the Company’s customers during the period and the amount of straight-line amortization recorded. The income forecast amortization rates can vary by component and, as of January 1, 2013, the amortization rate utilized under the income forecast method is 70% for all components. Additionally, certain seismic surveys have been fully amortized; consequently, no amortization expense is required on revenue recorded for these seismic surveys.
The greater of the income forecast or straight-line amortization policy is applied quarterly on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the income forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. This requirement is applied regardless of future-year revenue estimates for the library component of which the survey is a part and does not consider the existence of deferred revenue with respect to the library component or to any survey.

Seismic Data Library Impairment
The Company evaluates its seismic data library investment by grouping individual surveys into components based on its operations and geological and geographical trends, resulting in the following data library segments for purposes of evaluating impairments: (I) North America 3D onshore comprised of the following components: (a) Texas Gulf Coast, (b) Eastern Texas, (c) Southern Louisiana/Mississippi, (d) Northern Louisiana, (e) Rocky Mountains, (f) Utica/Marcellus in Pennsylvania, Ohio and West Virginia, (g) Panhandle Plays in North Texas/Oklahoma, (h) other United States, (i) Montney in British Columbia and Alberta, (j) Horn River in British Columbia, (k) Cardium in Alberta and (l) other Canada; (II) United States 2D; (III) Canada 2D; (IV) Gulf of Mexico offshore; and (V) international data outside North America. The Company believes that these library components constitute the lowest levels of independently identifiable cash flows.
The Company evaluates its seismic data library investment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company considers the level of sales performance in each component compared to projected sales, as well as industry conditions, among others, to be key factors in determining when its seismic data investment should be evaluated for impairment. In evaluating sales performance of each component, the Company generally considers five consecutive quarters of actual performance below forecasted sales to be an indicator of potential impairment.
The impairment evaluation is based first on a comparison of the undiscounted future cash flows over each component’s remaining estimated useful life with the carrying value of each library component. If the undiscounted cash flows are equal to or greater than the carrying value of such component, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any component, the forecast of future cash flows related to such component is discounted to fair value and compared with such component’s carrying amount. The difference between the library component’s carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge.
For purposes of evaluating potential impairment losses, the Company estimates the future cash flows attributable to a library component by evaluating, among other factors, historical and recent revenue trends, oil and gas prospectivity in particular regions, general economic conditions affecting its customer base and expected changes in technology and other factors that the Company deems relevant. The cash flow estimates exclude expected future revenues attributable to non-monetary data exchanges and future data creation projects.
The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors, including those described in the preceding paragraph. Accordingly, if conditions change in the future, the Company may record impairment losses relative to its seismic data library investment, which could be material to any particular reporting period.
The Company did not have any impairment charges during the three years ended December 31, 2012.

Goodwill and Other Intangibles	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangibles
GOODWILL AND OTHER INTANGIBLES
The Company performs an annual assessment of the recoverability of goodwill as of October 1 each year. Additionally, the Company assesses goodwill for impairment whenever events or changes in circumstances indicate that such carrying values may not be recoverable. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. After assessing the totality of events and circumstances for the qualitative impairment assessment at October 1, 2012, the Company determined that performing the two-step goodwill impairment test was unnecessary and no goodwill impairment was recognized. Additionally, the Company incurred no impairment as a result of the annual tests in prior years. There were no events or changes in circumstances that indicated that an impairment was more likely than not during interim periods in 2012, 2011, or 2010. However, there can be no assurance that goodwill and indefinite lived intangibles will not be impaired at any time in the future.
Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Balance beginning of year	$205,838	$208,050
Translation adjustments	2,182	(2,212)
Balance end of year	$208,020	$205,838

The recorded carrying amount will change at each balance sheet date due to the impact of foreign currency fluctuations. The following is a summary of the Company’s intangible assets other than goodwill (in thousands):

	Weighted Average Amortization Period	December 31, 2012	December 31, 2011
Amortized intangible assets:
Cost:
Favorable facility lease	6 years	$—	$1,752
Customer relationships	10 years	44,669	44,397
Internally developed software	7 years	9,346	9,143
		54,015	55,292
Accumulated Amortization:
Favorable facility lease	6 years	—	(1,367)
Customer relationships	10 years	(26,243)	(21,644)
Internally developed software	7 years	(7,844)	(6,367)
		(34,087)	(29,378)
Net book value		19,928	25,914
Indefinite-lived intangible assets:
Trade names		900	900
Total intangible assets at net book value		$20,828	$26,814

The Company’s trade name assets have an indefinite life and are not amortized, but are reviewed annually on October 1 and tested for impairment. The trade names were determined to have indefinite lives due to the length of time the trade names have been in place. The Company’s current intentions are to maintain the trade names indefinitely. All other intangible assets are amortized on a straight-line basis over their expected useful lives. As of December 31, 2012, the weighted average amortization period for these intangible assets was 9.5 years.
Amortization expense for the Company's intangible assets was $6.2 million, $6.1 million, and $6.0 million during the years ended December 31, 2012, 2011 and 2010, respectively. Estimated future amortization expense is as follows: fiscal year ending 2013 -$5.8 million, fiscal year ending 2014 - $4.6 million, fiscal year ending 2015 - $4.5 million, fiscal year ending 2016 - $4.5 million and fiscal year ending 2017 - $0.5 million.
The Company evaluates the remaining useful life of these intangible assets on an annual basis. The Company also reviews for recoverability when events or changes in circumstances indicate the carrying values may not be recoverable.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES
Income Tax Expense (Benefit)
Income (loss) before income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
U.S.	$22,020	$330	$(53,038)
Foreign	21,812	2,278	(14,387)
	$43,832	$2,608	$(67,425)

The provision (benefit) for income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$342	$—	$—
State	1,093	(713)	—
Foreign	4,125	1,394	45
	5,560	681	45
Deferred:
Federal	—	(1)	(369)
State	(28)	270	1
Foreign	1,250	(558)	(3,685)
	1,222	(289)	(4,053)
Tax provision (benefit):
Federal	342	(1)	(369)
State	1,065	(443)	1
Foreign	5,375	836	(3,640)
	$6,782	$392	$(4,008)

The differences between the U.S. Federal income taxes computed at the statutory rate (35%) and the Company's income taxes for financial reporting purposes are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Statutory Federal income tax	$15,341	$913	$(23,599)
Change in unrecognized tax benefits	189	235	83
State income tax, less Federal benefit	128	(193)	—
Foreign investment in U.S. property	1,094	—	—
Tax difference on foreign earnings	(2,258)	(245)	949
Change in foreign taxes	2	156	64
Canadian withholding tax	(30)	26	45
Change in valuation allowance	(7,666)	(513)	18,050
Tax credits	(401)	(366)	(384)
Non-deductible expenses	342	280	233
Other, net	41	99	551
Income tax provision (benefit)	$6,782	$392	$(4,008)
Deferred Tax Asset/Liability
The components of the net deferred income tax asset (liability) reflected in the Company's consolidated balance sheets at December 31, 2012 and 2011 were as follows (in thousands):

	Deferred Tax Assets (Liabilities)
	December 31,
	2012	2011
Deferred tax assets:
Deferred revenue	$1,044	$2,158
Depreciation and amortization	19,378	18,941
Alternative minimum tax credit carryforward	2,124	1,782
Net operating loss carryforwards	75,873	84,413
Research and development tax credit carryforward	1,078	1,055
Accrued expenses and other	8,572	8,349
Total deferred tax assets	108,069	116,698

Deferred tax liabilities:
Depreciation and amortization	(2,791)	(973)
Intangible assets	(6,595)	(8,315)
Unrealized gain on marketable securities	—	(92)
Deferred expenses and other	(577)	(571)
Total deferred tax liabilities	(9,963)	(9,951)

Valuation allowance:
Beginning balance	(108,066)	(107,490)
Decrease (increase) during the period	7,574	(576)
Total valuation allowance	(100,492)	(108,066)

Net deferred tax liability	$(2,386)	$(1,319)

Deferred income taxes have been classified in the Consolidated Balance Sheet as:
Deferred income tax asset	$84	$56
Deferred income tax liability	(2,470)	(1,375)
Net deferred income tax liability	$(2,386)	$(1,319)
During 2012, the Company's valuation allowance provided against its U.S. net deferred tax asset decreased by $8.2 million primarily due to utilization of net operating loss carryforwards to offset current taxable income generated in 2012. Additionally, during 2012, the Company's valuation allowance provided against its state deferred tax asset increased by $0.6 million due to the uncertainty of recovery of the deferred tax asset. During 2011, the Company’s valuation allowance provided against its U.S. net deferred tax asset increased by $0.6 million primarily related to U.S. net operating losses incurred in 2011 for which utilization is uncertain and the change in deferred taxes on unrealized gain on marketable securities.
As of December 31, 2012, the Company has a U.S. Federal net operating loss ("NOL") carryforward of approximately $199.0 million which can be used to offset U.S. income taxes payable in future years. This U.S. NOL carryforward will expire in periods beginning 2025 through 2031. As of December 31, 2012, the Company has an alternative minimum tax (AMT) credit carryforward of approximately $2.1 million which can be used to offset regular U.S. Federal income taxes payable in future years and which has an indefinite carryforward period. As of December 31, 2012, the Company has a Colorado state NOL carryforward of $2.8 million which can be used to offset Colorado state income taxes payable in future years.  This state NOL carryforward will expire in periods beginning 2027 through 2033 and has annual usage limitations in tax years 2012 and 2013.
As of December 31, 2012, the Company has Canadian NOL carryforwards of approximately $0.3 million (Canadian) which can be used to offset Canadian income taxes payable in future years. These Canadian NOL carryforwards will expire in 2029.
In February 2006, Olympic Seismic Ltd. (“Olympic”), a wholly-owned subsidiary of the Company, was notified by Canada Revenue Agency (“CRA”) that CRA was going to perform an audit of certain aspects of Olympic’s tax returns for the years 2003 and 2004. In February 2009, CRA notified the Company that the audit was expanded to include years from 2005 through 2007. In April 2011, the Company received notification that CRA concluded their audits, disallowing Olympic’s deductions for certain royalties payable to the Company’s U.S. entities for years 2003 to 2007. Olympic and the Company object to and are appealing the audit results. As a condition to appeal the audit results, Olympic was required to pay $7.6 million (Canadian) to CRA and did so in May 2011 and made an additional $0.1 million payment in the third quarter of 2011. These payments, which included amounts for taxes, penalties and interest assessed by CRA, have been shown as income tax payments in the Consolidated Statement of Cash Flows because the amounts paid can be applied interchangeably to the amounts which may ultimately be due to CRA. As of December 31, 2012, the appeal process has not been concluded. The Company has recorded liabilities associated with potential adjustments that may occur as a result of the appeal based on management’s assessment of the probability of the outcome of the appeal, net of certain payments made to CRA. See “Uncertain Tax Benefits” below.
Uncertain Tax Benefits
The Company accounts for income taxes in accordance with ASC Topic 740, “Income Taxes,” which prescribes a minimum recognition threshold a tax position must meet before being recognized in the financial statements. A reconciliation of the beginning and ending gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of year	$6,016	$6,151	$5,545
Additions based on prior year tax positions	—	—	310
Foreign currency translation	134	(135)	296
Balance at end of year	$6,150	$6,016	$6,151
As of December 31, 2012, approximately $6.2 million of the total unrecognized tax benefits would impact the effective income tax rate, if recognized in future periods. In addition, as of December 31, 2012, the Company has recorded $5.9 million in related assets which are fully offset with a valuation allowance.
Uncertain tax positions are reflected as income tax assets and liabilities. Income tax-related interest and penalty expenses are recorded as a component of income tax expense. As of December 31, 2012, we had $0.7 million of accrued interest and $1.0 million of accrued penalties. As of December 31, 2011, we had $0.5 million of accrued interest and $1.0 million of accrued penalties. Income tax expense (benefit) for the years ended December 31, 2012, 2011 and 2010 included $0.2 million, $0.2 million and $(0.2) million, respectively, related to interest and penalties on unrecognized tax benefits.
With few exceptions, the Company is no longer subject to U.S. Federal, state and local, or non-U.S. income tax examinations by tax authorities for years prior to 2008, 2008 and 2005, respectively.

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
DEBT
The following is a summary of the Company’s debt (in thousands):

	March 31, 2013	December 31, 2012
9½% Senior Notes	$250,000	$—
9.75% Senior Notes	—	275,000
Credit Facility	—	—
Note payable to former executive	12	29
	$250,012	$275,029

9½% Senior Unsecured Notes: On March 20, 2013, the Company issued, in a private placement, $250.0 million aggregate principal amount of 9½% senior notes (the “9½% Senior Notes”). The proceeds from the 9½% Senior Notes, together with $29.8 million cash on hand, were used to satisfy and discharge the 9.75% senior notes due 2014 (the “9.75% Senior Notes”), including accrued interest of $4.8 million. The 9½% Senior Notes mature on April 15, 2019. Interest is payable in cash, semi-annually on April 15 and October 15 of each year, commencing on October 15, 2013. The 9½% Senior Notes are unsecured and are guaranteed by substantially all of the Company's significant domestic subsidiaries on a senior basis. The 9½% Senior Notes contain restrictive covenants which limit the Company's ability to, among other things, incur additional indebtedness, incur liens, pay dividends and make other restricted payments, engage in transactions with affiliates, and complete mergers, acquisitions and sales of assets.

The Company is obligated to use its reasonable best efforts to offer to exchange the 9½% Senior Notes under the Securities Act or otherwise register the resale of such notes no later than 240 days after their issuance. If this requirement is not met, then the annual interest on the 9½% Senior Notes will increase by (1) 0.25 percentage points for the first 90 days following the end of such period and (2) 0.25 percentage points at the beginning of each subsequent 90-day period up to a maximum of 1.0 percentage point.

From time to time on or before April 15, 2016, the Company may redeem up to 35% of the aggregate principal amount of the 9½% Senior Notes with the net proceeds of equity offerings at a redemption price equal to 109.50% of the principal amount, plus accrued and unpaid interest. Upon a change of control (as defined in the indenture), each holder of the 9½% Senior Notes will have the right to require the Company to offer to purchase all of such holder's notes at a price equal to 101% of the principal amount, plus accrued and unpaid interest.
9.75% Senior Unsecured Notes: The Company had $275.0 million aggregate principal amount of its 9.75% Senior Notes outstanding until these notes were satisfied and discharged in connection with the issuance of the 9½% Senior Notes. On March 20, 2013, the noteholders were issued a notice of redemption and the 9.75% Senior Notes were redeemed at a redemption price equal to 100% of the principal amount of the notes, plus accrued and unpaid interest through April 18, 2013. In accordance with the terms and conditions of the indenture governing the 9.75% Senior Notes, this payment satisfied and discharged the entire indebtedness under the 9.75% Senior Notes. Accordingly, the Company recorded a loss on early extinguishment of debt of $1.5 million, which included the write-off of unamortized issue expenses, for the three months ended March 31, 2013.
Credit Facility: On May 25, 2011, the Company entered into a credit agreement (the “Credit Facility”) with Wells Fargo Capital Finance, LLC (the “U.S. Lender”) and Wells Fargo Capital Finance Corporation Canada (the “Canadian Lender,” and collectively with the U.S. Lender, the “Lenders”). The Credit Facility provides a $30.0 million revolving credit facility with a
Canadian sublimit of $5.0 million, subject to borrowing base limitations. The Credit Facility expires on May 25, 2016, which represents an extended date upon the March 2013 amendment to the Credit Facility and closing of the 9½% Senior Notes. Each existing and future direct and indirect wholly-owned domestic subsidiary of the Company (collectively, the “U.S. Guarantors”) is a guarantor of payment of the U.S. obligations under the Credit Facility and Olympic Seismic Ltd. (“Olympic”), a wholly-owned subsidiary of the Company, and each future direct and indirect wholly-owned Canadian subsidiary of the Company (such subsidiaries together with Olympic, the “Canadian Guarantors”) are guarantors of payment of the Canadian obligations under the Credit Facility.
The borrowings under the Credit Facility are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the U.S. Lender in all present and future assets and equity of the Company and each U.S. Guarantor and 65% of the equity in Olympic, and borrowings by Olympic are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the Canadian Lender in all present and future assets of Olympic and each Canadian Guarantor. The Credit Facility has a variable interest rate depending on certain factors.
The Credit Facility contains affirmative and negative covenants, representations and warranties, borrowing conditions, events of default and remedies for the Lenders. The aggregate loan or any individual loan made under the Credit Facility may be prepaid at any time subject to certain restrictions. The Credit Facility is also subject to the payment of upfront, letter of credit, administrative and certain other fees.
Note Payable: The Company is party to a note payable to a former executive with remaining payments of $6,000 per month until May 2013. The note is non-interest bearing and is guaranteed by Olympic.

DEBT
The following is a summary of the Company’s debt (in thousands):

	December 31,
	2012	2011
9.75% Senior Notes	$275,000	$275,000
Credit Facility	—	—
Note payable to former executive	29	95
	$275,029	$275,095
9.75% Senior Unsecured Notes: On February 14, 2007, the Company issued, in a private placement, $400.0 million aggregate principal amount of 9.75% senior notes due 2014 (the “9.75% Senior Notes”). The proceeds from the 9.75% Senior Notes were used to partially fund the transactions in connection with the Merger. As required by their terms, the 9.75% Senior Notes were exchanged for senior notes of like amounts and terms in a publicly registered exchange offer in August 2007. On July 1, 2011, the Company redeemed $125.0 million aggregate principal amount of the 9.75% Senior Notes outstanding in accordance with the terms and conditions of the indenture governing the 9.75% Senior Notes. The redemption price was equal to 104.875% of the principal amount of the notes, plus accrued and unpaid interest. Accordingly, the Company recorded a loss on early extinguishment of debt of $7.9 million, which included the write-off of unamortized issue expenses, for the year ended December 31, 2011. The remaining notes mature on February 15, 2014. Interest is payable in cash, semi-annually in arrears on February 15 and August 15 of each year. As of December 31, 2012 and 2011, accrued interest totaled $10.1 million and was included in accrued liabilities on the Consolidated Balance Sheet. The 9.75% Senior Notes are unsecured and are guaranteed by substantially all of the Company’s domestic subsidiaries on a senior basis. The 9.75% Senior Notes contain restrictive covenants which limit the Company’s ability to, among other things, incur additional indebtedness, pay dividends and complete mergers, acquisitions and sales of assets.
Upon a change of control (as defined in the indenture), each holder of the 9.75% Senior Notes will have the right to require the Company to offer to purchase all of such holder’s notes at a price equal to 101% of the principal amount, plus accrued and unpaid interest.
Credit Facility: On May 25, 2011, the Company entered into a credit agreement (the “Credit Facility”) with Wells Fargo Capital Finance, LLC (the “U.S. Lender”) and Wells Fargo Capital Finance Corporation Canada (the “Canadian Lender,” and collectively with the U.S. Lender, the “Lenders”). The Credit Facility provides a $30.0 million revolving credit facility with a Canadian sublimit of $5.0 million, subject to borrowing base limitations. The Credit Facility expires on November 15, 2013, which date will be extended upon the occurrence of certain refinancing of the Company’s 9.75% Senior Notes. Each existing and future direct and indirect wholly-owned domestic subsidiary of the Company (collectively, the “U.S. Guarantors”) is a guarantor of payment of the U.S. obligations under the Credit Facility and each future direct and indirect wholly-owned Canadian subsidiary of Olympic is a guarantor of payment of the Canadian obligations under the Credit Facility.
The borrowings under the Credit Facility are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the U.S. Lender in all present and future assets and equity of the Company and each U.S. Guarantor and 65% of the equity in Olympic, and borrowings by Olympic are secured by a perfected first priority lien and security interest (subject to certain exceptions) in favor of the Canadian Lender in all present and future assets of Olympic. The Credit Facility has a variable interest rate depending on certain factors.
The Credit Facility contains affirmative and negative covenants, representations and warranties, borrowing conditions, events of default and remedies for the Lenders. The aggregate loan or any individual loan made under the Credit Facility may be prepaid at any time subject to certain restrictions. The Credit Facility is also subject to the payment of upfront, letter of credit, administrative and certain other fees. The Credit Facility requires the payment of an unused line fee of 0.5% per annum payable in arrears.
Note Payable: The Company is party to a note payable to a former executive with remaining payments of $6,000 per month until May 2013. The note is non-interest bearing and is guaranteed by Olympic.
Aggregate Maturities: The aggregate maturities of the Company’s debt are: $29,000 in 2013 and $275.0 million in 2014.

Lease Obligations	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Lease Obligations
LEASE OBLIGATIONS
Assets recorded under capital lease obligations of $3.8 million and $3.7 million at December 31, 2012 and 2011, respectively, are included in property and equipment. Accumulated depreciation related to such assets was $1.5 million and $1.2 million at December 31, 2012 and 2011, respectively. Depreciation on the assets recorded under capital leases is included in depreciation expense.
The Company leases office space under operating leases, some of which include renewal options. Rental expense for the years ended December 31, 2012, 2011 and 2010 was approximately $1.8 million, $1.7 million, and $1.7 million, respectively. The Company received income from subleases of approximately $0.3 million in each of the years ended December 31, 2012, 2011 and 2010.
Future minimum lease payments for the five years subsequent to December 31, 2012, thereafter and in the aggregate are as follows (in thousands):

	Capital Leases	Operating Leases
2013	$446	$1,010
2014	446	696
2015	430	672
2016	412	471
2017	440	53
Thereafter	1,970	—
Total minimum lease payments	4,144	$2,902
Less amount representing interest	(1,031)
Present value of net minimum lease payments	$3,113
Capital leases are comprised mostly of a sale leaseback agreement entered into by Olympic in 2002 on a building and land located in Calgary, Alberta, Canada. The term of the lease is 20-years with remaining lease payments of: $409,500 (Canadian dollars) in years 11-15 and $452,340 (Canadian dollars) in years 16-20.

Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
COMMITMENTS AND CONTINGENCIES
The Company is involved from time to time in ordinary, routine claims and lawsuits incidental to its business. In the opinion of management, uninsured losses, if any, resulting from the ultimate resolutions of these matters should not be material to the Company’s financial position, results of operations or cash flows. However, it is not possible to predict or determine the outcomes of the legal actions brought against it or by it, or to provide an estimate of all additional losses, if any, that may arise. At March 31, 2013, the Company has recorded the estimated amount of potential exposure it may have with respect to litigation and claims. Such amounts are not material to the financial statements.

COMMITMENTS AND CONTINGENCIES
The Company is involved from time to time in ordinary, routine claims and lawsuits incidental to its business. In the opinion of management, uninsured losses, if any, resulting from the ultimate resolutions of these matters should not be material to the Company’s financial position, results of operations or cash flows. However, it is not possible to predict or determine the outcomes of the legal actions brought against it or by it, or to provide an estimate of all additional losses, if any, that may arise. At December 31, 2012, the Company has recorded the estimated amount of potential exposure it may have with respect to litigation and claims. Such amounts are not material to the financial statements.

Stock-Based Comp	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
STOCK-BASED COMPENSATION
The Company maintains various stock-based compensation plans administered by the board of directors of Holdings, the Company's parent, for the benefit of the Company's key employees and non-employee directors as discussed below.
Total stock-based compensation cost recognized and included in selling, general and administrative expenses was $0.8 million, $0.5 million and $3.2 million for the years ended December 31, 2012, 2011 and 2010, respectively. The Company has not recognized any tax benefits related to stock based compensation for the three years ended December 31, 2012.
Restricted Stock Units
In April 2008, Holdings adopted the 2008 Restricted Stock and Restricted Stock Unit Plan which is designed to provide incentives to present and future employees of the Company through the grant of restricted stock and restricted stock unit awards. The 2008 Restricted Stock and Restricted Stock Unit Plan authorizes the issuance of up to 25,000 shares of Holdings’ common stock pursuant to such grants. The restricted stock units are convertible into common shares of Holdings within 30 days of one of the following events: termination of employment, death, disability or upon a change in control of the Company. During the years ended December 31, 2012, 2011 and 2010, 106, 221 and 241 restricted stock units, respectively, were converted into shares of Holdings. A total of 22,659 restricted shares were available for grant at December 31, 2012.
Stock Options
2007 Non-Qualified Stock Option Plan
In February 2007, Holdings adopted the 2007 Non-Qualified Stock Option Plan (the "2007 Option Plan") in order to provide an equity component to management compensation following the Merger. The board of directors of Holdings may issue options to purchase up to 105,200 shares of Holdings’ common stock.
The options issued under the 2007 Stock Option Plan contain only service condition requirements. The issuances in 2007 through 2010 and the issuances in 2012 vest 25 percent on each anniversary of the grant date for four years provided the employee has provided continued service. The 2011 issuances vest 20 percent on each anniversary of the grant date for five years provided the employee has provided continued service. The options provide for certain acceleration of vesting and cancellation of options under different circumstances, such as a change in control, death, disability and termination of service. The Company recognizes compensation expense for these options on a straight-line basis over the requisite service period for each separate vesting portion of the option as if the option was, in substance, multiple options (graded vesting). The options expire 10 years after the date of grant. Upon exercise of the options, shares will be issued from authorized but unissued shares of Holdings. A total of 9,859 shares of Holdings common stock were available for grant as options at December 31, 2012.
2012 Non-Qualified Stock Option Plan
In May 2012, Holdings adopted the 2012 Non-Qualified Stock Option Plan (the "2012 Option Plan") to provide incentives to present and future employees of the Company through the grant of Holdings' common stock options. The board of directors of Holdings may issue options to purchase up to 48,605 shares of Holdings' common stock.
The options issued in 2012 under the 2012 Stock Option Plan provide for the options to be vested in three different tranches:

•	one-third of the total grant vests 20 percent on each anniversary of the grant date for five years provided the employee has provided continued service (service condition)

•	one-third of the total grant vests on a 2.0X event, as defined in the applicable stock option agreement (market and performance conditions)

•	one-third of the total grant vests on a 2.5X event, as defined in the applicable stock option agreement (market and performance conditions)
The options provide for certain acceleration of vesting and cancellation of options under different circumstances, such as a change in control, death, disability and termination of service. For the portion of the options that vest only based upon a service condition, the Company recognizes compensation expense using graded vesting over the requisite service period. For the options containing market and performance conditions, the Company defers all stock-based compensation until the consummation of the performance condition. The options expire 10 years after the date of grant. Upon exercise of the options, shares will be issued from authorized but unissued shares of Holdings. A total of 5,105 shares of Holdings common stock were available for grant under the 2012 Stock Option Plan at December 31, 2012.
The Company estimated the fair value of the options on each grant date by using the Monte Carlo simulation method for the portion of the options that contain both a market and a performance condition and the Black-Scholes option pricing method for options (or the portion of the options) that contain only a service condition. The assumptions used in the option valuation models are outlined in the following table:

	Year Ended December 31,
	2012	2011	2010
Weighted average grant date fair value per share	$95.25	$123.29	$47.15
Weighted average assumptions used:
Expected volatility	45%	45%	45%
Expected life (in years)	6.47	6.50	6.63
Risk-free interest rate	1.70%	2.36%	3.23%
Expected dividend yield	—%	—%	—%

The computation of the expected volatility assumptions used in the option valuation models was based on historical volatilities and implied volatilities of peer companies. The Company utilized the volatilities of peer companies due to its lack of extensive history. The expected life was used for options valued using the Black-Scholes option pricing method. The Company used the “simplified” method prescribed in SEC Staff Accounting Bulletin (“SAB”) No. 110, for companies that do not have adequate historical data. The risk-free interest rate was based on the U.S. Treasury yield at the time of grant. The expected dividend yield of 0% was based on the fact that the Company does not currently pay dividends, nor does it intend to pay a dividend in the future.
In May 2010, the Company cancelled and reissued all of its then outstanding stock options in order to reduce the exercise price of the options to $193.13. The vesting conditions and the expiration dates were not changed from the original grant of each option. The modification affected 16 employees and 2 non-employee directors who had a total of 86,135 options outstanding as of the modification date. The incremental compensation cost as a result of the modified exercise price was $1.3 million, of which $0.9 million was expensed immediately for vested options at the date of modification. The remaining $0.4 million incremental cost along with the remaining unrecognized compensation cost prior to the modification is being recognized using the graded vesting attribution method over the remaining vesting periods of stock options. The incremental compensation cost as a result of the re-pricing was calculated as the difference in the fair value of the stock options immediately before the re-pricing and the fair value of the stock options at the new exercise price. The fair value was estimated using the Black-Scholes option pricing method. The assumptions used in the model are outlined in the following table:

	Prior to Re-pricing	After Re-pricing
Weighted average grant date fair value per share	$21.43	$36.74
Weighted average assumptions used:
Expected volatility	45%	45%
Expected life (in years)	5.97	4.97
Risk free interest rate	3.01%	2.60%
Expected dividend yield	—%	—%
The following table summarizes stock option activity during the years ended December 31, 2012, 2011 and 2010 (shares in thousands):

	Year Ended		Year Ended		Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of period	84	$193.91	91	$193.13	92	$392.07
Granted	45	$258.37	1	$258.37	91	$193.13
Exercised	—	$—	(8)	$193.13	—	$—
Cancelled	—	$—	—	$—	(91)	$392.09
Forfeited	—	$—	—	$—	(1)	$389.42
Outstanding at end of period(1)	129	$216.62	84	$193.91	91	$193.13
Options exercisable at end of period(2)	80	$193.29	76	$193.13	62	$193.13
Available for grant at end of period	15		12		13

(1)	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.

(2)	Exercisable stock options at December 31, 2012 have a weighted average remaining contractual term of 4.4 years.
As of December 31, 2012, the total future compensation cost related to non-vested options not yet recognized in the Consolidated Statement of Operations was $3.8 million, of which $2.4 million is attributable to vesting upon contingent events and $1.4 million is attributable to time-based vesting. The compensation costs associated with time-based vesting will be recognized using graded vesting over a weighted average period of 3.5 years. The Company did not receive any cash from option exercises during the three years ended December 31, 2012.

Shareholder's Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholder's Equity
STOCKHOLDER’S EQUITY
In May 2011, Centerbridge purchased a minority interest in Holdings for $125.0 million. Concurrently with the closing of this transaction, Holdings contributed $125.0 million to the Company. Holdings incurred approximately $4.9 million in professional fees associated with this transaction, which are reflected as a reduction to Holdings’ contribution to the Company. The funds received were used to redeem $125.0 million of the Company’s 9.75% Senior Notes in July 2011.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Authoritative guidance on fair value measurements provides a framework for measuring fair value and establishes a fair value hierarchy that prioritizes the inputs used to measure fair value, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In measuring the fair value of the Company’s assets and liabilities, market data or assumptions are used that the Company believes market participants would use in pricing an asset or liability, including assumptions about risk when appropriate. The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At March 31, 2013:
Cash equivalents	$25,397	$25,397	$—	$—
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—

The Company had no transfers of assets between any of the above levels during the three months ended March 31, 2013 or March 31, 2012.

Cash equivalents include money market funds that invest in United States government obligations and a Canadian dollar investment account, all with original maturities of three months or less. The original costs of these assets approximate fair value due to their short-term maturity.

Other Financial Instruments:

Debt – In March 2013, the Company refinanced the $275.0 million outstanding principal amount of its 9.75% Senior Notes due 2014 with the issuance of $250.0 million 9½% Senior Notes due 2019. Based upon the rates available to the Company, the fair value of the 9½% Senior Notes and the note payable to a former executive approximated $251.3 million as of March 31, 2013, compared to the book value of $250.0 million. The quoted market price of the 9½% Senior Notes was $251.3 million at March 31, 2013. The fair value of the 9.75% Senior Notes and the note payable to a former executive approximated
$274.6 million as of December 31, 2012, compared to the book value of $275.0 million. The quoted market price of the 9.75% Senior Notes was $274.6 million at December 31, 2012. The fair value for the Company's most significant debt balance, the 9½% Senior Notes (at March 31, 2013) and 9.75% Senior Notes (at December 31, 2012), was estimated using Level 1 inputs whereas the estimate of fair value for the note payable to a former executive was calculated using Level 2 inputs.

FAIR VALUE MEASUREMENTS
Authoritative guidance on fair value measurements provides a framework for measuring fair value and establishes a fair value hierarchy that prioritizes the inputs used to measure fair value, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 inputs) and the lowest priority to unobservable inputs (Level 3 inputs).
The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In measuring the fair value of the Company’s assets and liabilities, market data or assumptions are used that the Company believes market participants would use in pricing an asset or liability, including assumptions about risk when appropriate. The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—
At December 31, 2011:
Cash equivalents	$74,421	$74,421	$—	$—
Investment in stock options related to equity securities	262	—	262	—

The Company had no transfers of assets between any of the above levels during the years ended December 31, 2012 or 2011.
Cash equivalents include treasury bills and money market funds that invest in United States government obligations and a Canadian dollar investment account, all with original maturities of three months or less. The original costs of these assets approximate fair value due to their short-term maturity.
Investment in stock options related to equity securities are measured at fair value using the Black-Scholes option pricing model based on observable market inputs such as stock prices, interest rates and expected volatility assumptions. Based on these inputs, these assets are classified within Level 2 of the valuation hierarchy.
During the year ended December 31, 2012, the Company sold a portion of its investment in stock options for proceeds totaling $0.2 million. The remaining stock options expired unexercised in May 2012.
Other Financial Instruments:
Based upon the rates available to the Company, the fair value of the 9.75% Senior Notes and the note payable to a former executive approximated $274.6 million as of December 31, 2012, compared to the book value of $275.0 million. The quoted market price of the 9.75% Senior Notes was $274.6 million at December 31, 2012. The fair value of the 9.75% Senior Notes and the note payable to a former executive approximated $273.0 million as of December 31, 2011, compared to the book value of $275.1 million. The quoted market price of the 9.75% Senior Notes was $272.9 million at December 31, 2011. The fair value for the Company's most significant debt balance, the 9.75% Senior Notes, was estimated using Level 1 inputs whereas the estimate of fair value for the note payable to a former executive was calculated using Level 2 inputs.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS
Holdings does not maintain a cash account. Consequently, the Company makes payments, as needed, on Holdings’ behalf for corporate expenditures such as taxes and share repurchases for employees that have left the Company and who held equity instruments in Holdings. The Company receives payments on the outstanding balance only when Holdings receives cash from stock issuances. In 2012, 2011 and 2010, the Company made payments of approximately $13,000, $755,000 and $9,000, respectively on behalf of Holdings. The Company received $50,000 from Holdings in 2011 which was applied toward the outstanding balance. The balance due from Holdings as of December 31, 2012 and 2011 was $874,000 and $861,000, respectively.
The Company owns 20% of Wandoo Energy LLC ("Wandoo"), a privately owned oil and gas prospecting company. The Company's Chief Operating Officer serves as the Company's representative on the board of directors of Wandoo. The Company received $552,000, $67,000 and $40,000 in 2012, 2011 and 2010, respectively, in cash dividends from Wandoo. Additionally, Wandoo reimbursed the Company in 2010 for $133,000 in geophysical consulting services previously paid to Wandoo's president in 2005 and 2006. In 2011, the Company received $335,000 for a licensing agreement with Texoz E&P, Inc., a wholly-owned subsidiary of Texon Petroleum Ltd. (“Texon”). Texon was formed in 2006 as a spinoff from Wandoo. The Company received shares and stock options in Texon in connection with its formation. As of December 31, 2012, the Company has sold all of its Texon shares and stock options that had a strike price below market price prior to their expiration.

Statement of Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Statement of Cash Flow Information
STATEMENT OF CASH FLOW INFORMATION
Cash and cash equivalents at March 31, 2013 and December 31, 2012 include $651,000 of restricted cash related to collateral on seismic operations bonds. The balances at March 31, 2013 and December 31, 2012 also include $125,000 (Canadian) of restricted cash posted as security against Company issued credit cards for Olympic.
The Company had non-cash additions to its seismic data library comprised of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Non-monetary exchanges related to resale licensing revenue	$324	$709
Completion of data in progress from prior non-monetary exchanges	2,392	—
Total non-cash additions to seismic data library	$2,716	$709

Non-cash revenue consisted of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Acquisition revenue on underwriting from non-monetary exchange contracts	$57	$1,268
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	578	827
Solutions revenue recognized from non-monetary exchange contracts	—	20
Total non-cash revenue	$635	$2,115

STATEMENT OF CASH FLOW INFORMATION
Cash and cash equivalents at December 31, 2012 and December 31, 2011 included $651,000 and $122,000, respectively of restricted cash related to collateral on seismic operations bonds. The balances at December 31, 2012 and December 31, 2011 also included $125,000 (Canadian) of restricted cash posted as security against Company issued credit cards for Olympic.
For purposes of the statement of cash flows, the Company considers all highly liquid investments or debt instruments with an original maturity of three months or less to be cash equivalents. The Company maintains its day-to-day operating cash and temporary excess cash with various banking institutions that, in turn, invest in time deposits and U.S. Treasury bills.
Income taxes paid during 2012, 2011 and 2010 were $3.2 million, $8.1 million and $15,000, respectively. In 2012, 2011 and 2010, the Company received income tax refunds of $1.0 million, $0.1 million, and $68,000, respectively.
The Company had non-cash additions to its seismic data library comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Non-monetary exchanges related to resale licensing revenue	$1,554	$7,609	$4,000
Non-monetary exchanges from underwriting of new data acquisition	4,122	2,687	3,222
Other non-monetary exchanges	—	98	124
Completion of data in progress from prior non-monetary exchanges	142	—	3,199
Less: Non-monetary exchanges for data in progress	(2,442)	(179)	—
Total non-cash additions to seismic data library	$3,376	$10,215	$10,545

Non-cash revenue consisted of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition revenue on underwriting from non-monetary exchange contracts	$5,452	$2,274	$2,677
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	3,046	7,169	7,187
Solutions revenue recognized from non-monetary exchange contracts	20	71	—
Total non-cash revenue	$8,518	$9,514	$9,864

Industry Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Industry Segments
INDUSTRY SEGMENTS
The Company operates in one business segment, which is made up of seismic data acquisition, seismic data licensing, seismic data processing and seismic reproduction service.
Geographic information for the periods presented was as follows (in thousands):

	United States	Canada	Total
Year Ended December 31, 2012
Revenue	$157,381	$83,077	$240,458
Assets (1)	102,212	82,723	184,935
Year Ended December 31, 2011
Revenue	$152,792	$65,216	$218,008
Assets (1)	65,156	60,577	125,733
Year Ended December 31, 2010
Revenue	$129,888	$45,668	$175,556
Assets (1)	76,121	35,429	111,550

(1)Assets include net seismic data library and net property and equipment.
The Company's revenues may be divided into two major categories: (i) acquisition and licensing of seismic data and (ii) reproduction and delivery of seismic data and other services. Revenue by type of service for the periods presented was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition and licensing of seismic data	$234,785	$213,656	$171,778
Reproduction and delivery of seismic data and other services	5,673	4,352	3,778
Total revenue	$240,458	$218,008	$175,556

Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
RECENT ACCOUNTING PRONOUNCEMENTS
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard was effective prospectively for the Company beginning January 1, 2013 and did not have an effect on its financial statements or financial statement disclosures.

Supplemental Guarantors Consolidating Condensed Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantors Consolidating Condensed Financial Information [Abstract]
Supplemental Guarantors Consolidating Condensed Financial Information
SUPPLEMENTAL GUARANTORS CONSOLIDATING CONDENSED FINANCIAL INFORMATION
On March 20, 2013, the Company completed a private placement of 9½% Senior Notes in the aggregate principal amount of $250.0 million. The Company’s payment obligations under the 9½% Senior Notes are jointly and severally guaranteed by substantially all of the Company's significant 100% owned U.S. subsidiaries (“Guarantor Subsidiaries”). All subsidiaries of the Company that do not guaranty the 9½% Senior Notes are referred to as Non-Guarantor Subsidiaries.
The consolidating condensed financial statements are presented below and should be read in connection with the Condensed Consolidated Financial Statements of the Company. Separate financial statements of the Guarantor Subsidiaries are not presented because (i) the Guarantor Subsidiaries are wholly-owned and have fully and unconditionally guaranteed the 9½% Senior Notes on a joint and several basis, and (ii) the Company’s management has determined such separate financial statements are not material to investors.
The following consolidating condensed financial information presents the consolidating condensed balance sheets as of March 31, 2013 and December 31, 2012, and the consolidating condensed statements of income, statements of comprehensive income and statements of cash flows for the three months ended March 31, 2013 and March 31, 2012 of (a) the Company; (b) the Guarantor Subsidiaries; (c) the Non-Guarantor Subsidiaries; (d) elimination entries; and (e) the Company, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis.
Investments in subsidiaries are accounted for on the equity method. The principal elimination entries eliminate investments in subsidiaries, intercompany balances, intercompany transactions and intercompany sales.

CONSOLIDATING CONDENSED BALANCE SHEET
As of March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$25,308	$236	$—	$25,544
Receivables
Trade, net	—	27,026	16,569	—	43,595
Notes and other, net	—	33	2,068	—	2,101
Due from Seitel Holdings, Inc.	—	1,120	—	—	1,120
Intercompany receivables (payables)	26,878	437	(27,315)	—	—
Investment in subsidiaries	344,582	434,764	1,587	(780,933)	—
Net seismic data library	—	114,478	82,743	—	197,221
Net property and equipment	—	2,003	2,648	—	4,651
Prepaid expenses, deferred charges and other	7,376	3,047	617	—	11,040
Intangible assets, net	900	12,447	5,908	—	19,255
Goodwill	—	107,688	98,286	—	205,974
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$379,736	$728,435	$183,347	$(780,933)	$510,585
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$720	$37,613	$14,789	$—	$53,122
Income taxes payable	403	569	—	—	972
Senior Notes	250,000	—	—	—	250,000
Notes payable	12	—	—	—	12
Obligations under capital leases	—	73	2,917	—	2,990
Deferred revenue	—	46,681	4,667	—	51,348
Deferred income taxes	—	—	2,896	—	2,896
TOTAL LIABILITIES	251,135	84,936	25,269	—	361,340
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,998	—	—	—	398,998
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(270,397)	(121,253)	(19,484)	140,737	(270,397)
Accumulated other comprehensive income	—	—	20,644	—	20,644
TOTAL STOCKHOLDER’S EQUITY	128,601	643,499	158,078	(780,933)	149,245
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$379,736	$728,435	$183,347	$(780,933)	$510,585

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$33,120	$18,575	$(344)	$51,351
EXPENSES:
Depreciation and amortization	—	18,009	11,329	—	29,338
Cost of sales	—	38	1	—	39
Selling, general and administrative	285	4,463	2,983	(344)	7,387
	285	22,510	14,313	(344)	36,764
INCOME (LOSS) FROM OPERATIONS	(285)	10,610	4,262	—	14,587
Interest expense, net	(7,831)	(1,065)	(419)	—	(9,315)
Foreign currency exchange losses	—	—	(647)	—	(647)
Loss on early extinguishment of debt	(1,504)	—	—	—	(1,504)
Other income	—	1	—	—	1
Income (loss) before income taxes and equity in income of subsidiaries	(9,620)	9,546	3,196	—	3,122
Provision for income taxes	—	484	900	—	1,384
Equity in income of subsidiaries	11,358	2,296	—	(13,654)	—
NET INCOME	$1,738	$11,358	$2,296	$(13,654)	$1,738

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$1,738	$11,358	$2,296	$(13,654)	$1,738
Foreign currency translation adjustments	—	—	(3,077)	—	(3,077)
Comprehensive income (loss)	$1,738	$11,358	$(781)	$(13,654)	$(1,339)

CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$39,128	$33,764	$(345)	$72,547
EXPENSES:
Depreciation and amortization	—	20,848	18,536	—	39,384
Cost of sales	—	86	11	—	97
Selling, general and administrative	253	5,016	3,168	(345)	8,092
	253	25,950	21,715	(345)	47,573
INCOME (LOSS) FROM OPERATIONS	(253)	13,178	12,049	—	24,974
Interest expense, net	(2,246)	(4,710)	(263)	—	(7,219)
Foreign currency exchange gains	—	—	411	—	411
Other income	1	80	—	—	81
Income (loss) before income taxes and equity in income of subsidiaries	(2,498)	8,548	12,197	—	18,247
Provision for income taxes	—	260	3,281	—	3,541
Equity in income of subsidiaries	17,204	8,916	—	(26,120)	—
NET INCOME	$14,706	$17,204	$8,916	$(26,120)	$14,706
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$14,706	$17,204	$8,916	$(26,120)	$14,706
Unrealized gains on securities held as available for sale, net of tax	—	85	—	—	85
Foreign currency translation adjustments	—	—	2,556	—	2,556
Comprehensive income	$14,706	$17,289	$11,472	$(26,120)	$17,347

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(17,861)	$42,050	$11,223	$—	$35,412
Cash flows from investing activities:
Cash invested in seismic data	—	(27,629)	(12,503)	—	(40,132)
Cash paid to acquire property, equipment and other	—	(192)	(144)	—	(336)
Advances to Seitel Holdings, Inc.	—	(246)	—	—	(246)
Net cash used in investing activities	—	(28,067)	(12,647)	—	(40,714)
Cash flows from financing activities:
Issuance of 9½% Senior Notes	250,000	—	—	—	250,000
Repayment of 9.75% Senior Notes	(275,000)	—	—	—	(275,000)
Principal payments on notes payable	(17)	—	—	—	(17)
Principal payments on capital lease obligations	—	(8)	(54)	—	(62)
Costs of debt transactions	(5,822)	—	—	—	(5,822)
Intercompany transfers	48,700	(49,200)	500	—	—
Net cash provided by (used in) financing activities	17,861	(49,208)	446	—	(30,901)
Effect of exchange rate changes	—	—	(144)	—	(144)
Net decrease in cash and cash equivalents	—	(35,225)	(1,122)	—	(36,347)
Cash and cash equivalents at beginning of period	—	60,533	1,358	—	61,891
Cash and cash equivalents at end of period	$—	$25,308	$236	$—	$25,544

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(13,179)	$27,843	$30,418	$—	$45,082
Cash flows from investing activities:
Cash invested in seismic data	—	(19,645)	(36,775)	—	(56,420)
Cash paid to acquire property, equipment and other	—	(201)	(49)	—	(250)
Advances to Seitel Holdings, Inc.	—	(4)	—	—	(4)
Net cash used in investing activities	—	(19,850)	(36,824)	—	(56,674)
Cash flows from financing activities:
Principal payments on notes payable	(16)	—	—	—	(16)
Principal payments on capital lease obligations	—	—	(42)	—	(42)
Intercompany transfers	13,195	(13,195)	—	—	—
Net cash provided by (used in) financing activities	13,179	(13,195)	(42)	—	(58)
Effect of exchange rate changes	—	—	171	—	171
Net decrease in cash and cash equivalents	—	(5,202)	(6,277)	—	(11,479)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$56,410	$7,005	$—	$63,415

SUPPLEMENTAL GUARANTORS CONSOLIDATING CONDENSED FINANCIAL INFORMATION
On February 14, 2007, the Company completed a private placement of 9.75% Senior Notes in the aggregate principal amount of $400.0 million. As of December 31, 2012, $275.0 million aggregate principal amount remains outstanding. The Company’s payment obligations under the 9.75% Senior Notes are jointly and severally guaranteed by certain of its 100% owned U.S. subsidiaries (“Guarantor Subsidiaries”). All subsidiaries of the Company that do not guaranty the 9.75% Senior Notes are referred to as Non-Guarantor Subsidiaries.
The consolidating condensed financial statements are presented below and should be read in connection with the Condensed Consolidated Financial Statements of the Company. Separate financial statements of the Guarantor Subsidiaries are not presented because (i) the Guarantor Subsidiaries are wholly-owned and have fully and unconditionally guaranteed the 9.75% Senior Notes on a joint and several basis, and (ii) the Company’s management has determined such separate financial statements are not material to investors.
The following consolidating condensed financial information presents the consolidating condensed balance sheets as of December 31, 2012 and December 31, 2011, and the consolidating condensed statements of operations, statements of comprehensive income (loss) and statements of cash flows for the years ended December 31, 2012, 2011 and 2010 of (a) the Company; (b) the Guarantor Subsidiaries; (c) the Non-Guarantor Subsidiaries; (d) elimination entries; and (e) the Company, the Guarantor Subsidiaries and the Non-Guarantor Subsidiaries on a consolidated basis.
Investments in subsidiaries are accounted for on the equity method. The principal elimination entries eliminate investments in subsidiaries, intercompany balances, intercompany transactions and intercompany sales.

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$61,612	$13,282	$—	$74,894
Receivables
Trade, net	—	32,129	19,177	—	51,306
Notes and other, net	520	1,606	2,196	—	4,322
Due from Seitel Holdings, Inc.	—	861	—	—	861
Intercompany receivables (payables)	95,955	(78,614)	(17,341)	—	—
Investment in subsidiaries	272,268	416,322	1,448	(690,038)	—
Net seismic data library	—	63,259	57,435	—	120,694
Net property and equipment	—	1,897	3,142	—	5,039
Investment in marketable securities	—	262	—	—	262
Prepaid expenses, deferred charges and other	4,409	5,078	757	—	10,244
Intangible assets, net	900	16,462	9,452	—	26,814
Goodwill	—	107,688	98,150	—	205,838
Deferred income taxes	—	56	—	—	56
TOTAL ASSETS	$374,052	$628,618	$187,698	$(690,038)	$500,330
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,050	$23,563	$26,937	$—	$60,550
Income taxes payable	81	—	1,383	—	1,464
Senior Notes	275,000	—	—	—	275,000
Notes payable	95	—	—	—	95
Obligations under capital leases	—	—	3,161	—	3,161
Deferred revenue	—	33,340	15,505	—	48,845
Deferred income taxes	—	—	1,375	—	1,375
TOTAL LIABILITIES	285,226	56,903	48,361	—	390,490
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,011	—	—	—	398,011
Parent investment	—	764,752	156,913	(921,665)	—
Retained deficit	(309,185)	(193,299)	(38,328)	231,627	(309,185)
Accumulated other comprehensive income	—	262	20,752	—	21,014
TOTAL STOCKHOLDER’S EQUITY	88,826	571,715	139,337	(690,038)	109,840
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$374,052	$628,618	$187,698	$(690,038)	$500,330

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$157,324	$84,435	$(1,301)	$240,458
EXPENSES:
Depreciation and amortization	—	88,724	51,030	—	139,754
Cost of sales	—	446	18	—	464
Selling, general and administrative	2,117	17,607	10,665	(1,301)	29,088
	2,117	106,777	61,713	(1,301)	169,306
INCOME (LOSS) FROM OPERATIONS	(2,117)	50,547	22,722	—	71,152
Interest expense, net	(21,542)	(6,015)	(1,454)	—	(29,011)
Foreign currency exchange gains (losses)	—	(4)	685	—	681
Gain on sale of marketable securities	—	230	—	—	230
Other income	21	759	—	—	780
Income (loss) before income taxes and equity in income of subsidiaries	(23,638)	45,517	21,953	—	43,832
Provision for income taxes	—	1,377	5,405	—	6,782
Equity in income of subsidiaries	60,688	16,548	—	(77,236)	—
NET INCOME	$37,050	$60,688	$16,548	$(77,236)	$37,050

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$37,050	$60,688	$16,548	$(77,236)	$37,050
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(32)	—	—	(32)
Less: Reclassification adjustment for realized gains included in earnings	—	(230)	—	—	(230)
Foreign currency translation adjustments	—	—	2,969	—	2,969
Comprehensive income	$37,050	$60,426	$19,517	$(77,236)	$39,757

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$152,759	$66,644	$(1,395)	$218,008
EXPENSES:
Depreciation and amortization	—	92,106	50,857	—	142,963
Cost of sales	—	88	12	—	100
Selling, general and administrative	1,503	19,626	11,915	(1,395)	31,649
	1,503	111,820	62,784	(1,395)	174,712
INCOME (LOSS) FROM OPERATIONS	(1,503)	40,939	3,860	—	43,296
Interest expense, net	(14,124)	(19,805)	(838)	—	(34,767)
Foreign currency exchange gains (losses)	—	4	(730)	—	(726)
Loss on early extinguishment of debt	(7,912)	—	—	—	(7,912)
Gain on sale of marketable securities	—	2,467	—	—	2,467
Other income	4	67	179	—	250
Income (loss) before income taxes and equity in income of subsidiaries	(23,535)	23,672	2,471	—	2,608
Provision (benefit) for income taxes	—	(418)	810	—	392
Equity in income of subsidiaries	25,751	1,661	—	(27,412)	—
NET INCOME	$2,216	$25,751	$1,661	$(27,412)	$2,216
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$2,216	$25,751	$1,661	$(27,412)	$2,216
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(373)	—	—	(373)
Less: Reclassification adjustment for realized gains included in earnings	—	(2,467)	—	—	(2,467)
Foreign currency translation adjustments	—	(1)	(3,036)	—	(3,037)
Comprehensive income (loss)	$2,216	$22,910	$(1,375)	$(27,412)	$(3,661)

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$131,417	$47,892	$(3,753)	$175,556
EXPENSES:
Depreciation and amortization	—	126,593	48,999	—	175,592
Cost of sales	—	87	10	—	97
Selling, general and administrative	3,219	19,612	12,753	(3,753)	31,831
	3,219	146,292	61,762	(3,753)	207,520
LOSS FROM OPERATIONS	(3,219)	(14,875)	(13,870)	—	(31,964)
Interest expense, net	(20,115)	(20,173)	(248)	—	(40,536)
Foreign currency exchange gains	—	24	417	—	441
Gain on sale of marketable securities	—	4,188	—	—	4,188
Other income	2	319	125	—	446
Loss before income taxes and equity in loss of subsidiaries	(23,332)	(30,517)	(13,576)	—	(67,425)
Benefit for income taxes	—	(328)	(3,680)	—	(4,008)
Equity in loss of subsidiaries	(40,085)	(9,896)	—	49,981	—
NET LOSS	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE LOSS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net loss	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)
Unrealized gains on securities held as available for sale, net of tax:
Unrealized net holding gains arising during the period	—	4,117	—	—	4,117
Less: Reclassification adjustment for realized gains included in earnings	—	(4,188)	—	—	(4,188)
Foreign currency translation adjustments	—	1	6,947	—	6,948
Comprehensive loss	$(63,417)	$(40,155)	$(2,949)	$49,981	$(56,540)

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(27,325)	$133,731	$65,075	$—	$171,481
Cash flows from investing activities:
Cash invested in seismic data	—	(100,280)	(82,964)	—	(183,244)
Cash paid to acquire property, equipment and other	—	(1,278)	(144)	—	(1,422)
Net proceeds from sale of marketable securities	—	230	—	—	230
Cash from sale of property, equipment and other	—	90	—	—	90
Advances to Seitel Holdings, Inc.	—	(13)	—	—	(13)
Net cash used in investing activities	—	(101,251)	(83,108)	—	(184,359)
Cash flows from financing activities:
Principal payments on notes payable	(66)	—	—	—	(66)
Principal payments on capital lease obligations	—	(14)	(198)	—	(212)
Intercompany transfers	27,391	(33,541)	6,150	—	—
Net cash provided by (used in) financing activities	27,325	(33,555)	5,952	—	(278)
Effect of exchange rate changes	—	(4)	157	—	153
Net decrease in cash and cash equivalents	—	(1,079)	(11,924)	—	(13,003)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$60,533	$1,358	$—	$61,891

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,324)	$120,404	$45,743	$—	$126,823
Cash flows from investing activities:
Cash invested in seismic data	—	(68,145)	(58,834)	—	(126,979)
Cash paid to acquire property, equipment and other	—	(1,856)	(265)	—	(2,121)
Net proceeds from sale of marketable securities	—	2,467	—	—	2,467
Cash from sale of property, equipment and other	—	121	1	—	122
Advances to Seitel Holdings, Inc.	—	(755)	—	—	(755)
Repayment from Seitel Holdings, Inc.	—	50	—	—	50
Net cash used in investing activities	—	(68,118)	(59,098)	—	(127,216)
Cash flows from financing activities:
Contributed capital	125,000	—	—	—	125,000
Repayment of 9.75% Senior Notes	(131,094)	—	—	—	(131,094)
Repayment of 11.75% Senior Notes	(2,000)	—	—	—	(2,000)
Principal payments on notes payable	(59)	—	—	—	(59)
Principal payments on capital lease obligations	—	—	(164)	—	(164)
Borrowings on line of credit	—	—	737	—	737
Payments on line of credit	—	—	(737)	—	(737)
Costs of debt and equity transactions	(6,268)	—	(70)	—	(6,338)
Intercompany transfers	53,745	(65,745)	12,000	—	—
Net cash provided by (used in) financing activities	39,324	(65,745)	11,766	—	(14,655)
Effect of exchange rate changes	—	3	(32)	—	(29)
Net decrease in cash and cash equivalents	—	(13,456)	(1,621)	—	(15,077)
Cash and cash equivalents at beginning of period	—	75,068	14,903	—	89,971
Cash and cash equivalents at end of period	$—	$61,612	$13,282	$—	$74,894

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,719)	$115,561	$33,038	$—	$108,880
Cash flows from investing activities:
Cash invested in seismic data	—	(33,287)	(16,178)	—	(49,465)
Cash paid to acquire property, equipment and other	—	(380)	(147)	—	(527)
Net proceeds from sale of marketable securities	—	4,188	—	—	4,188
Cash from sale of property, equipment and other	—	86	—	—	86
Advances to Seitel Holdings, Inc.	—	(9)	—	—	(9)
Return of capital from subsidiary	—	4,501	(4,501)	—	—
Net cash used in investing activities	—	(24,901)	(20,826)	—	(45,727)
Cash flows from financing activities:
Principal payments on notes payable	(54)	—	—	—	(54)
Principal payments on capital lease obligations	—	—	(146)	—	(146)
Borrowings on line of credit	—	—	10	—	10
Payments on line of credit	—	—	(10)	—	(10)
Costs of debt and equity transactions	(65)	—	—	—	(65)
Intercompany transfers	39,838	(39,838)	—	—	—
Net cash provided by (used in) financing activities	39,719	(39,838)	(146)	—	(265)
Effect of exchange rate changes	—	25	788	—	813
Net decrease in cash and cash equivalents	—	50,847	12,854	—	63,701
Cash and cash equivalents at beginning of period	—	24,221	2,049	—	26,270
Cash and cash equivalents at end of period	$—	$75,068	$14,903	$—	$89,971

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011:

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands)
2012
Revenue	$72,547	$46,028	$51,556	$70,327
Operating income	24,974	8,335	8,904	28,939
Net income	14,706	1,270	1,129	19,945

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands)
2011
Revenue	$59,496	$35,545	$52,208	$70,759
Operating income	9,501	4,335	10,506	18,954
Net income (loss)	511	(5,026)	(5,111)	11,842

Basis of Presentation and Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidation
The accompanying consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. Certain reclassifications have been made to the amounts in the prior year’s financial statements to conform to the current year’s presentation.

Basis of Presentation
The accompanying condensed consolidated financial statements of Seitel, Inc. and its subsidiaries (the “Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions of Regulation S-X. Accordingly, they do not include all of the information and notes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included. Certain reclassifications have been made to the amounts in the prior year's financial statements to conform to the current year's presentation.

The Company presents its consolidated balance sheets on an unclassified basis. The portion of seismic data library costs to be amortized during the next year cannot be classified as a current asset due to Securities and Exchange Commission ("SEC") guidance. Classification of all of these costs as noncurrent would be misleading to the reader because it would not indicate the level of assets expected to be converted into cash in the next year.

Use of Estimates and Assumptions
In preparing the Company’s financial statements, a number of estimates and assumptions are made by management that affect the accounting for and recognition of assets, liabilities, revenues and expenses.

The preparation of the Company's financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the accounting for and recognition of assets, liabilities, revenues and expenses. These estimates and assumptions must be made because certain information that is used in the preparation of the Company's financial statements is dependent on future events, cannot be calculated with a high degree of precision from data available or is not otherwise capable of being readily calculated based on generally accepted methodologies. In some cases, these estimates are particularly difficult to determine and the Company must exercise significant judgment.
The most difficult, subjective and complex estimates and assumptions that deal with the greatest amount of uncertainty are related to the Company's accounting for its seismic data library and goodwill.

The Company's accounting for its seismic data library requires it to make significant subjective estimates and assumptions relative to future sales and cash flows from such library. These cash flows impact amortization rates, as well as potential impairment charges. Any changes in the Company's estimates or underlying assumptions will impact the Company's income from operations prospectively from the date changes are made. To the extent that such estimates, or the assumptions used to make those estimates, prove to be significantly different than actual results, the carrying value of the seismic data library may be subject to higher prospective amortization rates, additional straight-line amortization or impairment losses.
In a portion of its seismic data library activities, the Company engages in certain non-monetary exchanges and records a data library asset for the seismic data received and recognizes revenue on the transaction in accordance with its policies on revenue recognition. These transactions are valued at the fair value of the data received by the Company or licenses or services granted by the Company, whichever is more readily determinable. The Company's estimate of the value of these transactions is highly subjective and based, in large part, on data sales transactions between the Company and a limited number of customers over a limited time period.
When required to perform the two-step goodwill impairment test, the Company estimates the fair value of the reporting unit using discounted cash flow analysis which requires significant judgments and estimates about the future performance of the Company. If these projected cash flows change materially, the Company may be required to record impairment losses relative to goodwill.
Actual results could differ materially from the estimates and assumptions that the Company uses in the preparation of its financial statements. To the extent management's estimates and assumptions change in the future, the effect on the Company’s reported results could be significant to any particular reporting period.

Revenue Recognition
Revenue from Data Acquisition
The Company generates revenue when it creates a new seismic survey that is initially licensed by one or more of its customers to use the resulting data. The payments for the initial licenses are sometimes referred to as underwriting or prefunding. Customers make periodic payments throughout the creation period, which generally correspond to costs incurred and work performed. These payments are non-refundable. The Company considers the contracts signed up to the time the Company makes a firm commitment to create the new seismic survey as underwriting. Any subsequent licensing of the data while it is in progress is considered a resale license (see “Revenue from Non-Exclusive Data Licenses”).
Underwriting revenue is recognized throughout the creation period using the proportional performance method based upon costs incurred and work performed to date as a percentage of total estimated costs and work required. Management believes that this method is the most reliable and representative measure of progress for its data creation projects. On average, the duration of the data creation process is approximately one year. Under these contracts, the Company creates new seismic data designed in conjunction with its customers and specifically suited to the geology of the area using the most appropriate technology available.
The Company outsources the substantial majority of the work required to complete data acquisition projects to third party contractors. The Company’s payments to these third party contractors comprise the substantial majority of the total estimated costs of the project and are paid throughout the creation period. A typical survey includes specific activities required to complete the survey, each of which has value to the customers. Typical activities, that often occur concurrently, include:

•	permitting for land access, mineral rights, and regulatory approval;

•	surveying;

•	drilling for the placement of energy sources;

•	recording the data in the field; and

•	processing the data.
The customers paying for the initial licenses receive legally enforceable rights to any resulting product of each activity described above. The customers also receive access to and use of the newly acquired, processed data.
The customers’ access to and use of the results of the work performed and of the newly acquired, processed data is governed by a license agreement, which is a separate agreement from the acquisition contract. The Company’s acquisition contracts require the customer either to have a license agreement in place or to execute one at the time the acquisition contract is signed. The Company maintains sole ownership of the newly acquired data, which is added to its library, and is free to license the data to other customers.
Revenue from Non-Exclusive Data Licenses
The Company recognizes a substantial portion of its revenue from licensing of data once it is available for delivery. These are sometimes referred to as resale licensing revenue, post-acquisition license sales or shelf sales.
These sales fall under the following four basic forms of non-exclusive license contracts.

•
Specific license contract—The customer licenses and selects data from the data library, including data currently in progress, at the time the contract is entered into and holds this license for a long-term period.

•
Library card license contract—The customer initially receives only access to data. The customer may then select specific data, from the collection of data to which it has access, to hold long-term under its license agreement. The length of the selection periods under the library card contracts is limited in time and varies from customer to customer.

•
Review and possession license contract—The customer obtains the right to review a certain quantity of data for a limited period of time. During the review period, the customer may select specific data from that available for review to hold long-term under its license agreement. Any data not selected for long-term licensing must be returned to the Company at the end of the review period.

•	Review only license contract—The customer obtains rights to review a certain quantity of data for a limited period of time, but does not obtain the right to select specific data to hold long-term.
The Company’s non-exclusive license contracts specify the following:

•	that all customers must also execute a master license agreement that governs the use of all data received under the Company’s non-exclusive license contracts;

•	the specific payment terms, generally ranging from 30 days to 12 months, and that such payments are non-cancelable and non-refundable;

•	the actual data that is accessible to the customer; and

•
that the data is licensed in its present form, where is and as is and the Company is under no obligation to make any enhancements, modifications or additions to the data unless specific terms to the contrary are included.

Revenue from the non-exclusive licensing of seismic data is recognized when the following criteria are met:

•	the Company has an arrangement with the customer that is validated by a signed contract;

•	the sales price is fixed and determinable;

•	collection is reasonably assured;

•	the customer has selected the specific data or the contract has expired without full selection;

•	the data is currently available for delivery; and

•	the license term has begun.
Copies of the data are available to the customer immediately upon request.
For licenses that have been invoiced for which payment is due or has been received, but have not met the aforementioned criteria, the revenue is deferred along with the related direct costs (primarily sales commissions). This normally occurs under the library card, review and possession or review only license contracts because the data selection may occur over time. Additionally, if the contract allows licensing of data that is not currently available or enhancements, modifications or additions to the data are required per the contract, revenue is deferred until such time that the data is available.

Revenue from Non-Monetary Exchanges
In certain cases, the Company will take ownership of a customer’s seismic data or revenue interest (collectively referred to as “data”) in exchange for a non-exclusive license to selected seismic data from the Company’s library and, in some cases, services provided by Seitel Solutions (“Solutions”). In connection with specific data acquisition contracts, the Company may choose to receive both cash and ownership of seismic data from the customer as consideration for the underwriting of new data acquisition. In addition, the Company may receive advanced data processing services on selected existing data in exchange for a non-exclusive license to selected data from the Company’s library. These exchanges are referred to as non-monetary exchanges. A non-monetary exchange for data always complies with the following criteria:

•	the data license delivered is always distinct from the data received;

•	the customer forfeits ownership of its data; and

•	the Company retains ownership in its data.
In non-monetary exchange transactions, the Company records a data library asset for the seismic data received or processed at the time the contract is entered into or the data is completed, as applicable, and recognizes revenue on the transaction in equal value in accordance with its policy on revenue from data licenses, which is, when the data is selected by the customer, or revenue from data acquisition, as applicable, or as services are provided by Solutions. The data license to the customer is in the form of one of the four basic forms of contracts discussed above. These transactions are valued at the fair value of the data received or delivered, whichever is more readily determinable.
Fair value of the data exchanged is determined using a multi-step process as follows:

•
First, the Company considers the value of the data or services received from the customer. In determining the value of the data received, the Company considers the age, quality, current demand and future marketability of the data and, in the case of 3D seismic data, the cost that would be required to create the data. In addition, the Company applies a limitation on the value it assigns per square mile on the data received. In determining the value of the services received, the Company considers the cost of such similar services that it could obtain from a third party provider.

•
Second, the Company determines the value of the license granted to the customer. Typically, the range of cash transactions by the Company for licenses of similar data during the prior six months are evaluated. In evaluating the range of cash transactions, the Company does not consider transactions that are disproportionately high or low.

Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Seismic data library additions	$2,716	$709
Revenue recognized on specific data licenses or selections of data	578	827
Revenue recognized related to acquisition contracts	57	1,268
Revenue recognized related to Solutions	—	20

Revenue from Solutions
Revenue from Solutions is recognized as the services for reproduction and delivery of seismic data are provided to customers.

Revenue from Data Acquisition
The Company generates revenue when it creates a new seismic survey that is initially licensed by one or more of its customers to use the resulting data. The payments for the initial licenses are sometimes referred to as underwriting or prefunding. Customers make periodic payments throughout the creation period, which generally correspond to costs incurred and work performed. These payments are non-refundable. The Company considers the contracts signed up to the time the Company makes a firm commitment to create the new seismic survey as underwriting. Any subsequent licensing of the data while it is in progress is considered a resale license (see “Revenue from Non-Exclusive Data Licenses”).
Underwriting revenue is recognized throughout the creation period using the proportional performance method based upon costs incurred and work performed to date as a percentage of total estimated costs and work required. Management believes that this method is the most reliable and representative measure of progress for its data creation projects. On average, the duration of the data creation process is approximately one year. Under these contracts, the Company creates new seismic data designed in conjunction with its customers and specifically suited to the geology of the area using the most appropriate technology available.
The Company outsources the substantial majority of the work required to complete data acquisition projects to third party contractors. The Company’s payments to these third party contractors comprise the substantial majority of the total estimated costs of the project and are paid throughout the creation period. A typical survey includes specific activities required to complete the survey, each of which has value to the customers. Typical activities, that often occur concurrently, include:

•	permitting for land access, mineral rights, and regulatory approval;

•	surveying;

•	drilling for the placement of energy sources;

•	recording the data in the field; and

•	processing the data.
The customers paying for the initial licenses receive legally enforceable rights to any resulting product of each activity described above. The customers also receive access to and use of the newly acquired, processed data.
The customers’ access to and use of the results of the work performed and of the newly acquired, processed data is governed by a license agreement, which is a separate agreement from the acquisition contract. The Company’s acquisition contracts require the customer either to have a license agreement in place or to execute one at the time the acquisition contract is signed. The Company maintains sole ownership of the newly acquired data, which is added to its library, and is free to license the data to other customers.
Revenue from Non-Exclusive Data Licenses
The Company recognizes a substantial portion of its revenue from licensing of data once it is available for delivery. These are sometimes referred to as resale licensing revenue, post-acquisition license sales or shelf sales.
These sales fall under the following four basic forms of non-exclusive license contracts.

•
Specific license contract—The customer licenses and selects data from the data library, including data currently in progress, at the time the contract is entered into and holds this license for a long-term period.

•
Library card license contract—The customer initially receives only access to data. The customer may then select specific data, from the collection of data to which it has access, to hold long-term under its license agreement. The length of the selection periods under the library card contracts is limited in time and varies from customer to customer.

•
Review and possession license contract—The customer obtains the right to review a certain quantity of data for a limited period of time. During the review period, the customer may select specific data from that available for review to hold long-term under its license agreement. Any data not selected for long-term licensing must be returned to the Company at the end of the review period.

•	Review only license contract—The customer obtains rights to review a certain quantity of data for a limited period of time, but does not obtain the right to select specific data to hold long-term.
The Company’s non-exclusive license contracts specify the following:

•	that all customers must also execute a master license agreement that governs the use of all data received under the Company’s non-exclusive license contracts;

•	the specific payment terms, generally ranging from 30 days to 12 months, and that such payments are non-cancelable and non-refundable;

•	the actual data that is accessible to the customer; and

•
that the data is licensed in its present form, where is and as is and the Company is under no obligation to make any enhancements, modifications or additions to the data unless specific terms to the contrary are included.

Revenue from the non-exclusive licensing of seismic data is recognized when the following criteria are met:

•	the Company has an arrangement with the customer that is validated by a signed contract;

•	the sales price is fixed and determinable;

•	collection is reasonably assured;

•	the customer has selected the specific data or the contract has expired without full selection;

•	the data is currently available for delivery; and

•	the license term has begun.
Copies of the data are available to the customer immediately upon request.
For licenses that have been invoiced for which payment is due or has been received, but have not met the aforementioned criteria, the revenue is deferred along with the related direct costs (primarily sales commissions). This normally occurs under the library card, review and possession or review only license contracts because the data selection may occur over time. Additionally, if the contract allows licensing of data that is not currently available or enhancements, modifications or additions to the data are required per the contract, revenue is deferred until such time that the data is available.

Revenue from Non-Monetary Exchanges
In certain cases, the Company will take ownership of a customer’s seismic data or revenue interest (collectively referred to as “data”) in exchange for a non-exclusive license to selected seismic data from the Company’s library and, in some cases, services provided by Solutions. In connection with specific data acquisition contracts, the Company may choose to receive both cash and ownership of seismic data from the customer as consideration for the underwriting of new data acquisition. In addition, the Company may receive advanced data processing services on selected existing data in exchange for a non-exclusive license to selected data from the Company’s library. These exchanges are referred to as non-monetary exchanges. A non-monetary exchange for data always complies with the following criteria:

•	the data license delivered is always distinct from the data received;

•	the customer forfeits ownership of its data; and

•	the Company retains ownership in its data.
In non-monetary exchange transactions, the Company records a data library asset for the seismic data received or processed at the time the contract is entered into or the data is completed, as applicable, and recognizes revenue on the transaction in equal value in accordance with its policy on revenue from data licenses, which is, when the data is selected by the customer, or revenue from data acquisition, as applicable, or as services are provided by Solutions. The data license to the customer is in the form of one of the four basic forms of contracts discussed above. These transactions are valued at the fair value of the data received or delivered, whichever is more readily determinable.
Fair value of the data exchanged is determined using a multi-step process as follows:

•
First, the Company considers the value of the data or services received from the customer. In determining the value of the data received, the Company considers the age, quality, current demand and future marketability of the data and, in the case of 3D seismic data, the cost that would be required to create the data. In addition, the Company applies a limitation on the value it assigns per square mile on the data received. In determining the value of the services received, the Company considers the cost of such similar services that it could obtain from a third party provider.

•
Second, the Company determines the value of the license granted to the customer. Typically, the range of cash transactions by the Company for licenses of similar data during the prior six months are evaluated. In evaluating the range of cash transactions, the Company does not consider transactions that are disproportionately high or low.

Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Seismic data library additions	$3,376	$10,215	$10,545
Revenue recognized on specific data licenses or selections of data	3,046	7,169	7,187
Revenue recognized related to acquisition contracts	5,452	2,274	2,677
Revenue recognized related to Solutions	20	71	—

Revenue from Solutions
Revenue from Solutions is recognized as the services for reproduction and delivery of seismic data are provided to customers.

Trade Receivables
The Company extends credit to various companies in the oil and gas industry for the licensing of seismic data, which results in a concentration of credit risk. This concentration of credit risk may be affected by changes in economic or other conditions and may accordingly impact the Company’s overall credit risk. However, management believes that the risk is mitigated by the number, size, reputation, and diversified nature of the companies to which they extend credit. Historical credit losses incurred on receivables by the Company have not been significant relative to sales. The Company determines the adequacy of its allowance for doubtful accounts based on a periodic review of specific receivables for which revenue has been recognized.
In certain transactions, the Company may permit a customer to make payments on receivables over a period of time. If such payments extend beyond one year from the transaction date, the Company discounts such receivable and recognizes interest income over the term of the payments.
The Company includes taxes, such as sales tax or goods and services tax, as required, on certain invoices to its customers in order to remit payment to applicable governmental authorities. Tax amounts charged to our customers are excluded from revenues.

Property and Equipment
Property and equipment consists primarily of computer equipment, leasehold improvements and furniture and fixtures stated at historical cost through February 13, 2007, at which time the Company adjusted its property and equipment to fair value in accordance with purchase accounting. Subsequent additions are stated at historical cost. Depreciation of property and equipment is calculated using the straight-line method over the estimated useful lives of the assets, the majority of which are three to five years. Leasehold improvements are amortized using the straight-line method over the shorter of their estimated useful lives or the term of the underlying lease.

Marketable Equity Securities
Management determines the appropriate classification of marketable securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company’s marketable securities are categorized as available-for-sale and are carried at fair value, with unrealized holding gains and losses, net of taxes, reflected in accumulated other comprehensive income included in stockholder’s equity until realized. Due to the Company having a full valuation allowance on its deferred tax asset, no income tax expense (benefit) was recognized and recorded to comprehensive income (loss) in the three years ended December 31, 2012. For the purpose of computing realized gains and losses, cost is identified on a specific identification basis.

Debt Issue Costs
Debt issue costs related to the Company’s senior notes and revolving credit facility are included in prepaid expenses, deferred charges and other assets in the consolidated balance sheets. Such costs are amortized over the scheduled maturities of the debt.

Goodwill and Other Intangible Assets
Goodwill is the excess of purchase price over the fair value of the net assets of acquired businesses. The Company does not amortize goodwill and indefinite-lived intangibles but, at least annually, evaluates whether goodwill and indefinite-lived intangibles are impaired. Goodwill is considered impaired if the carrying amount of the reporting unit exceeds its estimated fair value. The Company conducts a qualitative goodwill impairment assessment as of October 1 of each year by examining relevant events and circumstances which could have a negative impact on its goodwill such as macroeconomic conditions, industry and market conditions, cost factors that have a negative effect on earnings and cash flows, overall financial performance, and other relevant entity-specific events. If after assessing the totality of events or circumstances described above, the Company determines that it is more likely than not that the fair value of the reporting unit is less than its carrying amount, the two-step goodwill test is performed. The two-step goodwill impairment test is also performed whenever events or changes in circumstances indicate that the carrying value may not be recoverable. If it is necessary to perform an analysis to determine if the Company’s goodwill is impaired, the Company utilizes discounted cash flow analysis, which requires significant judgments and estimates about future operations, to develop the Company’s estimates of fair value.
The cost of intangible assets with determinable lives is amortized to reflect the pattern of economic benefits consumed, on a straight-line basis, over the estimated periods benefited, ranging from 6 to 10 years.

Income Taxes
The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recorded for the future income consequences of temporary differences between the financial reporting and income tax bases of assets and liabilities, and are measured using enacted tax rates and laws.
The Company regularly evaluates valuation allowances established for deferred tax assets for which future realization is uncertain. In assessing the realizability of deferred tax assets at December 31, 2012 and 2011, the Company considered whether it was more likely than not that some portion or all of the deferred tax assets would not be realized. The Company considers the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment.
The Company and all of its U.S. subsidiaries file a consolidated federal income tax return. The Company does not provide U.S. taxes on the undistributed earnings of its foreign subsidiaries whose earnings are intended to be permanently reinvested in foreign operations. At December 31, 2012, there were no accumulated net earnings of non-U.S. subsidiaries.

Foreign Currency Translation
For subsidiaries that have functional currency which is deemed to be other than the U.S. dollar, asset and liability accounts are translated at period-end exchange rates and revenue and expenses are translated at the current exchange rates as of the dates on which they are recognized. Resulting translation adjustments are included in accumulated other comprehensive income in stockholder's equity. Accumulated translation gains were $23.7 million and $20.8 million at December 31, 2012 and 2011, respectively. Cumulative translation adjustments are not adjusted for income taxes as they relate to indefinite investments in non-U.S. subsidiaries. Any gains or losses realized on transactions or monetary assets or liabilities in currencies other than the functional currency are included in net income (loss) in the current period.

Stock-Based Compensation		The Company measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award.
Employee Benefit Plans
The Company maintains savings plans in the United States and Canada that allow employees to contribute a portion of their compensation on a pre-tax and/or after-tax basis in accordance with specified guidelines. The Company matches a percentage of the employee contributions up to certain limits.

Recent Accounting Pronouncements
In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard was effective prospectively for the Company beginning January 1, 2013 and did not have an effect on its financial statements or financial statement disclosures.

In June 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-05, “Presentation of Comprehensive Income” requiring entities to report components of other comprehensive income in either a single continuous statement or in two separate but consecutive statements of net income and other comprehensive income. This ASU does not change the items that must be reported in comprehensive income, how these items are measured, or when these items must be classified to net income. The Company has provided the required financial reporting presentation pursuant to ASU 2011-05 herein.
In July 2012, the FASB issued ASU 2012-02, “Testing Indefinite-Lived Intangible Assets for Impairment.” The ASU was issued to simplify the testing of indefinite-lived intangible assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The standard permits an entity first to assess qualitative factors to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired as a basis for determining whether it is necessary to perform the quantitative impairment test in accordance with Accounting Standards Codification Subtopic 350-30, “Intangibles-Goodwill and Other-General Intangibles Other than Goodwill.” An entity will have an option not to calculate annually the fair value of an indefinite-lived intangible asset if the entity determines that it is not more likely than not that the asset is impaired. This ASU is effective for the Company beginning in fiscal year 2013. The Company does not expect the standard to have a significant impact on its financial statements or financial statement disclosures.
In February 2013, the FASB issued ASU 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income." This ASU does not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income ("AOCI") by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. This standard is effective prospectively for the Company beginning January 1, 2013. The Company is evaluating the effect, if any, the adoption of ASU 2013-02 will have on its consolidated financial statements.

Seismic Data Library
The Company’s seismic data library consists of seismic surveys that are offered for license to customers on a non-exclusive basis. Costs associated with creating, acquiring or purchasing the seismic data library are capitalized and amortized principally on the income forecast method subject to a straight-line amortization period of four years, applied on a quarterly basis at the individual survey level.
Costs of Seismic Data Library
For purchased seismic data, the Company capitalizes the purchase price of the acquired data.
For data received through a non-monetary exchange, the Company capitalizes an amount equal to the fair value of the data received by the Company or the fair value of the license granted to the customer, whichever is more readily determinable. See Note B – Revenue Recognition – Revenue from Non-Monetary Exchanges for discussion of the process used to determine fair value.
For newly created data, the capitalized costs include costs paid to third parties for the acquisition of data and related permitting, surveying and other activities associated with the data creation activity. In addition, the Company capitalizes certain internal costs related to processing the created data. Such costs include salaries and benefits of the Company’s processing personnel and certain other costs incurred for the benefit of the processing activity. The Company believes that the internal processing costs capitalized are not greater than, and generally are less than, those that would be incurred and capitalized if such activity were performed by a third party. Capitalized costs for internal data processing were $0.9 million and $0.6 million for the three months ended March 31, 2013 and 2012, respectively.
Data Library Amortization
The Company amortizes its seismic data library investment using the greater of the amortization that would result from the application of the income forecast method subject to a minimum amortization rate or a straight-line basis over the useful life of the data. With respect to each survey in the data library, the straight-line policy is applied from the time such survey is available for licensing to customers on a non-exclusive basis.
The Company applies the income forecast method by forecasting the ultimate revenue expected to be derived from a particular data library component over the estimated useful life of each survey comprising part of such component. This forecast is made by the Company annually and reviewed quarterly. If, during any such review, the Company determines that the ultimate revenue for a library component is expected to be significantly different than the original estimate of total revenue for such library component, the Company revises the amortization rate attributable to future revenue from each survey in such component. The lowest amortization rate the Company applies using the income forecast method is 70%. In addition, in connection with the forecast reviews and updates, the Company evaluates the recoverability of its seismic data library investment, and if required, records an impairment charge with respect to such investment. See discussion on “Seismic Data Library Impairment” below.
The actual aggregate rate of amortization depends on the specific seismic surveys licensed and selected by the Company’s customers during the period and the amount of straight-line amortization recorded. The income forecast amortization rates can vary by component and, as of April 1, 2013, is 70% for all components. For those seismic surveys which have been fully amortized, no amortization expense is required on revenue recorded.
The greater of the income forecast or straight-line amortization policy is applied quarterly on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the income forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. This requirement is applied regardless of future-year revenue estimates for the library component of which the survey is a part and does not consider the existence of deferred revenue with respect to the library component or to any survey.

Seismic Data Library Impairment
The Company evaluates its seismic data library investment by grouping individual surveys into components based on its operations and geological and geographical trends, resulting in the following data library segments for purposes of evaluating impairments: (I) North America 3D onshore comprised of the following components: (a) Texas Gulf Coast, (b) Eastern Texas, (c) Southern Louisiana/Mississippi, (d) Northern Louisiana, (e) Rocky Mountains, (f) Utica/Marcellus in Pennsylvania, Ohio and West Virginia, (g) Panhandle Plays in North Texas/Oklahoma, (h) other United States, (i) Montney in British Columbia and Alberta, (j) Horn River in British Columbia, (k) Cardium in Alberta and (l) other Canada; (II) United States 2D; (III) Canada 2D; (IV) Gulf of Mexico offshore; and (V) international data outside North America. The Company believes that these library components constitute the lowest levels of independently identifiable cash flows.
The Company evaluates its seismic data library investment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company considers the level of sales performance in each component compared to projected sales, as well as industry conditions, among others, to be key factors in determining when its seismic data investment should be evaluated for impairment. In evaluating sales performance of each component, the Company generally considers five consecutive quarters of actual performance below forecasted sales to be an indicator of potential impairment.
The impairment evaluation is based first on a comparison of the undiscounted future cash flows over each component’s remaining estimated useful life with the carrying value of each library component. If the undiscounted cash flows are equal to or greater than the carrying value of such component, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any component, the forecast of future cash flows related to such component is discounted to fair value and compared with such component’s carrying amount. The difference between the library component’s carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge.
For purposes of evaluating potential impairment losses, the Company estimates the future cash flows attributable to a library component by evaluating, among other factors, historical and recent revenue trends, oil and gas prospectivity in particular regions, general economic conditions affecting its customer base and expected changes in technology and other factors that the Company deems relevant. The cash flow estimates exclude expected future revenues attributable to non-monetary data exchanges and future data creation projects.
The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors, including those described in the preceding paragraph. Accordingly, if conditions change in the future, the Company may record impairment losses relative to its seismic data library investment, which could be material to any particular reporting period.
The Company did not have any impairment charges during the three months ended March 31, 2013 or 2012.

The Company’s seismic data library consists of seismic surveys that are offered for license to customers on a non-exclusive basis. Costs associated with creating, acquiring or purchasing the seismic data library are capitalized and amortized principally on the income forecast method subject to a straight-line amortization period of four years, applied on a quarterly basis at the individual survey level.
The following table sets forth a summary of the net book value of the Company’s seismic data library (in thousands):

	As of December 31,
	2012	2011
U.S. Onshore:
Unconventional 3D	$94,553	$43,106
Conventional 3D	8,628	21,166
Canadian:
Unconventional 3D	76,335	55,738
Conventional 3D	294	513
2D	126	171
U.S. Offshore	181	—
Total	$180,117	$120,694

At December 31, 2012 and 2011, approximately 26% and 34%, respectively, of the net book value of the seismic data library were projects in progress.
Costs of Seismic Data Library
For purchased seismic data, the Company capitalizes the purchase price of the acquired data.
For data received through a non-monetary exchange, the Company capitalizes an amount equal to the fair value of the data received by the Company or the fair value of the license granted to the customer, whichever is more readily determinable. See Note A for discussion of the process used to determine fair value.
For newly created data, the capitalized costs include costs paid to third parties for the acquisition of data and related permitting, surveying and other activities associated with the data creation activity. In addition, the Company capitalizes certain internal costs related to processing the created data. Such costs include salaries and benefits of the Company’s processing personnel and certain other costs incurred for the benefit of the processing activity. The Company believes that the internal processing costs capitalized are not greater than, and generally are less than, those that would be incurred and capitalized if such activity were performed by a third party. Capitalized costs for internal data processing were $3.0 million, $1.9 million and $1.6 million for the years ended December 31, 2012, 2011 and 2010, respectively.
Data Library Amortization
The Company amortizes its seismic data library investment using the greater of the amortization that would result from the application of the income forecast method subject to a minimum amortization rate or a straight-line basis over the useful life of the data. With respect to each survey in the data library, the straight-line policy is applied from the time such survey is available for licensing to customers on a non-exclusive basis.
The Company applies the income forecast method by forecasting the ultimate revenue expected to be derived from a particular data library component over the estimated useful life of each survey comprising part of such component. This forecast is made by the Company annually and reviewed quarterly. If, during any such review, the Company determines that the ultimate revenue for a library component is expected to be significantly different than the original estimate of total revenue for such library component, the Company revises the amortization rate attributable to future revenue from each survey in such component. The lowest amortization rate the Company applies using the income forecast method is 70%. In addition, in connection with the forecast reviews and updates, the Company evaluates the recoverability of its seismic data library investment, and if required, records an impairment charge with respect to such investment. See discussion on “Seismic Data Library Impairment” below.
Amortization expense totaled $132.8 million, $135.0 million and $167.8 million for the years ended December 31, 2012, 2011 and 2010, respectively. The actual aggregate rate of amortization as a percentage of total seismic revenue was 57%, 63% and 98% for the same periods, respectively. The actual aggregate rate of amortization depends on the specific seismic surveys licensed and selected by the Company’s customers during the period and the amount of straight-line amortization recorded. The income forecast amortization rates can vary by component and, as of January 1, 2013, the amortization rate utilized under the income forecast method is 70% for all components. Additionally, certain seismic surveys have been fully amortized; consequently, no amortization expense is required on revenue recorded for these seismic surveys.
The greater of the income forecast or straight-line amortization policy is applied quarterly on a cumulative basis at the individual survey level. Under this policy, the Company first records amortization using the income forecast method. The cumulative amortization recorded for each survey is then compared with the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. This requirement is applied regardless of future-year revenue estimates for the library component of which the survey is a part and does not consider the existence of deferred revenue with respect to the library component or to any survey.

Seismic Data Library Impairment
The Company evaluates its seismic data library investment by grouping individual surveys into components based on its operations and geological and geographical trends, resulting in the following data library segments for purposes of evaluating impairments: (I) North America 3D onshore comprised of the following components: (a) Texas Gulf Coast, (b) Eastern Texas, (c) Southern Louisiana/Mississippi, (d) Northern Louisiana, (e) Rocky Mountains, (f) Utica/Marcellus in Pennsylvania, Ohio and West Virginia, (g) Panhandle Plays in North Texas/Oklahoma, (h) other United States, (i) Montney in British Columbia and Alberta, (j) Horn River in British Columbia, (k) Cardium in Alberta and (l) other Canada; (II) United States 2D; (III) Canada 2D; (IV) Gulf of Mexico offshore; and (V) international data outside North America. The Company believes that these library components constitute the lowest levels of independently identifiable cash flows.
The Company evaluates its seismic data library investment for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company considers the level of sales performance in each component compared to projected sales, as well as industry conditions, among others, to be key factors in determining when its seismic data investment should be evaluated for impairment. In evaluating sales performance of each component, the Company generally considers five consecutive quarters of actual performance below forecasted sales to be an indicator of potential impairment.
The impairment evaluation is based first on a comparison of the undiscounted future cash flows over each component’s remaining estimated useful life with the carrying value of each library component. If the undiscounted cash flows are equal to or greater than the carrying value of such component, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any component, the forecast of future cash flows related to such component is discounted to fair value and compared with such component’s carrying amount. The difference between the library component’s carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge.
For purposes of evaluating potential impairment losses, the Company estimates the future cash flows attributable to a library component by evaluating, among other factors, historical and recent revenue trends, oil and gas prospectivity in particular regions, general economic conditions affecting its customer base and expected changes in technology and other factors that the Company deems relevant. The cash flow estimates exclude expected future revenues attributable to non-monetary data exchanges and future data creation projects.
The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors, including those described in the preceding paragraph. Accordingly, if conditions change in the future, the Company may record impairment losses relative to its seismic data library investment, which could be material to any particular reporting period.
The Company did not have any impairment charges during the three years ended December 31, 2012.

Basis of Presentation and Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenue Recognized From Non-Monetary Exchanges
Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Seismic data library additions	$2,716	$709
Revenue recognized on specific data licenses or selections of data	578	827
Revenue recognized related to acquisition contracts	57	1,268
Revenue recognized related to Solutions	—	20

The activity related to non-monetary exchanges was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Seismic data library additions	$3,376	$10,215	$10,545
Revenue recognized on specific data licenses or selections of data	3,046	7,169	7,187
Revenue recognized related to acquisition contracts	5,452	2,274	2,677
Revenue recognized related to Solutions	20	71	—

Revenue Recognition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
Revenue Recognized From Non-Monetary Exchanges
Due to the Company’s revenue recognition policies, revenue recognized on non-monetary exchange transactions may not occur at the same time the seismic data acquired is recorded as an asset. The activity related to non-monetary exchanges was as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Seismic data library additions	$2,716	$709
Revenue recognized on specific data licenses or selections of data	578	827
Revenue recognized related to acquisition contracts	57	1,268
Revenue recognized related to Solutions	—	20

The activity related to non-monetary exchanges was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Seismic data library additions	$3,376	$10,215	$10,545
Revenue recognized on specific data licenses or selections of data	3,046	7,169	7,187
Revenue recognized related to acquisition contracts	5,452	2,274	2,677
Revenue recognized related to Solutions	20	71	—

Seismic Data Library (Tables)	12 Months Ended
Dec. 31, 2012
Seismic Data Library [Abstract]
Summary of the net book value of the Company’s seismic data library
The following table sets forth a summary of the net book value of the Company’s seismic data library (in thousands):

	As of December 31,
	2012	2011
U.S. Onshore:
Unconventional 3D	$94,553	$43,106
Conventional 3D	8,628	21,166
Canadian:
Unconventional 3D	76,335	55,738
Conventional 3D	294	513
2D	126	171
U.S. Offshore	181	—
Total	$180,117	$120,694

Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	December 31,
	2012	2011
Balance beginning of year	$205,838	$208,050
Translation adjustments	2,182	(2,212)
Balance end of year	$208,020	$205,838

Summary of the Company’s intangible assets other than goodwill
The following is a summary of the Company’s intangible assets other than goodwill (in thousands):

	Weighted Average Amortization Period	December 31, 2012	December 31, 2011
Amortized intangible assets:
Cost:
Favorable facility lease	6 years	$—	$1,752
Customer relationships	10 years	44,669	44,397
Internally developed software	7 years	9,346	9,143
		54,015	55,292
Accumulated Amortization:
Favorable facility lease	6 years	—	(1,367)
Customer relationships	10 years	(26,243)	(21,644)
Internally developed software	7 years	(7,844)	(6,367)
		(34,087)	(29,378)
Net book value		19,928	25,914
Indefinite-lived intangible assets:
Trade names		900	900
Total intangible assets at net book value		$20,828	$26,814

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	Income (loss) before income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
U.S.	$22,020	$330	$(53,038)
Foreign	21,812	2,278	(14,387)
	$43,832	$2,608	$(67,425)

The provision (benefit) for income taxes
The provision (benefit) for income taxes is comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$342	$—	$—
State	1,093	(713)	—
Foreign	4,125	1,394	45
	5,560	681	45
Deferred:
Federal	—	(1)	(369)
State	(28)	270	1
Foreign	1,250	(558)	(3,685)
	1,222	(289)	(4,053)
Tax provision (benefit):
Federal	342	(1)	(369)
State	1,065	(443)	1
Foreign	5,375	836	(3,640)
	$6,782	$392	$(4,008)

The differences between the U.S. Federal income taxes computed at the statutory rate (35%) and the Company's income taxes for financial reporting purposes
The differences between the U.S. Federal income taxes computed at the statutory rate (35%) and the Company's income taxes for financial reporting purposes are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Statutory Federal income tax	$15,341	$913	$(23,599)
Change in unrecognized tax benefits	189	235	83
State income tax, less Federal benefit	128	(193)	—
Foreign investment in U.S. property	1,094	—	—
Tax difference on foreign earnings	(2,258)	(245)	949
Change in foreign taxes	2	156	64
Canadian withholding tax	(30)	26	45
Change in valuation allowance	(7,666)	(513)	18,050
Tax credits	(401)	(366)	(384)
Non-deductible expenses	342	280	233
Other, net	41	99	551
Income tax provision (benefit)	$6,782	$392	$(4,008)

The components of the net deferred income tax asset (liability)
The components of the net deferred income tax asset (liability) reflected in the Company's consolidated balance sheets at December 31, 2012 and 2011 were as follows (in thousands):

	Deferred Tax Assets (Liabilities)
	December 31,
	2012	2011
Deferred tax assets:
Deferred revenue	$1,044	$2,158
Depreciation and amortization	19,378	18,941
Alternative minimum tax credit carryforward	2,124	1,782
Net operating loss carryforwards	75,873	84,413
Research and development tax credit carryforward	1,078	1,055
Accrued expenses and other	8,572	8,349
Total deferred tax assets	108,069	116,698

Deferred tax liabilities:
Depreciation and amortization	(2,791)	(973)
Intangible assets	(6,595)	(8,315)
Unrealized gain on marketable securities	—	(92)
Deferred expenses and other	(577)	(571)
Total deferred tax liabilities	(9,963)	(9,951)

Valuation allowance:
Beginning balance	(108,066)	(107,490)
Decrease (increase) during the period	7,574	(576)
Total valuation allowance	(100,492)	(108,066)

Net deferred tax liability	$(2,386)	$(1,319)

Deferred income taxes have been classified in the Consolidated Balance Sheet as:
Deferred income tax asset	$84	$56
Deferred income tax liability	(2,470)	(1,375)
Net deferred income tax liability	$(2,386)	$(1,319)

A reconciliation of the beginning and ending gross unrecognized tax benefits
A reconciliation of the beginning and ending gross unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Balance at beginning of year	$6,016	$6,151	$5,545
Additions based on prior year tax positions	—	—	310
Foreign currency translation	134	(135)	296
Balance at end of year	$6,150	$6,016	$6,151

Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt Instruments
The following is a summary of the Company’s debt (in thousands):

	March 31, 2013	December 31, 2012
9½% Senior Notes	$250,000	$—
9.75% Senior Notes	—	275,000
Credit Facility	—	—
Note payable to former executive	12	29
	$250,012	$275,029
The following is a summary of the Company’s debt (in thousands):

	December 31,
	2012	2011
9.75% Senior Notes	$275,000	$275,000
Credit Facility	—	—
Note payable to former executive	29	95
	$275,029	$275,095

Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of future minimum lease payments
Future minimum lease payments for the five years subsequent to December 31, 2012, thereafter and in the aggregate are as follows (in thousands):

	Capital Leases	Operating Leases
2013	$446	$1,010
2014	446	696
2015	430	672
2016	412	471
2017	440	53
Thereafter	1,970	—
Total minimum lease payments	4,144	$2,902
Less amount representing interest	(1,031)
Present value of net minimum lease payments	$3,113

Stock-Based Comp (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation assumptions used in the option valuation models
The assumptions used in the option valuation models are outlined in the following table:

	Year Ended December 31,
	2012	2011	2010
Weighted average grant date fair value per share	$95.25	$123.29	$47.15
Weighted average assumptions used:
Expected volatility	45%	45%	45%
Expected life (in years)	6.47	6.50	6.63
Risk-free interest rate	1.70%	2.36%	3.23%
Expected dividend yield	—%	—%	—%
The assumptions used in the model are outlined in the following table:

	Prior to Re-pricing	After Re-pricing
Weighted average grant date fair value per share	$21.43	$36.74
Weighted average assumptions used:
Expected volatility	45%	45%
Expected life (in years)	5.97	4.97
Risk free interest rate	3.01%	2.60%
Expected dividend yield	—%	—%

Stock option activity
The following table summarizes stock option activity during the years ended December 31, 2012, 2011 and 2010 (shares in thousands):

	Year Ended		Year Ended		Year Ended
	December 31, 2012		December 31, 2011		December 31, 2010
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding at beginning of period	84	$193.91	91	$193.13	92	$392.07
Granted	45	$258.37	1	$258.37	91	$193.13
Exercised	—	$—	(8)	$193.13	—	$—
Cancelled	—	$—	—	$—	(91)	$392.09
Forfeited	—	$—	—	$—	(1)	$389.42
Outstanding at end of period(1)	129	$216.62	84	$193.91	91	$193.13
Options exercisable at end of period(2)	80	$193.29	76	$193.13	62	$193.13
Available for grant at end of period	15		12		13

(1)	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.

(2)	Exercisable stock options at December 31, 2012 have a weighted average remaining contractual term of 4.4 years.

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets Measured at Fair Value on a Recurring Basis
The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At March 31, 2013:
Cash equivalents	$25,397	$25,397	$—	$—
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—

The Company’s assets that are measured at fair value on a recurring basis include the following (in thousands):

		Fair Value Measurements Using
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
At December 31, 2012:
Cash equivalents	$61,272	$61,272	$—	$—
At December 31, 2011:
Cash equivalents	$74,421	$74,421	$—	$—
Investment in stock options related to equity securities	262	—	262	—

Statement of Cash Flow Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of Noncash or Part Noncash Acquisitions
The Company had non-cash additions to its seismic data library comprised of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Non-monetary exchanges related to resale licensing revenue	$324	$709
Completion of data in progress from prior non-monetary exchanges	2,392	—
Total non-cash additions to seismic data library	$2,716	$709

The Company had non-cash additions to its seismic data library comprised of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Non-monetary exchanges related to resale licensing revenue	$1,554	$7,609	$4,000
Non-monetary exchanges from underwriting of new data acquisition	4,122	2,687	3,222
Other non-monetary exchanges	—	98	124
Completion of data in progress from prior non-monetary exchanges	142	—	3,199
Less: Non-monetary exchanges for data in progress	(2,442)	(179)	—
Total non-cash additions to seismic data library	$3,376	$10,215	$10,545

Schedule of Non-Cash Revenue
Non-cash revenue consisted of the following for the periods indicated (in thousands):

	Three Months Ended March 31,
	2013	2012
Acquisition revenue on underwriting from non-monetary exchange contracts	$57	$1,268
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	578	827
Solutions revenue recognized from non-monetary exchange contracts	—	20
Total non-cash revenue	$635	$2,115

Non-cash revenue consisted of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition revenue on underwriting from non-monetary exchange contracts	$5,452	$2,274	$2,677
Licensing revenue from specific data licenses and selections on non-monetary exchange contracts	3,046	7,169	7,187
Solutions revenue recognized from non-monetary exchange contracts	20	71	—
Total non-cash revenue	$8,518	$9,514	$9,864

Industry Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Geographic information for the periods
Geographic information for the periods presented was as follows (in thousands):

	United States	Canada	Total
Year Ended December 31, 2012
Revenue	$157,381	$83,077	$240,458
Assets (1)	102,212	82,723	184,935
Year Ended December 31, 2011
Revenue	$152,792	$65,216	$218,008
Assets (1)	65,156	60,577	125,733
Year Ended December 31, 2010
Revenue	$129,888	$45,668	$175,556
Assets (1)	76,121	35,429	111,550

(1)Assets include net seismic data library and net property and equipment.

Revenue by type of service for the periods
Revenue by type of service for the periods presented was as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisition and licensing of seismic data	$234,785	$213,656	$171,778
Reproduction and delivery of seismic data and other services	5,673	4,352	3,778
Total revenue	$240,458	$218,008	$175,556

Supplemental Guarantors Consolidating Condensed Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Guarantors Consolidating Condensed Financial Information [Abstract]
Schedule of Condensed Balance Sheet
CONSOLIDATING CONDENSED BALANCE SHEET
As of March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$25,308	$236	$—	$25,544
Receivables
Trade, net	—	27,026	16,569	—	43,595
Notes and other, net	—	33	2,068	—	2,101
Due from Seitel Holdings, Inc.	—	1,120	—	—	1,120
Intercompany receivables (payables)	26,878	437	(27,315)	—	—
Investment in subsidiaries	344,582	434,764	1,587	(780,933)	—
Net seismic data library	—	114,478	82,743	—	197,221
Net property and equipment	—	2,003	2,648	—	4,651
Prepaid expenses, deferred charges and other	7,376	3,047	617	—	11,040
Intangible assets, net	900	12,447	5,908	—	19,255
Goodwill	—	107,688	98,286	—	205,974
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$379,736	$728,435	$183,347	$(780,933)	$510,585
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$720	$37,613	$14,789	$—	$53,122
Income taxes payable	403	569	—	—	972
Senior Notes	250,000	—	—	—	250,000
Notes payable	12	—	—	—	12
Obligations under capital leases	—	73	2,917	—	2,990
Deferred revenue	—	46,681	4,667	—	51,348
Deferred income taxes	—	—	2,896	—	2,896
TOTAL LIABILITIES	251,135	84,936	25,269	—	361,340
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,998	—	—	—	398,998
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(270,397)	(121,253)	(19,484)	140,737	(270,397)
Accumulated other comprehensive income	—	—	20,644	—	20,644
TOTAL STOCKHOLDER’S EQUITY	128,601	643,499	158,078	(780,933)	149,245
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$379,736	$728,435	$183,347	$(780,933)	$510,585

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$60,533	$1,358	$—	$61,891
Receivables
Trade, net	—	43,806	17,389	—	61,195
Notes and other, net	—	9	2,134	—	2,143
Due from Seitel Holdings, Inc.	—	874	—	—	874
Intercompany receivables (payables)	75,688	(49,827)	(25,861)	—	—
Investment in subsidiaries	332,819	432,870	1,590	(767,279)	—
Net seismic data library	—	100,087	80,030	—	180,117
Net property and equipment	—	2,125	2,693	—	4,818
Prepaid expenses, deferred charges and other	2,644	5,122	3,008	—	10,774
Intangible assets, net	900	13,250	6,678	—	20,828
Goodwill	—	107,688	100,332	—	208,020
Deferred income taxes	—	84	—	—	84
TOTAL ASSETS	$412,051	$716,621	$189,351	$(767,279)	$550,744
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,049	$38,179	$14,555	$—	$62,783
Income taxes payable	336	900	2,898	—	4,134
Senior Notes	275,000	—	—	—	275,000
Notes payable	29	—	—	—	29
Obligations under capital leases	—	81	3,032	—	3,113
Deferred revenue	—	45,320	7,537	—	52,857
Deferred income taxes	—	—	2,470	—	2,470
TOTAL LIABILITIES	285,414	84,480	30,492	—	400,386
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,772	—	—	—	398,772
Parent investment	—	764,752	156,918	(921,670)	—
Retained deficit	(272,135)	(132,611)	(21,780)	154,391	(272,135)
Accumulated other comprehensive income	—	—	23,721	—	23,721
TOTAL STOCKHOLDER’S EQUITY	126,637	632,141	158,859	(767,279)	150,358
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$412,051	$716,621	$189,351	$(767,279)	$550,744

CONSOLIDATING CONDENSED BALANCE SHEET
As of December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
ASSETS
Cash and cash equivalents	$—	$61,612	$13,282	$—	$74,894
Receivables
Trade, net	—	32,129	19,177	—	51,306
Notes and other, net	520	1,606	2,196	—	4,322
Due from Seitel Holdings, Inc.	—	861	—	—	861
Intercompany receivables (payables)	95,955	(78,614)	(17,341)	—	—
Investment in subsidiaries	272,268	416,322	1,448	(690,038)	—
Net seismic data library	—	63,259	57,435	—	120,694
Net property and equipment	—	1,897	3,142	—	5,039
Investment in marketable securities	—	262	—	—	262
Prepaid expenses, deferred charges and other	4,409	5,078	757	—	10,244
Intangible assets, net	900	16,462	9,452	—	26,814
Goodwill	—	107,688	98,150	—	205,838
Deferred income taxes	—	56	—	—	56
TOTAL ASSETS	$374,052	$628,618	$187,698	$(690,038)	$500,330
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	$10,050	$23,563	$26,937	$—	$60,550
Income taxes payable	81	—	1,383	—	1,464
Senior Notes	275,000	—	—	—	275,000
Notes payable	95	—	—	—	95
Obligations under capital leases	—	—	3,161	—	3,161
Deferred revenue	—	33,340	15,505	—	48,845
Deferred income taxes	—	—	1,375	—	1,375
TOTAL LIABILITIES	285,226	56,903	48,361	—	390,490
STOCKHOLDER’S EQUITY
Common stock	—	—	—	—	—
Additional paid-in capital	398,011	—	—	—	398,011
Parent investment	—	764,752	156,913	(921,665)	—
Retained deficit	(309,185)	(193,299)	(38,328)	231,627	(309,185)
Accumulated other comprehensive income	—	262	20,752	—	21,014
TOTAL STOCKHOLDER’S EQUITY	88,826	571,715	139,337	(690,038)	109,840
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$374,052	$628,618	$187,698	$(690,038)	$500,330

Schedule of Condensed Income Statement
CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$33,120	$18,575	$(344)	$51,351
EXPENSES:
Depreciation and amortization	—	18,009	11,329	—	29,338
Cost of sales	—	38	1	—	39
Selling, general and administrative	285	4,463	2,983	(344)	7,387
	285	22,510	14,313	(344)	36,764
INCOME (LOSS) FROM OPERATIONS	(285)	10,610	4,262	—	14,587
Interest expense, net	(7,831)	(1,065)	(419)	—	(9,315)
Foreign currency exchange losses	—	—	(647)	—	(647)
Loss on early extinguishment of debt	(1,504)	—	—	—	(1,504)
Other income	—	1	—	—	1
Income (loss) before income taxes and equity in income of subsidiaries	(9,620)	9,546	3,196	—	3,122
Provision for income taxes	—	484	900	—	1,384
Equity in income of subsidiaries	11,358	2,296	—	(13,654)	—
NET INCOME	$1,738	$11,358	$2,296	$(13,654)	$1,738

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$1,738	$11,358	$2,296	$(13,654)	$1,738
Foreign currency translation adjustments	—	—	(3,077)	—	(3,077)
Comprehensive income (loss)	$1,738	$11,358	$(781)	$(13,654)	$(1,339)

CONSOLIDATING CONDENSED STATEMENT OF INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$39,128	$33,764	$(345)	$72,547
EXPENSES:
Depreciation and amortization	—	20,848	18,536	—	39,384
Cost of sales	—	86	11	—	97
Selling, general and administrative	253	5,016	3,168	(345)	8,092
	253	25,950	21,715	(345)	47,573
INCOME (LOSS) FROM OPERATIONS	(253)	13,178	12,049	—	24,974
Interest expense, net	(2,246)	(4,710)	(263)	—	(7,219)
Foreign currency exchange gains	—	—	411	—	411
Other income	1	80	—	—	81
Income (loss) before income taxes and equity in income of subsidiaries	(2,498)	8,548	12,197	—	18,247
Provision for income taxes	—	260	3,281	—	3,541
Equity in income of subsidiaries	17,204	8,916	—	(26,120)	—
NET INCOME	$14,706	$17,204	$8,916	$(26,120)	$14,706
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$14,706	$17,204	$8,916	$(26,120)	$14,706
Unrealized gains on securities held as available for sale, net of tax	—	85	—	—	85
Foreign currency translation adjustments	—	—	2,556	—	2,556
Comprehensive income	$14,706	$17,289	$11,472	$(26,120)	$17,347

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$157,324	$84,435	$(1,301)	$240,458
EXPENSES:
Depreciation and amortization	—	88,724	51,030	—	139,754
Cost of sales	—	446	18	—	464
Selling, general and administrative	2,117	17,607	10,665	(1,301)	29,088
	2,117	106,777	61,713	(1,301)	169,306
INCOME (LOSS) FROM OPERATIONS	(2,117)	50,547	22,722	—	71,152
Interest expense, net	(21,542)	(6,015)	(1,454)	—	(29,011)
Foreign currency exchange gains (losses)	—	(4)	685	—	681
Gain on sale of marketable securities	—	230	—	—	230
Other income	21	759	—	—	780
Income (loss) before income taxes and equity in income of subsidiaries	(23,638)	45,517	21,953	—	43,832
Provision for income taxes	—	1,377	5,405	—	6,782
Equity in income of subsidiaries	60,688	16,548	—	(77,236)	—
NET INCOME	$37,050	$60,688	$16,548	$(77,236)	$37,050

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$37,050	$60,688	$16,548	$(77,236)	$37,050
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(32)	—	—	(32)
Less: Reclassification adjustment for realized gains included in earnings	—	(230)	—	—	(230)
Foreign currency translation adjustments	—	—	2,969	—	2,969
Comprehensive income	$37,050	$60,426	$19,517	$(77,236)	$39,757

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$152,759	$66,644	$(1,395)	$218,008
EXPENSES:
Depreciation and amortization	—	92,106	50,857	—	142,963
Cost of sales	—	88	12	—	100
Selling, general and administrative	1,503	19,626	11,915	(1,395)	31,649
	1,503	111,820	62,784	(1,395)	174,712
INCOME (LOSS) FROM OPERATIONS	(1,503)	40,939	3,860	—	43,296
Interest expense, net	(14,124)	(19,805)	(838)	—	(34,767)
Foreign currency exchange gains (losses)	—	4	(730)	—	(726)
Loss on early extinguishment of debt	(7,912)	—	—	—	(7,912)
Gain on sale of marketable securities	—	2,467	—	—	2,467
Other income	4	67	179	—	250
Income (loss) before income taxes and equity in income of subsidiaries	(23,535)	23,672	2,471	—	2,608
Provision (benefit) for income taxes	—	(418)	810	—	392
Equity in income of subsidiaries	25,751	1,661	—	(27,412)	—
NET INCOME	$2,216	$25,751	$1,661	$(27,412)	$2,216
CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE INCOME (LOSS)
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net income	$2,216	$25,751	$1,661	$(27,412)	$2,216
Unrealized losses on securities held as available for sale, net of tax:
Unrealized net holding losses arising during the period	—	(373)	—	—	(373)
Less: Reclassification adjustment for realized gains included in earnings	—	(2,467)	—	—	(2,467)
Foreign currency translation adjustments	—	(1)	(3,036)	—	(3,037)
Comprehensive income (loss)	$2,216	$22,910	$(1,375)	$(27,412)	$(3,661)

CONSOLIDATING CONDENSED STATEMENT OF OPERATIONS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
REVENUE	$—	$131,417	$47,892	$(3,753)	$175,556
EXPENSES:
Depreciation and amortization	—	126,593	48,999	—	175,592
Cost of sales	—	87	10	—	97
Selling, general and administrative	3,219	19,612	12,753	(3,753)	31,831
	3,219	146,292	61,762	(3,753)	207,520
LOSS FROM OPERATIONS	(3,219)	(14,875)	(13,870)	—	(31,964)
Interest expense, net	(20,115)	(20,173)	(248)	—	(40,536)
Foreign currency exchange gains	—	24	417	—	441
Gain on sale of marketable securities	—	4,188	—	—	4,188
Other income	2	319	125	—	446
Loss before income taxes and equity in loss of subsidiaries	(23,332)	(30,517)	(13,576)	—	(67,425)
Benefit for income taxes	—	(328)	(3,680)	—	(4,008)
Equity in loss of subsidiaries	(40,085)	(9,896)	—	49,981	—
NET LOSS	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)

CONSOLIDATING CONDENSED STATEMENT OF COMPREHENSIVE LOSS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Net loss	$(63,417)	$(40,085)	$(9,896)	$49,981	$(63,417)
Unrealized gains on securities held as available for sale, net of tax:
Unrealized net holding gains arising during the period	—	4,117	—	—	4,117
Less: Reclassification adjustment for realized gains included in earnings	—	(4,188)	—	—	(4,188)
Foreign currency translation adjustments	—	1	6,947	—	6,948
Comprehensive loss	$(63,417)	$(40,155)	$(2,949)	$49,981	$(56,540)

Schedule of Condensed Cash Flow Statement
CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2013
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(17,861)	$42,050	$11,223	$—	$35,412
Cash flows from investing activities:
Cash invested in seismic data	—	(27,629)	(12,503)	—	(40,132)
Cash paid to acquire property, equipment and other	—	(192)	(144)	—	(336)
Advances to Seitel Holdings, Inc.	—	(246)	—	—	(246)
Net cash used in investing activities	—	(28,067)	(12,647)	—	(40,714)
Cash flows from financing activities:
Issuance of 9½% Senior Notes	250,000	—	—	—	250,000
Repayment of 9.75% Senior Notes	(275,000)	—	—	—	(275,000)
Principal payments on notes payable	(17)	—	—	—	(17)
Principal payments on capital lease obligations	—	(8)	(54)	—	(62)
Costs of debt transactions	(5,822)	—	—	—	(5,822)
Intercompany transfers	48,700	(49,200)	500	—	—
Net cash provided by (used in) financing activities	17,861	(49,208)	446	—	(30,901)
Effect of exchange rate changes	—	—	(144)	—	(144)
Net decrease in cash and cash equivalents	—	(35,225)	(1,122)	—	(36,347)
Cash and cash equivalents at beginning of period	—	60,533	1,358	—	61,891
Cash and cash equivalents at end of period	$—	$25,308	$236	$—	$25,544

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Three Months Ended March 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(13,179)	$27,843	$30,418	$—	$45,082
Cash flows from investing activities:
Cash invested in seismic data	—	(19,645)	(36,775)	—	(56,420)
Cash paid to acquire property, equipment and other	—	(201)	(49)	—	(250)
Advances to Seitel Holdings, Inc.	—	(4)	—	—	(4)
Net cash used in investing activities	—	(19,850)	(36,824)	—	(56,674)
Cash flows from financing activities:
Principal payments on notes payable	(16)	—	—	—	(16)
Principal payments on capital lease obligations	—	—	(42)	—	(42)
Intercompany transfers	13,195	(13,195)	—	—	—
Net cash provided by (used in) financing activities	13,179	(13,195)	(42)	—	(58)
Effect of exchange rate changes	—	—	171	—	171
Net decrease in cash and cash equivalents	—	(5,202)	(6,277)	—	(11,479)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$56,410	$7,005	$—	$63,415

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2012
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(27,325)	$133,731	$65,075	$—	$171,481
Cash flows from investing activities:
Cash invested in seismic data	—	(100,280)	(82,964)	—	(183,244)
Cash paid to acquire property, equipment and other	—	(1,278)	(144)	—	(1,422)
Net proceeds from sale of marketable securities	—	230	—	—	230
Cash from sale of property, equipment and other	—	90	—	—	90
Advances to Seitel Holdings, Inc.	—	(13)	—	—	(13)
Net cash used in investing activities	—	(101,251)	(83,108)	—	(184,359)
Cash flows from financing activities:
Principal payments on notes payable	(66)	—	—	—	(66)
Principal payments on capital lease obligations	—	(14)	(198)	—	(212)
Intercompany transfers	27,391	(33,541)	6,150	—	—
Net cash provided by (used in) financing activities	27,325	(33,555)	5,952	—	(278)
Effect of exchange rate changes	—	(4)	157	—	153
Net decrease in cash and cash equivalents	—	(1,079)	(11,924)	—	(13,003)
Cash and cash equivalents at beginning of period	—	61,612	13,282	—	74,894
Cash and cash equivalents at end of period	$—	$60,533	$1,358	$—	$61,891

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2011
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,324)	$120,404	$45,743	$—	$126,823
Cash flows from investing activities:
Cash invested in seismic data	—	(68,145)	(58,834)	—	(126,979)
Cash paid to acquire property, equipment and other	—	(1,856)	(265)	—	(2,121)
Net proceeds from sale of marketable securities	—	2,467	—	—	2,467
Cash from sale of property, equipment and other	—	121	1	—	122
Advances to Seitel Holdings, Inc.	—	(755)	—	—	(755)
Repayment from Seitel Holdings, Inc.	—	50	—	—	50
Net cash used in investing activities	—	(68,118)	(59,098)	—	(127,216)
Cash flows from financing activities:
Contributed capital	125,000	—	—	—	125,000
Repayment of 9.75% Senior Notes	(131,094)	—	—	—	(131,094)
Repayment of 11.75% Senior Notes	(2,000)	—	—	—	(2,000)
Principal payments on notes payable	(59)	—	—	—	(59)
Principal payments on capital lease obligations	—	—	(164)	—	(164)
Borrowings on line of credit	—	—	737	—	737
Payments on line of credit	—	—	(737)	—	(737)
Costs of debt and equity transactions	(6,268)	—	(70)	—	(6,338)
Intercompany transfers	53,745	(65,745)	12,000	—	—
Net cash provided by (used in) financing activities	39,324	(65,745)	11,766	—	(14,655)
Effect of exchange rate changes	—	3	(32)	—	(29)
Net decrease in cash and cash equivalents	—	(13,456)	(1,621)	—	(15,077)
Cash and cash equivalents at beginning of period	—	75,068	14,903	—	89,971
Cash and cash equivalents at end of period	$—	$61,612	$13,282	$—	$74,894

CONSOLIDATING CONDENSED STATEMENT OF CASH FLOWS
For the Year Ended December 31, 2010
(In thousands)

	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Eliminations	Consolidated Total
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$(39,719)	$115,561	$33,038	$—	$108,880
Cash flows from investing activities:
Cash invested in seismic data	—	(33,287)	(16,178)	—	(49,465)
Cash paid to acquire property, equipment and other	—	(380)	(147)	—	(527)
Net proceeds from sale of marketable securities	—	4,188	—	—	4,188
Cash from sale of property, equipment and other	—	86	—	—	86
Advances to Seitel Holdings, Inc.	—	(9)	—	—	(9)
Return of capital from subsidiary	—	4,501	(4,501)	—	—
Net cash used in investing activities	—	(24,901)	(20,826)	—	(45,727)
Cash flows from financing activities:
Principal payments on notes payable	(54)	—	—	—	(54)
Principal payments on capital lease obligations	—	—	(146)	—	(146)
Borrowings on line of credit	—	—	10	—	10
Payments on line of credit	—	—	(10)	—	(10)
Costs of debt and equity transactions	(65)	—	—	—	(65)
Intercompany transfers	39,838	(39,838)	—	—	—
Net cash provided by (used in) financing activities	39,719	(39,838)	(146)	—	(265)
Effect of exchange rate changes	—	25	788	—	813
Net decrease in cash and cash equivalents	—	50,847	12,854	—	63,701
Cash and cash equivalents at beginning of period	—	24,221	2,049	—	26,270
Cash and cash equivalents at end of period	$—	$75,068	$14,903	$—	$89,971

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Summary of the unaudited quarterly results of operations
The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011:

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands)
2012
Revenue	$72,547	$46,028	$51,556	$70,327
Operating income	24,974	8,335	8,904	28,939
Net income	14,706	1,270	1,129	19,945

	Quarter Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands)
2011
Revenue	$59,496	$35,545	$52,208	$70,759
Operating income	9,501	4,335	10,506	18,954
Net income (loss)	511	(5,026)	(5,111)	11,842

Basis of Presentation and Significant Accounting Policies (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Minimum [Member]
Revenue from External Customer [Line Items]
Payment terms of non-exclusive license contracts	30 days	30 days
Maximum [Member]
Revenue from External Customer [Line Items]
Payment terms of non-exclusive license contracts	12 months	12 months

Basis of Presentation and Significant Accounting Policies - The activity related to non-monetary exchanges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonmonetary Transaction [Line Items]
Additions to seismic data library	$ 2,716	$ 709	$ 3,376	$ 10,215	$ 10,545
Non-cash revenue	635	2,115	8,518	9,514	9,864
Seismic Data Library [Member]
Nonmonetary Transaction [Line Items]
Additions to seismic data library	2,716	709	3,376	10,215	10,545
Specific Data Licenses or Selections of Data [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	578	827	3,046	7,169	7,187
Acquisition Contracts [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	57	1,268	5,452	2,274	2,677
Solutions [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	$ 0	$ 20	$ 20	$ 71	$ 0

Basis of Presentation and Significant Accounting Policies - Concentration Risks (Details) (Customer Concentration Risk [Member], Sales [Member])	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011 customer	Dec. 31, 2010 customer
Customer Concentration Risk [Member] | Sales [Member]
Product Information [Line Items]
Customers at benchmark (in customers)	0	1	0
Concentration risk, percentage	10.00%	11.00%	10.00%

Basis of Presentation and Significant Accounting Policies - Property and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation expense	$ 1.1	$ 2.2	$ 2.1

Basis of Presentation and Significant Accounting Policies - Marketable Equity Securities (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net proceeds from sale of marketable securities			$ 230,000	$ 2,467,000	$ 4,188,000
Unrealized gains on marketable securities				$ 300,000

Basis of Presentation and Significant Accounting Policies - Debt Issue Costs (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Unamortized debt issue costs	$ 2.4	$ 4.4

Basis of Presentation and Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2012
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Usefule life of finite-lived intangible assets	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Usefule life of finite-lived intangible assets	6 years

Basis of Presentation and Significant Accounting Policies - Foreign Currency Translation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated translation gains			$ 23,700,000	$ 20,800,000
Foreign currency exchange gains (losses)	$ (647,000)	$ 411,000	$ 681,000	$ (726,000)	$ 441,000

Basis of Presentation and Significant Accounting Policies - Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Savings plan expense	$ 0.5	$ 0.5	$ 0.4

Revenue Recognition (Revenue from Non-Exclusive Data Licenses) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Minimum [Member]
Revenue from External Customer [Line Items]
Payment terms of non-exclusive license contracts	30 days	30 days
Maximum [Member]
Revenue from External Customer [Line Items]
Payment terms of non-exclusive license contracts	12 months	12 months

Revenue Recognition (Revenue from Non-Monetary Exchanges) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonmonetary Transaction [Line Items]
Seismic data library additions	$ 2,716	$ 709	$ 3,376	$ 10,215	$ 10,545
Revenue recognized	635	2,115	8,518	9,514	9,864
Specific Data Licenses or Selections of Data [Member]
Nonmonetary Transaction [Line Items]
Revenue recognized	578	827	3,046	7,169	7,187
Acquisition Contracts [Member]
Nonmonetary Transaction [Line Items]
Revenue recognized	57	1,268	5,452	2,274	2,677
Solutions [Member]
Nonmonetary Transaction [Line Items]
Revenue recognized	0	20	20	71	0
Seismic Data Library [Member]
Nonmonetary Transaction [Line Items]
Seismic data library additions	$ 2,716	$ 709	$ 3,376	$ 10,215	$ 10,545

Seismic Data Library (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 01, 2013	Jan. 01, 2013
Seismic Data Library [Abstract]
Straight-line amortization period	4 years		4 years
Net book value of seismic data library, projects in progress			26.00%	34.00%
Internal data processing costs capitalized	$ 900,000	$ 600,000	$ 3,000,000	$ 1,900,000	$ 1,600,000
Lowest amortization rate using the income forecast method	70.00%		70.00%
Amortization of seismic data library			132,800,000	135,000,000	167,800,000
Amortization as percentage of seismic revenue, rate			57.00%	63.00%	98.00%
Actual aggregate rate of amortization						70.00%	70.00%
Asset impairment charges	$ 0	$ 0	$ 0	$ 0	$ 0

Seismic Data Library - Summary of the net book value of the Company’s seismic data library (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets Held and Used [Line Items]
Net seismic data library	$ 197,221	$ 180,117	$ 120,694
U.S. Offshore [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		181	0
Unconvential 3D [Member] | U.S. Onshore [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		94,553	43,106
Unconvential 3D [Member] | Canada [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		76,335	55,738
Conventional 3D [Member] | U.S. Onshore [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		8,628	21,166
Conventional 3D [Member] | Canada [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		294	513
2D [Member] | Canada [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		$ 126	$ 171

Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Averge Useful Life
Weighted average amortization period	9 years 5 months 24 days
Amortization Expense
Amortization expense for the Company's intangibles	$ 6.2	$ 6.1	$ 6
Estimated Amortization Expense
Estimated future amortization expense, 2013	5.8
Estimated future amortization expense, 2014	4.6
Estimated future amortization expense, 2015	4.5
Estimated future amortization expense, 2016	4.5
Estimated future amortization expense, 2017	$ 0.5

Goodwill and Other Intangibles - Changes in the carrying amount of goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Balance beginning of year	$ 205,838	$ 208,050	$ 205,974
Translation adjustments	2,182	(2,212)
Balance end of year	$ 208,020	$ 205,838	$ 205,974

Goodwill and Other Intangibles - Summary of the Company’s intangible assets other than goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	9 years 5 months 24 days
Finite-lived intangible assets, gross	$ 54,015		$ 55,292
Accumulated amortization, finite-lived intangible assets	(34,087)	(35,214)	(29,378)
Net book value	19,928		25,914
Total intangible assets at net book value	20,828	19,255	26,814
Favorable Facility Lease [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	6 years
Finite-lived intangible assets, gross	0		1,752
Accumulated amortization, finite-lived intangible assets	0		(1,367)
Customer Relationships [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	10 years
Finite-lived intangible assets, gross	44,669		44,397
Accumulated amortization, finite-lived intangible assets	(26,243)		(21,644)
Internally Developed Software [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Weighted average amortization period	7 years
Finite-lived intangible assets, gross	9,346		9,143
Accumulated amortization, finite-lived intangible assets	(7,844)		(6,367)
Trade Names [Member]
Schedule of Finite and Indefinite Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets	$ 900		$ 900

Income Taxes (Details)	12 Months Ended							1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Internal Revenue Service (IRS) [Member] USD ($)	Dec. 31, 2012 State and Local Jurisdiction [Member] USD ($)	Dec. 31, 2012 Foreign Tax Authority [Member] CAD	Dec. 31, 2012 Alternative Minimum Tax Credit Carryforward [Member] USD ($)	May 31, 2011 Olympic [Member] Canada [Member] CAD	Sep. 30, 2011 Olympic [Member] Canada [Member] CAD	Dec. 31, 2012 Net Operating Loss Carryforwards Deferred Tax Asset [Member] USD ($)	Dec. 31, 2011 Net Operating Loss Carryforwards Deferred Tax Asset [Member] USD ($)	Dec. 31, 2012 State Deferred Tax Assets [Member] USD ($)
Income Tax Examination [Line Items]
Decrease (increase) during the period	$ 7,574,000	$ (576,000)								$ 8,200,000	$ (600,000)	$ (600,000)
Federal net operating loss				199,000,000	2,800,000	300,000
AMT credit carryforward							2,100,000
Payments for income tax penalties								7,600,000	100,000
Unrecognized tax benefits would impact the effective income tax rate if recognized in future periods	6,200,000
Deferred income taxes	5,900,000
Unrecognized tax benefits, accrued interest	700,000	500,000
Unrecognized tax benefits, accrued penalties	1,000,000	1,000,000
Interest and penalties on unrecognized tax benefits	$ 200,000	$ 200,000	$ (200,000)

Income Taxes - Income (loss) before income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S.			$ 22,020	$ 330	$ (53,038)
Foreign			21,812	2,278	(14,387)
Income (loss) before income taxes	$ 3,122	$ 18,247	$ 43,832	$ 2,608	$ (67,425)

Income Taxes - The provision (benefit) for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Current Federal Tax Expense (Benefit)			$ 342	$ 0	$ 0
State			1,093	(713)	0
Foreign			4,125	1,394	45
Current income tax provision (benefit)			5,560	681	45
Deferred:
Federal			0	(1)	(369)
State			(28)	270	1
Foreign			1,250	(558)	(3,685)
Deferred income tax provision (benefit)	523	1,065	1,222	(289)	(4,053)
Tax provision (benefit):
Federal			342	(1)	(369)
State			1,065	(443)	1
Foreign			5,375	836	(3,640)
Income tax provision (benefit)			$ 6,782	$ 392	$ (4,008)

Income Taxes - The differences between the U.S. Federal income taxes computed at the statutory rate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Statutory income tax rate	35.00%	35.00%	35.00%
Statutory Federal income tax	$ 15,341	$ 913	$ (23,599)
Change in unrecognized tax benefits	189	235	83
State income tax, less Federal benefit	128	(193)	0
Income Tax Reconciliation, Foreign Investment in U.S. Property	1,094	0	0
Tax difference on foreign earnings	(2,258)	(245)	949
Change in foreign taxes	2	156	64
Canadian withholding tax	(30)	26	45
Change in valuation allowance	(7,666)	(513)	18,050
Tax credits	(401)	(366)	(384)
Non-deductible expenses	342	280	233
Other, net	41	99	551
Income tax provision (benefit)	$ 6,782	$ 392	$ (4,008)

Income Taxes - The components of the net deferred income tax asset (liability) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Deferred tax assets:
Deferred revenue	$ 1,044	$ 2,158
Depreciation and amortization	19,378	18,941
Alternative minimum tax credit carryforward	2,124	1,782
Net operating loss carryforwards	75,873	84,413
Research and development tax credit carryforward	1,078	1,055
Accrued expenses and other	8,572	8,349
Total deferred tax assets	108,069	116,698
Deferred tax liabilities:
Depreciation and amortization	(2,791)	(973)
Intangible assets	(6,595)	(8,315)
Unrealized gain on marketable securities	0	(92)
Deferred expenses and other	(577)	(571)
Total deferred tax liabilities	(9,963)	(9,951)
Valuation allowance:
Beginning balance	(108,066)	(107,490)
Decrease (increase) during the period	7,574	(576)
Total valuation allowance	(100,492)	(108,066)
Deferred income taxes	84	56	84
Deferred income tax liability	(2,470)	(1,375)	(2,896)
Deferred income tax liability	$ (2,386)	$ (1,319)

Income Taxes - A reconciliation of the beginning and ending gross unrecognized tax benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 6,016	$ 6,151	$ 5,545
Additions based on prior year tax positions	0	0	310
Foreign currency translation	134	(135)	296
Balance at end of year	$ 6,150	$ 6,016	$ 6,151

Debt (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended							3 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 20, 2013	Mar. 31, 2013	May 25, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Olympic [Member]	Dec. 31, 2012 Olympic [Member]	May 25, 2011 Canadian Lender [Member]	Mar. 31, 2013 9½% Senior Notes [Member]	Dec. 31, 2012 9½% Senior Notes [Member]	Mar. 31, 2013 9.75% Senior Notes [Member]	Dec. 31, 2012 9.75% Senior Notes [Member]	Dec. 31, 2011 9.75% Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 20, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 20, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Jul. 02, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member] 9.75% Senior Notes [Member]	Feb. 14, 2007 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2013 Notes Payable, Other Payables [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Mar. 31, 2013 Debt Instrument, Redemption, Period One [Member] Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 31, 2013 Debt Instrument, Redemption, Period Two [Member] Senior Notes [Member] 9½% Senior Notes [Member]	Dec. 31, 2012 Debt Instrument, Redemption, Period Two [Member] Senior Notes [Member] 9½% Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes		$ 250,000,000		$ 250,000,000		$ 275,000,000	$ 275,000,000					$ 250,000,000	$ 0	$ 0	$ 275,000,000	$ 275,000,000
9.75% Senior Unsecured Notes
Credit Facility		0		0		0	0
Notes payable to former executive		12,000		12,000		29,000	95,000
Debt		250,012,000		250,012,000		275,029,000	275,095,000
Loss on early extinguishment of debt				1,504,000	0	0	7,912,000	0													1,500,000	7,900,000
Accrued interest payable																						10,100,000	10,100,000
Call premium																													35.00%
Senior Notes																		250,000,000	275,000,000				275,000,000			400,000,000
Debt Instrument, Redemption Price, Percentage																			100.00%	104.88%									109.50%	101.00%	101.00%
Repayments of Senior Debt, Cash on Hand	29,800,000
Interest rate of senior notes																	9.50%	9.50%			9.75%	9.75%	9.75%	9.75%	9.75%	9.75%
Debt Instrument, Repurchase Amount																				125,000,000
Credit Facility
Maximum borrowing capacity			30,000,000								5,000,000
Expiration date of credit facility		May 25, 2016	Nov 15, 2013
Percent of present and future assets and equity used as guarantee									65.00%	65.00%
Line of Credit Facility, Commitment Fee Percentage						0.50%
Notes Payable to Former Executive
Monthly payment of non-interest bearing note																											6,000	6,000
Aggregate Maturities
Aggregate maturites of debt, 2013						29,000
Aggregate maturites of debt, 2014						275,000,000
Interest				$ 18,253,000	$ 13,475,000	$ 27,099,000	$ 37,981,000	$ 39,440,000											$ 4,800,000
Debt Instrument, Covenant Requirements Not Met, Interest Rate Increase, Period One																	0.25
Debt Instrument, Covenant Requirements Not Met, Interest Rate Increase, Period Two																	0.25
Debt Instrument, Interest Rate Increase																	1
Debt Instrument, Covenant Requirements Not Met, Period of Interest Rate Increase, Period One																	90 days
Debt Instrument, Covenant Requirements Not Met, Period of Interest Rate Increase, Period Two																	90 days

Lease Obligations (Details)	0 Months Ended	12 Months Ended
	Apr. 30, 2002	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2012 Property and Equipment [Member] USD ($)	Dec. 31, 2011 Property and Equipment [Member] USD ($)
Schedule of Capital and Operating Leased Assets [Line Items]
Assets recorded under capital lease obligations						$ 3,800,000	$ 3,700,000
Accumulated depreciation related to assets under capital lease obligations						1,500,000	1,200,000
Operating lease rent expense		1,800,000	1,700,000	1,700,000
Sublease income from operating leases		300,000	299,000	325,000
Term of capital lease (in years)	20 years
Future minimum payments due under capital leases in years 11-15					409,500
Future minimum payments due under capital leases in years 16-20					452,340

Lease Obligations - Schedule of future minimum lease payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Capital Leases
Capital Leases, 2013	$ 446
Capital Leases, 2014	446
Capital Leases, 2015	430
Capital Leases, 2016	412
Capital Leases, 2017	440
Capital Leases, Thereafter	1,970
Total minimum lease payments	4,144
Less amount representing interest	(1,031)
Present value of net minimum lease payments	3,113
Operating Leases
Operating Leases, 2013	1,010
Operating Leases, 2014	696
Operating Leases, 2015	672
Operating Leases, 2016	471
Operating Leases, 2017	53
Operating Leases, Thereafter	0
Total minimum lease payments	$ 2,902

Stock-Based Comp (Details) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Selling, General and Administrative Expenses [Member]	Dec. 31, 2011 Selling, General and Administrative Expenses [Member]	Dec. 31, 2010 Selling, General and Administrative Expenses [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Nonvested Awards, Contingent Event Vesting [Member]	Dec. 31, 2012 Stock Options [Member] Nonvested Awards, Time-based Vesting [Member]	Dec. 31, 2012 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member]	Apr. 30, 2008 2008 Restricted Stock and Restricted Stock Unit Plan [Member] Restricted Stock Units (RSUs) [Member] Common Stock [Member]	Dec. 31, 2012 2007 Option Plan [Member] Stock Options [Member]	Feb. 14, 2007 2007 Option Plan [Member] Stock Options [Member]	Dec. 31, 2012 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2007 through 2010 and 2012 [Member]	Dec. 31, 2010 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2007 through 2010 and 2012 [Member]	Dec. 31, 2012 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2011 [Member]	Dec. 31, 2011 2007 Option Plan [Member] Stock Options [Member] Grant Date Anniversary for Issuances in 2011 [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member]	May 31, 2012 2012 Option Plan [Member] Stock Options [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Tranch 1, Service Performance Condition of 5 Years [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Grant Date Anniversary [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Tranch 2, Market Performance Condition of 2 times Event [Member]	Dec. 31, 2012 2012 Option Plan [Member] Stock Options [Member] Tranch 3, Market Performance Condition of 2 point 5 times Event [Member]	May 31, 2010 2010 Stock Options Plan Modification [Member] Stock Options [Member]	Dec. 31, 2012 2010 Stock Options Plan Modification [Member] Stock Options [Member]	May 31, 2010 2010 Stock Options Plan Modification [Member] Stock Options [Member] Director [Member] employee	May 31, 2010 2010 Stock Options Plan Modification [Member] Stock Options [Member] Director, Non-employee [Member] employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost						$ 0.8	$ 0.5	$ 3.2																				$ 0.9
Number of shares available to purchase from options															25,000		105,200						48,605
Vesting period												30 days						4 years		5 years		5 years
Exercised												106	221	241
Shares avaialable for grant under plan at the end of the period	15,000		12,000	13,000								22,659				9,859						5,105
Vesting percentage																			25.00%		20.00%			33.33%	20.00%	33.33%	33.33%
Expiration Period																10 years						10 years
Plan modification, exercise price (in dollars per share)																												$ 193.13
Plan modification, number of employees affected																														16	2
Plan modification, outstanding stock options as of modification date	129,000	[1]	84,000	91,000	92,000																							86,135
Plan modification, incremental compensation cost																												1.3
Plan modification, remaining incremental cost not yet recognized																													0.4
Future compensation cost related to non-vested options not yet recognized									$ 3.8	$ 2.4	$ 1.4
Non-vested options, period for recognition											3 years 6 months

[1]	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.

Stock-Based Comp - Stock-based comp assumptions used (Details) (USD $)	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average grant date fair value per share	$ 21.43	$ 36.74	$ 95.25	$ 123.29	$ 47.15
Weighted average assumptions used:
Expected volatility	45.00%	45.00%	45.00%	45.00%	45.00%
Expected life (in years)	5 years 11 months 19 days	4 years 11 months 19 days	6 years 5 months 19 days	6 years 6 months	6 years 7 months 17 days
Risk-free interest rate	3.01%	2.60%	1.70%	2.36%	3.23%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%

Stock-Based Comp - Stock option activity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Options
Outstanding at beginning of period, Options	84		91	92
Granted, Options	45		1	91
Exercised, Options	0		(8)	0
Cancelled, Options	0		0	(91)
Forfeited, Options	0		0	(1)
Outstanding at end of period, Options	129	[1]	84	91
Weighted Average Exercise Price
Outstanding at beginning of period, Weighted Average Exercise Price	$ 193.91		$ 193.13	$ 392.07
Granted, Weighted Average Exercise Price	$ 258.37		$ 258.37	$ 193.13
Exercised, Weighted Average Exercise Price	$ 0		$ 193.13	$ 0
Cancelled, Weighted Average Exercise Price	$ 0		$ 0	$ 392.09
Forfeited, Weighted Average Exercise Price	$ 0		$ 0	$ 389.42
Outstanding at end of period, Weighted Average Exercise Price	$ 216.62	[1]	$ 193.91	$ 193.13
Stock option activity, additional disclosure
Options exercisable at end of period, Options	80	[2]	76	62
Options exercisable at end of period, Weighted Average Exercise Price	$ 193.29	[2]	$ 193.13	$ 193.13
Available for grant at end of period	15		12	13
Stock options outstanding, weighted average remaining contractual term	6 years 2 months 17 days
Exercisable stock options, weighted average remaining contractual term	4 years 4 months 26 days

[1]	Stock options outstanding at December 31, 2012 have a weighted average remaining contractual term of 6.2 years.
[2]	Exercisable stock options at December 31, 2012 have a weighted average remaining contractual term of 4.4 years.

Shareholder's Equity (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2011	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Jul. 02, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member] 9.75% Senior Notes [Member]	Feb. 14, 2007 Senior Notes [Member] 9.75% Senior Notes [Member]
Shareholders' Equity [Line Items]
Minority interest purchase price	$ 125,000,000
Contributed capital	125,000,000			0	125,000,000	0
Issuance Costs	4,900,000
Amount redeemed of senior notes											$ 125,000,000
Interest rate of senior notes							9.75%	9.75%	9.75%	9.75%		9.75%	9.75%

Fair Value Measurements (Details) (Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	$ 25,397	$ 61,272	$ 74,421
Investment in stock options related to equity securities			262
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	25,397	61,272	74,421
Investment in stock options related to equity securities			0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Investment in stock options related to equity securities			262
Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	0	0	0
Investment in stock options related to equity securities			$ 0

Fair Value Measurements - (Other Financial Instruments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock Options [Member]	Mar. 31, 2013 Fair Value [Member]	Dec. 31, 2012 Fair Value [Member]	Dec. 31, 2011 Fair Value [Member]	Mar. 31, 2013 Book Value [Member]	Dec. 31, 2012 Book Value [Member]	Dec. 31, 2011 Book Value [Member]	Mar. 31, 2013 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Mar. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2010 Senior Notes [Member] 9.75% Senior Notes [Member]	Feb. 14, 2007 Senior Notes [Member] 9.75% Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member] 9.75% Senior Notes [Member] Fair Value [Member]	Dec. 31, 2011 Senior Notes [Member] 9.75% Senior Notes [Member] Fair Value [Member]	Mar. 31, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 20, 2013 Senior Notes [Member] 9½% Senior Notes [Member]	Mar. 31, 2013 Senior Notes [Member] 9½% Senior Notes [Member] Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Gross realized gains, sale proceeds	$ 0.2
Interest rate of senior notes								9.75%	9.75%	9.75%	9.75%	9.75%	9.75%			9.50%	9.50%
Notes Payable, Fair Value Disclosure		$ 251.3	$ 274.6	$ 273	$ 250	$ 275	$ 275.1							$ 274.6	$ 272.9			$ 251.3

Related Party Transactions (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Advances to Seitel Holdings, Inc.	$ 246,000	$ 4,000	$ 13,000	$ 755,000	$ 9,000
Repayment from Seitel Holdings, Inc.	0	0	0	50,000	0
Due from Seitel Holdings, Inc.	1,120,000		874,000	861,000
Seitel Holdings, Inc. [Member]
Related Party Transaction [Line Items]
Advances to Seitel Holdings, Inc.			13,000	755,000	9,000
Repayment from Seitel Holdings, Inc.				50,000
Due from Seitel Holdings, Inc.			874,000	861,000
Wandoo Energy LLC [Member]
Related Party Transaction [Line Items]
Cost method investment, ownership percentage			20.00%
Proceeds from cash dividends			552,000	67,000	40,000
Proceeds from reimbursement					133,000
Texoz E&P, Inc. [Member]
Related Party Transaction [Line Items]
Proceeds from licensing agreement				$ 335,000

Statement of Cash Flow Information (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2013 Seismic Operations Bonds [Member] USD ($)	Dec. 31, 2012 Seismic Operations Bonds [Member] USD ($)	Dec. 31, 2011 Seismic Operations Bonds [Member] USD ($)	Mar. 31, 2013 Cash Posted As Security Against Company Issued Credit Cards for Olympic [Member] CAD	Dec. 31, 2012 Cash Posted As Security Against Company Issued Credit Cards for Olympic [Member] CAD	Dec. 31, 2011 Cash Posted As Security Against Company Issued Credit Cards for Olympic [Member] CAD
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents				$ 651,000	$ 651,000	$ 122,000	125,000	125,000	125,000
Income taxes paid	3,200,000	8,100,000	15,000
Income tax refunds	$ 1,000,000	$ 100,000	$ 68,000

Statement of Cash Flow Information (Non-Cash Additions and Non-Cash Revenue) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonmonetary Transaction [Line Items]
Non-monetary exchanges related to resale licensing revenue	$ 324	$ 709	$ 1,554	$ 7,609	$ 4,000
Non-monetary exchanges from underwriting of new data acquisition			4,122	2,687	3,222
Other non-monetary exchanges			0	98	124
Completion of data in progress from prior non-monetary exchanges	2,392	0	142	0	3,199
Less: Non-monetary exchanges for data in progress			(2,442)	(179)	0
Total non-cash additions to seismic data library	2,716	709	3,376	10,215	10,545
Non-cash revenue	635	2,115	8,518	9,514	9,864
Underwriting [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	57	1,268	5,452	2,274	2,677
Specific Data Licenses and Selections [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	578	827	3,046	7,169	7,187
Solutions [Member]
Nonmonetary Transaction [Line Items]
Non-cash revenue	$ 0	$ 20	$ 20	$ 71	$ 0

Industry Segments - Geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Segment		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of Operating Segments												1
Revenue	$ 51,351	$ 70,327		$ 51,556	$ 46,028	$ 72,547	$ 70,759		$ 52,208	$ 35,545	$ 59,496	$ 240,458		$ 218,008		$ 175,556
Assets (1)		184,935	[1]				125,733	[1]				184,935	[1]	125,733	[1]	111,550	[1]
United States [Member]
Segment Reporting Information [Line Items]
Revenue												157,381		152,792		129,888
Assets (1)		102,212	[1]				65,156	[1]				102,212	[1]	65,156	[1]	76,121	[1]
Canada [Member]
Segment Reporting Information [Line Items]
Revenue												83,077		65,216		45,668
Assets (1)		$ 82,723	[1]				$ 60,577	[1]				$ 82,723	[1]	$ 60,577	[1]	$ 35,429	[1]

[1]	Assets include net seismic data library and net property and equipment.

Industry Segments - Revenue by type of service (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 category	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Number of Revenue Categories by Type of Service										2
Revenue	$ 51,351	$ 70,327	$ 51,556	$ 46,028	$ 72,547	$ 70,759	$ 52,208	$ 35,545	$ 59,496	$ 240,458	$ 218,008	$ 175,556
Acquisition and Licensing of Seismic Data [Member]
Revenue from External Customer [Line Items]
Revenue										234,785	213,656	171,778
Reproduction and Delivery of Seismic Data and Other Services [Member]
Revenue from External Customer [Line Items]
Revenue										$ 5,673	$ 4,352	$ 3,778

Supplemental Guarantors Consolidating Condensed Financial Information - (Narrative) (Details) (Senior Notes [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 20, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 14, 2007
9.75% Senior Notes [Member]
Interest rate of senior notes	9.75%		9.75%	9.75%	9.75%	9.75%	9.75%
Principal amount		$ 275	$ 275				$ 400
9½% Senior Notes [Member]
Interest rate of senior notes	9.50%	9.50%
Principal amount		$ 250

Supplemental Guarantors Consolidating Condensed Financial Information - (Balance Sheet) (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 25,544,000	$ 61,891,000	$ 63,415,000	$ 74,894,000	$ 89,971,000	$ 26,270,000
Receivables
Trade, net	43,595,000	61,195,000		51,306,000
Notes and other, net	2,101,000	2,143,000		4,322,000
Due from Seitel Holdings, Inc.	1,120,000	874,000		861,000
Intercompany receivables (payables)	0	0		0
Investment in subsidiaries	0	0		0
Net seismic data library	197,221,000	180,117,000		120,694,000
Net property and equipment	4,651,000	4,818,000		5,039,000
Investment in marketable securities		0		262,000
Prepaid expenses, deferred charges and other	11,040,000	10,774,000		10,244,000
Intangible assets, net	19,255,000	20,828,000		26,814,000
Goodwill	205,974,000	208,020,000		205,838,000	208,050,000
Deferred income taxes	84,000	84,000		56,000
TOTAL ASSETS	510,585,000	550,744,000		500,330,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	53,122,000	62,783,000		60,550,000
Income taxes payable	972,000	4,134,000		1,464,000
Senior Notes	250,000,000	275,000,000		275,000,000
Notes payable	12,000	29,000		95,000
Obligations under capital leases	2,990,000	3,113,000		3,161,000
Deferred revenue	51,348,000	52,857,000		48,845,000
Deferred income taxes	2,896,000	2,470,000		1,375,000
TOTAL LIABILITIES	361,340,000	400,386,000		390,490,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	398,998,000	398,772,000		398,011,000
Parent investment	0	0		0
Retained deficit	(270,397,000)	(272,135,000)		(309,185,000)
Accumulated other comprehensive income	20,644,000	23,721,000		21,014,000
TOTAL STOCKHOLDER’S EQUITY	149,245,000	150,358,000		109,840,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	510,585,000	550,744,000		500,330,000
Parent [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Receivables
Trade, net	0	0		0
Notes and other, net	0	0		520,000
Due from Seitel Holdings, Inc.	0	0		0
Intercompany receivables (payables)	26,878,000	75,688,000		95,955,000
Investment in subsidiaries	344,582,000	332,819,000		272,268,000
Net seismic data library	0	0		0
Net property and equipment	0	0		0
Investment in marketable securities				0
Prepaid expenses, deferred charges and other	7,376,000	2,644,000		4,409,000
Intangible assets, net	900,000	900,000		900,000
Goodwill	0	0		0
Deferred income taxes	0	0		0
TOTAL ASSETS	379,736,000	412,051,000		374,052,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	720,000	10,049,000		10,050,000
Income taxes payable	403,000	336,000		81,000
Senior Notes	250,000,000	275,000,000		275,000,000
Notes payable	12,000	29,000		95,000
Obligations under capital leases	0	0		0
Deferred revenue	0	0		0
Deferred income taxes	0	0		0
TOTAL LIABILITIES	251,135,000	285,414,000		285,226,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	398,998,000	398,772,000		398,011,000
Parent investment	0	0		0
Retained deficit	(270,397,000)	(272,135,000)		(309,185,000)
Accumulated other comprehensive income	0	0		0
TOTAL STOCKHOLDER’S EQUITY	128,601,000	126,637,000		88,826,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	379,736,000	412,051,000		374,052,000
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	25,308,000	60,533,000	56,410,000	61,612,000	75,068,000	24,221,000
Receivables
Trade, net	27,026,000	43,806,000		32,129,000
Notes and other, net	33,000	9,000		1,606,000
Due from Seitel Holdings, Inc.	1,120,000	874,000		861,000
Intercompany receivables (payables)	437,000	(49,827,000)		(78,614,000)
Investment in subsidiaries	434,764,000	432,870,000		416,322,000
Net seismic data library	114,478,000	100,087,000		63,259,000
Net property and equipment	2,003,000	2,125,000		1,897,000
Investment in marketable securities				262,000
Prepaid expenses, deferred charges and other	3,047,000	5,122,000		5,078,000
Intangible assets, net	12,447,000	13,250,000		16,462,000
Goodwill	107,688,000	107,688,000		107,688,000
Deferred income taxes	84,000	84,000		56,000
TOTAL ASSETS	728,435,000	716,621,000		628,618,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	37,613,000	38,179,000		23,563,000
Income taxes payable	569,000	900,000		0
Senior Notes	0	0		0
Notes payable	0	0		0
Obligations under capital leases	73,000	81,000		0
Deferred revenue	46,681,000	45,320,000		33,340,000
Deferred income taxes	0	0		0
TOTAL LIABILITIES	84,936,000	84,480,000		56,903,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	0	0		0
Parent investment	764,752,000	764,752,000		764,752,000
Retained deficit	(121,253,000)	(132,611,000)		(193,299,000)
Accumulated other comprehensive income	0	0		262,000
TOTAL STOCKHOLDER’S EQUITY	643,499,000	632,141,000		571,715,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	728,435,000	716,621,000		628,618,000
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	236,000	1,358,000	7,005,000	13,282,000	14,903,000	2,049,000
Receivables
Trade, net	16,569,000	17,389,000		19,177,000
Notes and other, net	2,068,000	2,134,000		2,196,000
Due from Seitel Holdings, Inc.	0	0		0
Intercompany receivables (payables)	(27,315,000)	(25,861,000)		(17,341,000)
Investment in subsidiaries	1,587,000	1,590,000		1,448,000
Net seismic data library	82,743,000	80,030,000		57,435,000
Net property and equipment	2,648,000	2,693,000		3,142,000
Investment in marketable securities				0
Prepaid expenses, deferred charges and other	617,000	3,008,000		757,000
Intangible assets, net	5,908,000	6,678,000		9,452,000
Goodwill	98,286,000	100,332,000		98,150,000
Deferred income taxes	0	0		0
TOTAL ASSETS	183,347,000	189,351,000		187,698,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	14,789,000	14,555,000		26,937,000
Income taxes payable	0	2,898,000		1,383,000
Senior Notes	0	0		0
Notes payable	0	0		0
Obligations under capital leases	2,917,000	3,032,000		3,161,000
Deferred revenue	4,667,000	7,537,000		15,505,000
Deferred income taxes	2,896,000	2,470,000		1,375,000
TOTAL LIABILITIES	25,269,000	30,492,000		48,361,000
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	0	0		0
Parent investment	156,918,000	156,918,000		156,913,000
Retained deficit	(19,484,000)	(21,780,000)		(38,328,000)
Accumulated other comprehensive income	20,644,000	23,721,000		20,752,000
TOTAL STOCKHOLDER’S EQUITY	158,078,000	158,859,000		139,337,000
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	183,347,000	189,351,000		187,698,000
Consolidating Eliminations [Member]
ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Receivables
Trade, net	0	0		0
Notes and other, net	0	0		0
Due from Seitel Holdings, Inc.	0	0		0
Intercompany receivables (payables)	0	0		0
Investment in subsidiaries	(780,933,000)	(767,279,000)		(690,038,000)
Net seismic data library	0	0		0
Net property and equipment	0	0		0
Investment in marketable securities				0
Prepaid expenses, deferred charges and other	0	0		0
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
TOTAL ASSETS	(780,933,000)	(767,279,000)		(690,038,000)
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable and accrued liabilities	0	0		0
Income taxes payable	0	0		0
Senior Notes	0	0		0
Notes payable	0	0		0
Obligations under capital leases	0	0		0
Deferred revenue	0	0		0
Deferred income taxes	0	0		0
TOTAL LIABILITIES	0	0		0
STOCKHOLDER’S EQUITY
Common stock	0	0		0
Additional paid-in capital	0	0		0
Parent investment	(921,670,000)	(921,670,000)		(921,665,000)
Retained deficit	140,737,000	154,391,000		231,627,000
Accumulated other comprehensive income	0	0		0
TOTAL STOCKHOLDER’S EQUITY	(780,933,000)	(767,279,000)		(690,038,000)
TOTAL LIABILITIES AND STOCKHOLDER’S EQUITY	$ (780,933,000)	$ (767,279,000)		$ (690,038,000)

Supplemental Guarantors Consolidating Condensed Financial Information - (Statement of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
REVENUE	$ 51,351	$ 70,327	$ 51,556	$ 46,028	$ 72,547	$ 70,759	$ 52,208	$ 35,545	$ 59,496	$ 240,458	$ 218,008	$ 175,556
EXPENSES:
Depreciation and amortization	29,338				39,384					139,754	142,963	175,592
Cost of sales	39				97					464	100	97
Selling, general and administrative	7,387				8,092					29,088	31,649	31,831
Total operating expenses	36,764				47,573					169,306	174,712	207,520
INCOME (LOSS) FROM OPERATIONS	14,587	28,939	8,904	8,335	24,974	18,954	10,506	4,335	9,501	71,152	43,296	(31,964)
Interest expense, net	(9,315)				(7,219)					(29,011)	(34,767)	(40,536)
Foreign currency exchange gains (losses)	(647)				411					681	(726)	441
Loss on early extinguishment of debt	(1,504)				0					0	(7,912)	0
Gain on sale of marketable securities										230	2,467	4,188
Other income	1				81					780	250	446
Income (loss) before income taxes	3,122				18,247					43,832	2,608	(67,425)
Provision (benefit) for income taxes	1,384				3,541					6,782	392	(4,008)
Equity in income of subsidiaries	0				0					0	0	0
NET INCOME (LOSS)	1,738	19,945	1,129	1,270	14,706	11,842	(5,111)	(5,026)	511	37,050	2,216	(63,417)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	0				0					0	0	0
EXPENSES:
Depreciation and amortization	0				0					0	0	0
Cost of sales	0				0					0	0	0
Selling, general and administrative	285				253					2,117	1,503	3,219
Total operating expenses	285				253					2,117	1,503	3,219
INCOME (LOSS) FROM OPERATIONS	(285)				(253)					(2,117)	(1,503)	(3,219)
Interest expense, net	(7,831)				(2,246)					(21,542)	(14,124)	(20,115)
Foreign currency exchange gains (losses)	0				0					0	0	0
Loss on early extinguishment of debt	(1,504)										(7,912)
Gain on sale of marketable securities										0	0	0
Other income	0				1					21	4	2
Income (loss) before income taxes	(9,620)				(2,498)					(23,638)	(23,535)	(23,332)
Provision (benefit) for income taxes	0				0					0	0	0
Equity in income of subsidiaries	11,358				17,204					60,688	25,751	(40,085)
NET INCOME (LOSS)	1,738				14,706					37,050	2,216	(63,417)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	33,120				39,128					157,324	152,759	131,417
EXPENSES:
Depreciation and amortization	18,009				20,848					88,724	92,106	126,593
Cost of sales	38				86					446	88	87
Selling, general and administrative	4,463				5,016					17,607	19,626	19,612
Total operating expenses	22,510				25,950					106,777	111,820	146,292
INCOME (LOSS) FROM OPERATIONS	10,610				13,178					50,547	40,939	(14,875)
Interest expense, net	(1,065)				(4,710)					(6,015)	(19,805)	(20,173)
Foreign currency exchange gains (losses)	0				0					(4)	4	24
Loss on early extinguishment of debt	0										0
Gain on sale of marketable securities										230	2,467	4,188
Other income	1				80					759	67	319
Income (loss) before income taxes	9,546				8,548					45,517	23,672	(30,517)
Provision (benefit) for income taxes	484				260					1,377	(418)	(328)
Equity in income of subsidiaries	2,296				8,916					16,548	1,661	(9,896)
NET INCOME (LOSS)	11,358				17,204					60,688	25,751	(40,085)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	18,575				33,764					84,435	66,644	47,892
EXPENSES:
Depreciation and amortization	11,329				18,536					51,030	50,857	48,999
Cost of sales	1				11					18	12	10
Selling, general and administrative	2,983				3,168					10,665	11,915	12,753
Total operating expenses	14,313				21,715					61,713	62,784	61,762
INCOME (LOSS) FROM OPERATIONS	4,262				12,049					22,722	3,860	(13,870)
Interest expense, net	(419)				(263)					(1,454)	(838)	(248)
Foreign currency exchange gains (losses)	(647)				411					685	(730)	417
Loss on early extinguishment of debt	0										0
Gain on sale of marketable securities										0	0	0
Other income	0				0					0	179	125
Income (loss) before income taxes	3,196				12,197					21,953	2,471	(13,576)
Provision (benefit) for income taxes	900				3,281					5,405	810	(3,680)
Equity in income of subsidiaries	0				0					0	0	0
NET INCOME (LOSS)	2,296				8,916					16,548	1,661	(9,896)
Consolidating Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
REVENUE	(344)				(345)					(1,301)	(1,395)	(3,753)
EXPENSES:
Depreciation and amortization	0				0					0	0	0
Cost of sales	0				0					0	0	0
Selling, general and administrative	(344)				(345)					(1,301)	(1,395)	(3,753)
Total operating expenses	(344)				(345)					(1,301)	(1,395)	(3,753)
INCOME (LOSS) FROM OPERATIONS	0				0					0	0	0
Interest expense, net	0				0					0	0	0
Foreign currency exchange gains (losses)	0				0					0	0	0
Loss on early extinguishment of debt	0										0
Gain on sale of marketable securities										0	0	0
Other income	0				0					0	0	0
Income (loss) before income taxes	0				0					0	0	0
Provision (benefit) for income taxes	0				0					0	0	0
Equity in income of subsidiaries	(13,654)				(26,120)					(77,236)	(27,412)	49,981
NET INCOME (LOSS)	$ (13,654)				$ (26,120)					$ (77,236)	$ (27,412)	$ 49,981

Supplemental Guarantors Consolidating Condensed Financial Information - (Statement of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 1,738	$ 19,945	$ 1,129	$ 1,270	$ 14,706	$ 11,842	$ (5,111)	$ (5,026)	$ 511	$ 37,050	$ 2,216	$ (63,417)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period	0				85					(32)	(373)	4,117
Less: Reclassification adjustment for realized gains included in earnings										(230)	(2,467)	(4,188)
Foreign currency translation adjustments	(3,077)				2,556					2,969	(3,037)	6,948
Comprehensive income (loss)	(1,339)				17,347					39,757	(3,661)	(56,540)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	1,738				14,706					37,050	2,216	(63,417)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					0					0	0	0
Less: Reclassification adjustment for realized gains included in earnings										0	0	0
Foreign currency translation adjustments	0				0					0	0	0
Comprehensive income (loss)	1,738				14,706					37,050	2,216	(63,417)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	11,358				17,204					60,688	25,751	(40,085)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					85					(32)	(373)	4,117
Less: Reclassification adjustment for realized gains included in earnings										(230)	(2,467)	(4,188)
Foreign currency translation adjustments	0				0					0	(1)	1
Comprehensive income (loss)	11,358				17,289					60,426	22,910	(40,155)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	2,296				8,916					16,548	1,661	(9,896)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					0					0	0	0
Less: Reclassification adjustment for realized gains included in earnings										0	0	0
Foreign currency translation adjustments	(3,077)				2,556					2,969	(3,036)	6,947
Comprehensive income (loss)	(781)				11,472					19,517	(1,375)	(2,949)
Consolidating Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(13,654)				(26,120)					(77,236)	(27,412)	49,981
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					0					0	0	0
Less: Reclassification adjustment for realized gains included in earnings										0	0	0
Foreign currency translation adjustments	0				0					0	0	0
Comprehensive income (loss)	$ (13,654)				$ (26,120)					$ (77,236)	$ (27,412)	$ 49,981

Supplemental Guarantors Consolidating Condensed Financial Information - (Statement of Cash Flows) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Parent [Member]	Mar. 31, 2012 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]	Mar. 31, 2013 Guarantor Subsidiaries [Member]	Mar. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2012 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Mar. 31, 2013 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Consolidating Eliminations [Member]	Mar. 31, 2012 Consolidating Eliminations [Member]	Dec. 31, 2012 Consolidating Eliminations [Member]	Dec. 31, 2011 Consolidating Eliminations [Member]	Dec. 31, 2010 Consolidating Eliminations [Member]	Dec. 31, 2012 9.75% Senior Notes [Member]	Dec. 31, 2011 9.75% Senior Notes [Member]	Dec. 31, 2010 9.75% Senior Notes [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Parent [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 9.75% Senior Notes [Member] Consolidating Eliminations [Member]	Dec. 31, 2012 11.75% Senior Notes [Member]	Dec. 31, 2011 11.75% Senior Notes [Member]	Dec. 31, 2010 11.75% Senior Notes [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Parent [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 11.75% Senior Notes [Member] Consolidating Eliminations [Member]
Cash flows from operating activities:
Net cash provided by (used in) operating activities	$ 35,412,000	$ 45,082,000	$ 171,481,000	$ 126,823,000	$ 108,880,000	$ (17,861,000)	$ (13,179,000)	$ (27,325,000)	$ (39,324,000)	$ (39,719,000)	$ 42,050,000	$ 27,843,000	$ 133,731,000	$ 120,404,000	$ 115,561,000	$ 11,223,000	$ 30,418,000	$ 65,075,000	$ 45,743,000	$ 33,038,000	$ 0	$ 0	$ 0	$ 0	$ 0
Cash flows from investing activities:
Cash invested in seismic data	(40,132,000)	(56,420,000)	(183,244,000)	(126,979,000)	(49,465,000)	0	0	0	0	0	(27,629,000)	(19,645,000)	(100,280,000)	(68,145,000)	(33,287,000)	(12,503,000)	(36,775,000)	(82,964,000)	(58,834,000)	(16,178,000)	0	0	0	0	0
Cash paid to acquire property, equipment and other	(336,000)	(250,000)	(1,422,000)	(2,121,000)	(527,000)	0	0	0	0	0	(192,000)	(201,000)	(1,278,000)	(1,856,000)	(380,000)	(144,000)	(49,000)	(144,000)	(265,000)	(147,000)	0	0	0	0	0
Net proceeds from sale of marketable securities			230,000	2,467,000	4,188,000			0	0	0			230,000	2,467,000	4,188,000			0	0	0			0	0	0
Cash from sale of property, equipment and other			90,000	122,000	86,000			0	0	0			90,000	121,000	86,000			0	1,000	0			0	0	0
Advances to Seitel Holdings, Inc.	(246,000)	(4,000)	(13,000)	(755,000)	(9,000)	0	0	0	0	0	(246,000)	(4,000)	(13,000)	(755,000)	(9,000)	0	0	0	0	0	0	0	0	0	0
Repayment from Seitel Holdings, Inc.	0	0	0	50,000	0				0	0				50,000	4,501,000				0	(4,501,000)				0	0
Net cash used in investing activities	(40,714,000)	(56,674,000)	(184,359,000)	(127,216,000)	(45,727,000)	0	0	0	0	0	(28,067,000)	(19,850,000)	(101,251,000)	(68,118,000)	(24,901,000)	(12,647,000)	(36,824,000)	(83,108,000)	(59,098,000)	(20,826,000)	0	0	0	0	0
Cash flows from financing activities:
Contributed capital			0	125,000,000	0				125,000,000					0					0					0
Issuance of 9½% Senior Notes	250,000,000	0				250,000,000					0					0					0
Repayment of Senior Notes																										0	(131,094,000)	0	(131,094,000)	0	0	0	0	(2,000,000)	0	(2,000,000)	0	0	0
Principal payments on notes payable	(17,000)	(16,000)	(66,000)	(59,000)	(54,000)	(17,000)	(16,000)	(66,000)	(59,000)	(54,000)	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Principal payments on capital lease obligations	(62,000)	(42,000)	(212,000)	(164,000)	(146,000)	0	0	0	0	0	(8,000)	0	(14,000)	0	0	(54,000)	(42,000)	(198,000)	(164,000)	(146,000)	0	0	0	0	0
Borrowings on line of credit			0	737,000	10,000				0	0				0	0				737,000	10,000				0	0
Payments on line of credit			0	(737,000)	(10,000)				0	0				0	0				(737,000)	(10,000)				0	0
Costs of debt and equity transactions	(5,822,000)	0	0	(6,338,000)	(65,000)	(5,822,000)			(6,268,000)	(65,000)	0			0	0	0			(70,000)	0	0			0	0
Intercompany transfers	0	0	0	0	0	48,700,000	13,195,000	27,391,000	53,745,000	39,838,000	(49,200,000)	(13,195,000)	(33,541,000)	(65,745,000)	(39,838,000)	500,000	0	6,150,000	12,000,000	0	0	0	0	0	0
Net cash used in financing activities	(30,901,000)	(58,000)	(278,000)	(14,655,000)	(265,000)	17,861,000	13,179,000	27,325,000	39,324,000	39,719,000	(49,208,000)	(13,195,000)	(33,555,000)	(65,745,000)	(39,838,000)	446,000	(42,000)	5,952,000	11,766,000	(146,000)	0	0	0	0	0
Effect of exchange rate changes	(144,000)	171,000	153,000	(29,000)	813,000	0	0	0	0	0	0	0	(4,000)	3,000	25,000	(144,000)	171,000	157,000	(32,000)	788,000	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(36,347,000)	(11,479,000)	(13,003,000)	(15,077,000)	63,701,000	0	0	0	0	0	(35,225,000)	(5,202,000)	(1,079,000)	(13,456,000)	50,847,000	(1,122,000)	(6,277,000)	(11,924,000)	(1,621,000)	12,854,000	0	0	0	0	0
Cash and cash equivalents at beginning of period	61,891,000	74,894,000	74,894,000	89,971,000	26,270,000	0	0	0	0	0	60,533,000	61,612,000	61,612,000	75,068,000	24,221,000	1,358,000	13,282,000	13,282,000	14,903,000	2,049,000	0	0	0	0	0
Cash and cash equivalents at end of period	$ 25,544,000	$ 63,415,000	$ 61,891,000	$ 74,894,000	$ 89,971,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25,308,000	$ 56,410,000	$ 60,533,000	$ 61,612,000	$ 75,068,000	$ 236,000	$ 7,005,000	$ 1,358,000	$ 13,282,000	$ 14,903,000	$ 0	$ 0	$ 0	$ 0	$ 0

Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
REVENUE	$ 51,351	$ 70,327	$ 51,556	$ 46,028	$ 72,547	$ 70,759	$ 52,208	$ 35,545	$ 59,496	$ 240,458	$ 218,008	$ 175,556
Operating income	14,587	28,939	8,904	8,335	24,974	18,954	10,506	4,335	9,501	71,152	43,296	(31,964)
Net income (loss)	$ 1,738	$ 19,945	$ 1,129	$ 1,270	$ 14,706	$ 11,842	$ (5,111)	$ (5,026)	$ 511	$ 37,050	$ 2,216	$ (63,417)